As filed with the Securities and Exchange Commission
                               on January 19, 1996
                       Registration No. 33-33144; 811-6030


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                       Post-Effective Amendment No. 17 [X]

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                              Amendment No. 18 [X]

                        (Check appropriate box or boxes)
                            ------------------------
                            THE CAPITOL MUTUAL FUNDS
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                           --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
Robert M. Kurucza, Esq.                             Carl Frischling, Esq.
Marco E. Adelfio, Esq.                              Kramer, Levin, Naftalis,
Morrison & Foerster                                 Nessen, Kamin & Frankel
2000 Pennsylvania Ave., N.W., Suite 5500            919 Third Avenue
Washington, D.C.  20006                             New York, New York  10022

It is proposed that this filing will become effective (check appropriate box):



[ ]   Immediately upon filing pursuant to Rule 485(b); or       [ ]     on __________ pursuant to Rule 485(b), or

[X]   60 days after filing pursuant to Rule 485(a), or          [ ]     on ___________ pursuant to Rule 485(a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)         [ ]     on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed on June 26, 1995, the notice required by Rule 24f-2 for its fiscal year ended April 30, 1995 (File No. 33-33144; 811-6030).

         This filing is being made in order to add a Distribution Plan to the Market Class Shares of each Portfolio of the Trust.

                            THE CAPITOL MUTUAL FUNDS
                              CROSS REFERENCE SHEET




N-1A Item No.                                                                     Location



PART A - Cash Reserves, Treasury Reserves,
Government Reserves and Municipal Reserves
-- Market Class Shares


Item 1.   Cover Page......................................................        Cover Page
Item 2.   Synopsis........................................................        Expenses Summary
Item 3.   Condensed Financial Information.................................        Financial Highlights
Item 4.   General Description of Registrant...............................        The Trust; Investment Objective
                                                                                  and Policies; General Investment
                                                                                  Policies; Investment
                                                                                  Limitations; Fundamental Policies
Item 5.   Management of the Fund..........................................        Trustees of the Trust; The
                                                                                  Adviser; The Administrator and
                                                                                  Co-Administrator
Item 5A.   Management's Discussion of Fund Performance....................                         *
Item 6.   Capital Stock and Other Securities..............................        Voting Rights; Dividends; Taxes
Item 7.   Purchase of Securities Being Offered............................        Purchase and Redemption of
                                                                                  Shares; Distribution Plan;
                                                                                  Shareholder Servicing Plan
Item 8.   Redemption or Repurchase........................................        Purchase and Redemption of Shares
Item 9.   Pending Legal Proceedings.......................................                         *

PART B - All Portfolios

Item 10.   Cover Page.....................................................        Cover Page

--------------------------------

* Not Applicable

                                       1


Item 11.   Table of Contents..............................................        Table of Contents
Item 12.   General Information and History................................        The Trust
Item 13.   Investment Objectives and Policies.............................        Description of Permitted
                                                                                  Investments; Investment
                                                                                  Limitations; Securities Lending
Item 14.   Management of the Fund.........................................        Trustees and Officers
Item 15.   Control Persons and Principal Holders of Securities............        5% Shareholders
Item 16.   Investment Advisory and Other Services............................     The Adviser; The Administrator
                                                                                  and Co-Administrator;
                                                                                  Distribution and Shareholder
                                                                                  Servicing Plans; and Custodian
                                                                                  and Transfer Agent
Item 17.   Brokerage Allocation and Other Practices.......................        Portfolio Transactions
Item 18.   Capital Stock and Other Securities.............................        Description of Shares
Item 19.   Underwriters...................................................        Distribution and Shareholder
                                                                                  Servicing Plans
Item 20.   Calculation of Performance Data................................        Performance Information
Item 21.   Financial Statements...........................................        Experts and Financial Information


(A redherring appears on the left-hand side of this page, rotated 90 degrees. Text is as follows:)


Information contained herein is subject to completion or amendment.
A registration statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any State in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such State.



                        PRELIMINARY PROSPECTUS
                SUBJECT TO COMPLETION DATED JANUARY 19, 1996



Prospectus


Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") is an open-end management investment company which seeks to provide a convenient and economical means of investing in one or more professionally managed portfolios. The Trust's portfolios offer multiple classes of shares; this Prospectus relates to the Market Class Shares of the following diversified money market portfolios (each, a "Portfolio"):
Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves.

The Trust's Market Class Shares are offered through Servicing Agents
(as defined below) to individuals and institutions that can meet the $250,000 minimum initial investment requirement in Market Class Shares.



It is a fundamental policy of each Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. An investment in a Portfolio is neither insured nor guaranteed by the U.S. Government. There is no assurance that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.


This Prospectus sets forth concisely the information about the Trust that a prospective investor should know before investing. Investors are advised to read this Prospectus and retain it for future reference. A Statement of Additional Information ("SAI") dated August 31, 1995 as supplemented on
March    , 1996 has been filed with the Securities and Exchange Commission
("SEC") and is available without charge by writing or calling the Trust at the address or telephone number indicated in the column to the right. The SAI is incorporated into this Prospectus by reference. NationsBanc Advisors, Inc. ("NBAI") is the investment adviser to the Funds, TradeStreet Investment Associates, Inc. ("TradeStreet") is sub-investment adviser to the Funds. As used herein the "Adviser" shall mean NBAI and/or TradeStreet as the context may require.

SHARES OF THE TRUST ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR ISSUED, ENDORSED OR GUARANTEED BY, NATIONSBANK, N.A. ("NATIONSBANK") OR ANY OF ITS AFFILIATES. SUCH SHARES ARE NOT INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE PORTFOLIOS INVOLVES CERTAIN
RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

NATIONSBANK AND CERTAIN OF ITS AFFILIATES PROVIDE CERTAIN OTHER SERVICES TO THE TRUST, FOR WHICH THEY ARE COMPENSATED. STEPHENS INC.,
WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS THE SPONSOR AND ADMINISTRATOR AND SERVES AS THE DISTRIBUTOR FOR THE TRUST.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Nations Cash
    Reserves
Nations Treasury
    Reserves
Nations Government
    Reserves
Nations Municipal
    Reserves


Market Class
Shares
March  , 1996


For purchase, redemption and
performance information call:
1-800-321-7854

or write:
Nations Institutional Reserves
c/o Stephens Inc.
One NationsBank Plaza
39th Floor
Charlotte, NC 28255

NATIONS
   FUND

Table Of Contents


Expenses Summary                                         3
Financial Highlights                                     5
The Trust                                                5
Investment Objectives and Policies                       5
General Investment Policies                              8
Investment Limitations                                   9
Fundamental Policies                                     9
The Adviser                                             10
The Administrator and Co-Administrator                  11
The Distributor                                         12
Distribution Plan                                       12
Shareholder Servicing Plan                              13
Trustees of the Trust                                   14
Purchase and Redemption of Shares                       14
Voting Rights                                           15
Dividends                                               15
Performance                                             15
Taxes                                                   16
Independent Accountants, Custodian and Transfer Agent   17
Description of Permitted Investments                    18
Appendix                                                21



No person has been authorized to give any information or to make any representations not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Trust or its distributor. This Prospectus does not constitute an offering by the Trust or by the distributor in any jurisdiction in which such offering may not lawfully be made.

Expenses Summary

Expenses are one of several factors to consider when investing in the Portfolios. The following table summarizes operating expenses for Market Class Shares of the Portfolios. There are no transaction fees imposed upon the purchase or redemption of shares. The Examples show the cumulative expenses attributable to a hypothetical $1,000 investment in Market Class Shares of the Portfolios over specified periods.

Annual Operating Expenses
(as a percentage of average net assets)

                                   Nations             Nations           Nations            Nations
                                   Cash                Treasury          Government         Municipal
                                   Reserves            Reserves          Reserves           Reserves


Advisory Fees1                       .04%                .06%               .05%              .05%
Rule 12b-1 Fees1                     .10%                .10%                10%              .10%
Shareholder Servicing Fees1          .20%                .20%               .20%              .15%
Other Expenses                       .16%                .14%               .15%              .15%
Total Operating Expenses1            .50%                .50%               .50%              .45%




1 The Adviser, administrator and co-administrator of the Trust have agreed voluntarily to waive a portion or all of their fees and to reimburse certain expenses of the Portfolios, and the advisory fees and other expenses shown reflect the voluntary waivers. The adviser, administrator and co-administrator of the Trust each reserves the right to terminate its waiver or reimbursement at any time in its sole discretion. Absent these waivers, the Advisory Fees, Rule 12b-1 Fees, Shareholder Servicing Fees and Total Operating Expenses for Nations Cash Reserves would be .30%, .20%, .25% and .91% of average net assets, respectively; for Nations Treasury Reserves would be .30%, .20%, .25% and .89% of average net assets, respectively; for Nations Government Reserves would be .30%, .20%, .25% and .90% of average net assets, respectively; and for Nations Municipal Reserves would be .30%, .20%, .25% and .90% of average net assets, respectively. Additional operating expense information may be found under "The Adviser," "The Administrator and Co-Administrator" and "The Distributor."

Examples:

An investor would pay the following expenses on a $1,000 investment in Market Class Shares of the indicated Portfolio assuming (1) a 5% annual return and (2) redemption at the end of each time period.


                                         1 Year    3 Years


Nations Cash Reserves                       $5        $16
Nations Treasury Reserves                   $5        $16
Nations Government Reserves                 $5        $16
Nations Municipal Reserves                  $5        $14



The examples should not be considered as a representation of past or future expenses and actual expenses may be greater or less than those shown. The purpose of this table is to assist an investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in the Trust. Certain figures contained in the above tables are based on amounts incurred during each Portfolio's most recent fiscal year and have been adjusted as necessary to reflect current service provider fees and/or reimbursements. If current fee waivers and/or reimbursements are discontinued, the amounts contained in the "Examples" above may increase. The information set forth in the foregoing table and examples relates only to the Market Class Shares. The Trust also offers the Capital Class, Liquidity Class and Adviser Class (formerly Class A, Class B and Class C Shares, respectively) of the Portfolios. The "Other Expenses" figures contained in the above table are based on estimated amounts for the Portfolios' current fiscal year. There is no assurance that any fee waivers and reimbursements will continue at their present level beyond the current fiscal year. Long-term shareholders in a Portfolio could pay more in sales charges than the economic equivalent of the maximum front-end sales charges applicable to mutual funds sold by members of the National Association of Securities Dealers, Inc. For more complete descriptions of the Portfolios' operating expenses, see "The Adviser,"
"The Administrator and Co-Administrator" and "The Distributor."

Financial Highlights

Financial information is not provided in connection with Market Class Shares of the Portfolios because such shares were not offered during the Trust's most recent fiscal year. Financial information in connection with Capital Class and Liquidity Class Shares of the Portfolios is incorporated by reference in the SAI, which is available upon request. Price Waterhouse LLP is the independent accountant to the Trust. Shareholders will receive unaudited semi-annual reports describing the Portfolios' investment operations and annual financial statements audited by the Trust's independent accountant.


The Trust


The Capitol Mutual Funds, doing business as Nations Institutional
Reserves, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Trust is a member of the Nations Fund Family which consists of Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and the Trust. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares") and different classes of each series. Each Portfolio is a series of the Trust. Except for differences between classes of a Portfolio pertaining to distribution and shareholder servicing arrangements, each share of each Portfolio represents an equal proportionate interest in that Portfolio. This Prospectus relates to the Market Class Shares of the Trust's Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves Portfolios. NBAI is the investment adviser and TradeStreet is the sub-investment adviser for each Portfolio. Information regarding the Capital Class, Liquidity Class and Adviser Class Shares of the Portfolios is contained in separate prospectuses that may be obtained from the Trust's distributor. To obtain additional information regarding the Portfolios' other classes of shares which may be available to you, contact Nations Fund at 1-800-321-7854.


Investment Objectives And Policies


Each Portfolio seeks to comply with regulations of the SEC applicable to money market funds. These regulations impose certain quality, maturity and diversification restraints on investments by a Portfolio. Under these regulations, each Portfolio will maintain a dollar-weighted average portfolio maturity of 90 days or less and will acquire only eligible securities maturing in 397 days or less. For further information regarding these restraints, see "Description of Permitted Investments."

Nations Cash Reserves

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.


The Portfolio will invest in obligations denominated in U.S. dollars consisting of: (i) commercial paper rated at least A-1 by Standard & Poor's Corporation ("S&P"), Prime-1 by

Moody's Investors Service, Inc. ("Moody's"), F-1 by Fitch Investors Services, Inc. ("Fitch"), Duff 1 by Duff & Phelps Credit Rating Co. ("D&P"), A1 by IBCA Limited or its affiliate IBCA Inc. (collectively "IBCA") or TBW-1 by Thomson BankWatch, Inc. ("BankWatch") at the time of investment, or, if not rated, determined by the Adviser to be of comparable quality; (ii) obligations (including certificates of deposit, time deposits, and bankers' acceptances) of thrift institutions, U.S. commercial banks (including foreign branches of such banks), and U.S. and London branches of foreign banks, provided that such institutions (or, in the case of a branch, the parent institution) have total assets of $1 billion or more as shown on their last published financial statements at the time of investment; (iii) short-term corporate obligations of issuers of commercial paper whose commercial paper is eligible for purchase by the Portfolio; (iv) instruments eligible for acquisition by Nations Government Reserves (see below); and (v) repurchase agreements and reverse repurchase agreements involving any of the foregoing obligations. The Portfolio also may invest in guaranteed investment contracts and in securities issued by other investment companies, consistent with its investment objective and policies. The purchase of unrated securities is subject to the approval or ratification of the Trustees. The high quality short-term obligations that may be purchased by the Portfolio include instruments issued by trusts, including pass-through certificates representing participations in, or debt instruments backed by, the securities and other assets owned by the trust.


Certain of the obligations in which the Portfolio may invest may be variable or floating rate instruments, may involve a demand feature and may include variable amount master demand notes. In addition, the Portfolio may write and purchase put options on a limited basis.

Except for temporary defensive purposes, the Portfolio will concentrate its investments in obligations issued by the banking industry, consisting of U.S. dollar denominated obligations of U.S. banks, foreign branches of U.S. banks, and London and U.S. branches of foreign banks. Concentration in this context means the investment of more than twenty-five percent of the Portfolio's assets in such obligations.


For temporary defensive purposes during periods when the Adviser believes that market conditions warrant, the Portfolio may invest up to 100% of its assets in securities issued or guaranteed by the U.S.
Government, its agencies or instrumentalities, repurchase agreements and cash.


Nations Treasury Reserves

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest in direct obligations issued by the U.S. Treasury, separately traded component parts of such obligations transferable through the federal book-entry system (known as Separately Traded Registered Interest and Principal Securities or "STRIPS"), and repurchase agreements and reverse repurchase agreements involving such obligations. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

The dealers selected for the Portfolio must meet criteria established by S&P.

Nations Government Reserves

The investment objective of this Portfolio is to preserve principal value and maintain a high degree of liquidity while providing current income. There is no assurance that the investment objective will be met.

The Portfolio will invest exclusively in instruments eligible for acquisition by Nations Trea-sury Reserves and in obligations issued or guaranteed as to principal and interest by the agencies and instrumentalities of the U.S.
Government and repurchase agreements and reverse repurchase agreements involving such obligations.

Nations Municipal Reserves

The Portfolio's investment objective is to preserve principal value and maintain a high degree of liquidity while providing current income exempt from Federal income taxes. There is no assurance that this objective will be met.

The Portfolio will invest in U.S. dollar denominated municipal securities of issuers located in all fifty states, the District of Columbia, Puerto Rico and other U.S. territories and possessions. At least 80% of the Portfolio's total assets will be invested in securities the interest on which is exempt from Federal income taxes, based on opinions from bond counsel for the issuers.


Municipal notes in which the Portfolio may invest consist of general obligation notes, tax anticipation notes, revenue anticipation notes, bond anticipation notes, certificates of indebtedness, demand notes and construction loan notes. The Portfolio's investments in any of the notes described above will be limited to those obligations (i) where both principal and interest are backed by the full faith and credit of the United States, (ii) which are rated MIG-1 or VMIG-1 at the time of investment by Moody's, (iii) which are rated SP-1 at the time of investment by S&P, or (iv) which, if not rated, are of comparable quality in the judgment of the Adviser to obligations rated MIG-1, VMIG-1 or SP-1. The Portfolio also may invest in securities issued by other investment companies, consistent with its investment objective and policies.

Municipal bonds in which the Portfolio may invest must be rated in one of the two highest short-term rating categories by S&P or Moody's at the time of investment or, if unrated, must be deemed by the Adviser to have essentially the same characteristics and quality as bonds having the above ratings. The Portfolio may purchase industrial development and pollution control bonds if the interest paid is exempt from Federal income tax. The interest on such bonds, however, may be treated as a specific tax preference item under the Federal alternative minimum tax. In addition, the payment of the principal and interest on such bonds may be dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment.



The Portfolio may purchase municipal lease obligations, including certificates of participation in municipal leases. The Portfolio may acquire municipal lease obligations that may be assigned by the lessee to another party provided the obligation continues to provide tax-exempt interest. The Portfolio will not purchase municipal lease obligations to the extent it holds municipal lease obligations and illiquid securities in an amount exceeding 10% of its total assets unless the Adviser determines that the municipal lease obligations are liquid pursuant to guidelines established by the Board of Trustees of the Trust. Pursuant to these guidelines, the Adviser, in making this liquidity determination, will consider, among other factors, the strength and nature of the secondary market for such obligations, the prospect for its future marketability and whether such obligations are rated. The Portfolio expects that it will only purchase rated municipal lease obligations. In addition, the Portfolio may purchase participation interests in other municipal securities (such as industrial development bonds).



The Portfolio's investments in tax-exempt commercial paper will be limited to obligations which are rated at least A-1 by S&P or Prime-1 by Moody's at the time of investment or which are of equivalent quality as determined by the Adviser.

For a description of the above ratings, see the "Appendix."

The Portfolio may invest in short-term securities, in commitments to purchase such securities on a "when-issued" basis (approximately 5% to 50% of the Portfolio's total assets), and reserves the right to engage in "put" transactions on a daily, weekly or monthly basis. Securities purchased on a "when-issued" basis are subject to settlement within 45 days of the purchase date. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to the Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates. The Portfolio will only commit to purchase a security on a when-issued basis with the intention of actually acquiring the security and will segregate sufficient liquid assets to meet its purchase obligation.


A "put" feature permits the Portfolio to sell a security at a fixed price prior to maturity. The underlying municipal securities subject to a put may be sold at any time at the market rates. However, unless the put was an integral part of the security as originally issued, it may not be marketable or assignable. Therefore, the put would only have value to the Portfolio. In certain cases a premium may be paid for put features. A premium paid will have the effect of reducing the yield otherwise payable on the underlying security. The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The Portfolio will limit its put transactions to institutions which the Adviser believes present minimal credit risk, pursuant to guidelines adopted by the Trust's Board of Trustees.




The Adviser has discretion to invest up to 20% of the Portfolio's assets in taxable money market instruments (consisting of obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements) and municipal securities of the type described above, which are subject to the alternative minimum tax. However, the Portfolio generally intends to be fully invested in federally tax-exempt securities.


General Investment Policies

For a description of the Portfolios' permitted investments see
"Description of Permitted Investments" and for further information about ratings see the "Appendix."


Each Portfolio except Nations Municipal Reserves may lend the securities in which it is invested pursuant to agreements requiring that the loan be continuously secured by cash, securities of the U.S. Government or its agencies or any combination of cash and such securities. The Portfolio will continue to receive interest on the securities loaned while simultaneously earning interest on the investment of cash collateral in U.S. Government securities. Collateral is marked to market daily to provide a level at least equal to the market value of the securities loaned. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will only be made to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any guaranty by the U.S. Government, its agencies or instrumentalities of the securities in which any Portfolio invests guarantees only the payment of principal and interest on the guaranteed security and does not guaran-
tee the yield or value of that security or the yield or value of shares of that Portfolio.

Investment Limitations


Each Portfolio may not:


1. Purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the total assets of the Portfolio would be invested in the securities of such issuer. This restriction applies to 75% of each Portfolio's assets.


2. Purchase any securities which would cause more than 25% of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply (a) with respect to Nations Cash Reserves, to investments in the banking industry as described above; (b) with respect to Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves, to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; and (c) with respect to Nations Municipal Reserves, to investments in tax-exempt securities issued by governments or political subdivisions of governments.

3. Make loans, except that (a) a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies;
(b) a Portfolio may enter into repurchase agreements and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, restricted securities and other securities which are not readily marketable do not exceed, in the aggregate, 10% of the Portfolio's total assets; and (c) each Portfolio except Nations Municipal Reserves may engage in securities lending as described in this Prospectus and in the SAI.


The foregoing percentages will apply at the time of the purchase of a security.


Additional investment limitations are set forth in the SAI.

Fundamental Policies

The investment objective of each Portfolio and the investment limitations described above are fundamental policies of each Portfolio. It is also a fundamental policy of each Portfolio to seek to maintain a constant net asset value of $1.00 per share. There is no assurance that the Portfolios will be able to maintain a constant net asset value of $1.00 per share.

Fundamental policies cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the Portfolio's outstanding shares, whichever is less.

The Adviser


NationsBanc Advisors, Inc. serves as investment adviser to the Portfolios. NBAI is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of Nationsbank Corporation, a bank holding company organized as a North Carolina corporation. NBAI has its principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255.



TradeStreet Investment Associates Inc., with principal offices at One NationsBank Plaza, Charlotte, North Carolina 28255, serves as sub-investment adviser to the Portfolios.



TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation, a bank holding company organized as a North Carolina corporation.



TradeStreet provides trust and banking services to individuals, corporations, and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency, and personal and corporate banking.



Subject to the general supervision of the Trust's Board of Trustees and in accordance with each Portfolio's investment policies, the Adviser formulates guidelines and lists of approved investments for each Portfolio, makes decisions with respect to and places orders for that Portfolio's purchases and sales of portfolio securities and maintains records relating to such purchases and sales. With respect to Nations Municipal Reserves, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain financial institutions including, in the case of agency transactions, financial institutions which are affiliated with NationsBank or which have sold shares in the Portfolio, if the Adviser believes the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms. From time to time, to the extent consistent with its investment objective, policies and restrictions, each Portfolio may invest in securities of companies with which NationsBank has a lending relationship.



The Trust and the Adviser have adopted codes of ethics which contain policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These policies substantially comply in all material respects with the recommendations set forth in the May 9, 1994 Report of the Advisory Group on Personal Investing of the Investment Company Institute.




Morrison & Foerster LLP, counsel to the Trust and special counsel to NationsBank, has advised the Trust and NationsBank that subsidiaries of NationsBank may perform the services contemplated by the Investment Advisory Agreement without violation of the Glass-Steagall Act or other applicable banking laws or regulations. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such subsidiaries of NationsBank from continuing to perform, in whole or in part, such services. If such subsidiaries of NationsBank were prohibited from performing any such services, it is expected that the Board of Trustees of the Trust would recommend to each Portfolio's shareholders that they approve a new advisory agreement with another entity or entities qualified to perform such services.


For the services provided and expenses assumed pursuant to the Investment Advisory Agreement, NBAI is entitled to a fee, calculated daily and paid monthly, at an annual rate of 0.30% of the average daily net assets of each Portfolio. For services provided and the expenses assumed pursuant to a sub-advisory agreement, NBAI will pay TradeStreet sub-advisory fees, computed daily and paid monthly, at the annual rates of 0.033% of the average daily net assets of each Portfolio.



NBAI, TradeStreet and the administrator and the co-administrator of the Portfolios have voluntarily agreed to waive their fees proportionately
(and reimburse the Portfolios for certain expenses) in order to limit the total annualized operating expenses of Market Class Shares
(exclusive of Rule 12b-1 fees and Shareholder Serviccing Fees) of the Portfolios (as a percentage of average daily net assets) to 0.20%.
NBAI, TradeStreet, the administrator and the co-administrator each reserves the right, in its sole discretion, to terminate this voluntary fee waiver at any time. Shareholders will be notified in advance if and when the waiver is terminated. For the fiscal year ended April 30, 1995, the Portfolios paid NationsBank under a prior Advisory Agreement, advisory fees, after waivers, at the indicated rate of average net assets: Nations Cash Reserves--0.11%; Nations Treasury Reserves--0.04%; Nations Government Reserves--0.13%; and Nations Municipal Reserves--0.07%.



The Administrator and Co-Administrator

Stephens Inc. ("Stephens"), with principal offices at 111 Center Street, Little Rock, Arkansas 72201, serves as the administrator of the Trust pursuant to an Administration Agreement. Pursuant to the terms of the Administration Agreement, Stephens provides various administrative and corporate secretarial services to the Portfolios, including providing general oversight of other service providers, office space, utilities and various legal and administrative services in connection with the satisfaction of various regulatory requirements applicable to the Portfolios.

The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation with principal offices at One Exchange Place, Boston, Massachusetts 02109, serves as the co-administrator of the Portfolios pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, TSSG provides various administrative and accounting services to the Portfolios, including performing calculations necessary to determine net asset values and dividends, preparing tax returns and financial statements and maintaining the portfolio records and certain general accounting records for the Portfolios. For the services rendered pursuant to the Administration and Co-Administration Agreements, Stephens and TSSG are entitled to receive a combined fee at the annual rate of up to 0.10% of each Portfolio's average daily net assets.

For the fiscal year ended April 30, 1995, the Portfolios paid their administrator a fee, after waivers, at the indicated rate of average net assets: Nations Cash Reserves--0.06%; Nations Treasury Reserves--0.06%; Nations Government Reserves--0.06%; and Nations Municipal
Reserves--0.06%.



In addition, the Trust pays its other operating expenses, including audit and legal expenses, expenses of preparing prospectuses, proxy solici-tation material and reports to shareholders, costs of custodial and transfer agency services and registering shares under Federal and state securities laws and insurance expenses and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

The Distributor

Shares of the Portfolios are sold on a continuous basis by Stephens, as the Portfolios' sponsor and distributor. Stephens is a registered broker-dealer with principal offices at 111 Center Street, Little Rock, Arkansas 72201. The Trust has entered into a distribution agreement with Stephens which provides that Stephens has the exclusive right to distribute shares of the Portfolios.

In addition to Market Class Shares, the Portfolios also offer Capital Class, Liquidity Class and Adviser Class Shares. Capital Class Shares, which do not bear distribution or shareholder servicing fees, are offered only to NationsBank, its affiliates and correspondents, for the investment of funds for which they act in a fiduciary capacity. Liquidity Class Shares are offered to institutional investors which meet the $500,000 minimum initial investment requirement and to NationsBank and its affiliates and correspondents, for the investment of their own funds or funds for which they act in a fiduciary, agency or custodial capacity. Liquidity Class Shares of the Portfolios bear aggregate distribution and shareholder servicing fees of up to 0.60% of the class's average daily net assets. Adviser Class Shares are offered to institutional investors having a corporate cash management arrangement with a bank, broker/dealer or other financial institution that has entered into a shareholder servicing agreement with the Trust. Adviser Class Shares also bear shareholder servicing fees of up to 0.25% of the class's average net assets. A salesperson and any other person or entity entitled to receive compensation for selling or servicing Portfolio shares may receive different compensation with respect to one particular class of shares over another in a Portfolio.

Distribution Plan


Pursuant to Rule 12b-1 under the 1940 Act, the Trustees have approved a Distribution Plan (the "Plan") with respect to the Market Class Shares of each Portfolio. Pursuant to the Plan, each Portfolio may compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Portfolio's Market Class Shares. Payments under the Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Trust's Board of Trustees, provided that the annual rate may not exceed .20% of the average daily net asset value of each Portfolio's Market Class Shares. Notwithstanding anything contained in the Plan to the contrary, no Portfolio shall be obligated to make any payments under the Plan that exceed the maximum amounts payable under Article III, Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers, Inc. Certain state securities laws may require those financial institutions providing distribution services to register as dealers pursuant to state law.



The fees payable under the Plan are used primarily to compensate or reimburse Stephens for distribution services provided by it, and related expenses incurred, in connection with Market

Class Shares, including payments by Stephens to compensate or reimburse banks, broker/dealers or other financial institutions that have entered into Sales Support Agreements with Stephens ("Selling Agents"), for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Plan may be made with respect to: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials by Stephens or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of Stephens or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on Stephens' or Selling Agent's unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation,
(i) the expenses of operating Stephens' or Selling Agents' offices in connection with the sale of Portfolio shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.


Shareholder Servicing Plan

The Trustees have approved a Shareholder Servicing Plan (the "Servicing Plan") with respect to Market Class Shares of the Portfolios. Pursuant to the Servicing Plan, the Trust, on behalf of each Portfolio, may enter into shareholder servicing agreements ("Servicing Agreements") with banks, broker/dealers and other financial institutions, including certain affiliates of NationsBank ("Servicing Agents"). Under the Servicing Agreements, the Servicing Agents will provide various shareholder support services to their customers that are the owners of Market Class Shares, including general shareholder liaison services; processing purchase, exchange and redemption requests from customers and placing orders with Stephens or the transfer agent; processing dividend and distribution payments from the Portfolios on behalf of customers; providing information periodically to customers showing their position in Market Class Shares; arranging for bank wires; and providing such other similar services as may reasonably be requested.


The Servicing Plan authorizes the Trust to pay the Servicing Agents a fee, calculated daily and paid monthly, at a rate set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Portfolios' Market Class Shares.


The Trust understands that Servicing Agents may charge fees to their Customers who are the owners of Market Class Shares for additional services provided in connection with their Customers' accounts. These fees would be in addition to any amounts which may be received by Servicing Agents under their Servicing Agreements with the Trust. The Servicing Agreements require Servicing Agents to disclose to their Customers any compensation payable to the Servicing Agents by the Trust and any other compen-sation payable by Customers in connection with the investment of their assets in Market Class Shares. Customers should read this Prospectus in light of the terms governing their accounts with their Servicing Agents.

The Trust may suspend or reduce payments under the Servicing Plan at any time, and payments are subject to the continuation of the Servicing Plan described above and the terms of the Servicing Agreements. See the SAI for more details on the Servicing Plan.

Trustees of the Trust

The management and affairs of the Trust are supervised by the Trustees under the laws of the Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust. Further information regarding individual Trustees may be found in the SAI.

Purchase and Redemption of Shares

Market Class Shares are offered through Servicing Agents to individual and institutional investors. The minimum initial investment in Market Class Shares is $250,000.


Purchases and redemptions may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by Stephens or the Transfer Agent (as defined below). A purchase order must be received by Stephens or the Transfer Agent by 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by Stephens or the Transfer Agent.

The net asset value of shares is calculated as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to the Nations Municipal Reserves), on each Business Day. The assets of the Portfolios are valued based upon the amortized cost method. Although the Portfolios seek to maintain a net asset value per share of $1.00, there can be no assurance that the net asset value per share will not vary.

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within three Business Days after receiving a redemption order if, in the judgment of NationsBank, an earlier payment could adversely impact a Portfolio. Redemption orders will not be accepted by Stephens or the Transfer Agent after 3:00 p.m., Eastern time (12 noon, Eastern time, with respect to Nations Municipal Reserves), for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by Stephens or the Transfer Agent. Redeemed shares are not entitled to dividends declared on the day the redemption order is effective.

Neither the Transfer Agent nor the Trust will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone. The Trust or Transfer Agent may be liable for losses resulting from fraudulent or unauthorized instructions if it does not employ these procedures. In addition, the Trust reserves the right to record all telephone conversations.

Voting Rights

Each share held entitles the Shareholder of record to one vote. As a Massachusetts business trust, the Trust is not required to hold annual meetings but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by Shareholders at a special meeting called upon written request of Shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the Shareholders requesting the meeting.


Dividends


The net income of each Portfolio is determined and declared on each Business Day as a dividend to Shareholders of record as of 3:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to Nations Municipal Reserves), on that day. Dividends are paid by each Portfolio in additional shares of the same class, unless the Shareholder has elected to take such payment in cash, on the first Business Day of each month. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the change.


The amount of dividends payable on Capital Class Shares will be more than the dividends payable on the Liquidity Class, Adviser Class and Market Class Shares because of the distribution and/or shareholder servicing expenses charged to Liquidity Class, Adviser Class and Market Class Shares.

Performance

From time to time the Portfolios may advertise their "current yield" and "effective compound yield." Such yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of a Portfolio refers to the income generated by an investment in the Portfolio over a stated seven-day period. This income is then "annualized," that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.


Nations Municipal Reserves also may advertise its "tax-equivalent yield," which is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for Shareholders.



The yield of the Portfolios fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in a Portfolio will actually yield in the future. Performance quotations will be computed separately for each class of a Portfolio's shares. Because of differences in the fees and expenses borne by Liquidity Class, Adviser Class and Market Class Shares, the net yield on such shares can be expected, at any given time, to be lower than the net yield on Capital Class Shares. Each Portfolio's annual report contains additional performance information and is available on request without charge from Stephens.


In addition, a Portfolio from time to time may compare its performance to that of other mutual funds tracked by mutual fund rating services, of broad groups of comparable mutual funds or of unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs.



Taxes

Each Portfolio is treated as a separate entity for Federal income tax purposes and is not combined with the Trust's other portfolios. Each Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Portfolio qualifies for this special tax treatment, it will be relieved of Federal income tax on that part of its net investment income (including, for this purpose, net short-term capital gain) and net capital gain (the excess of net long-term capital gain over net short-term capital loss) that it distributed to Shareholders.



Each Portfolio intends to distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to Shareholders. Dividends declared by Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves from net investment income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares and will not qualify for the corporate dividends-received deduction. Nations Municipal Reserves may pay "exempt-interest dividends" to its Shareholders if, at the close of each quarter of its taxable year, at least 50% of the value of such Portfolio's assets consists of obligations the interest on which is excludable from gross income. Exempt-interest dividends constitute the portion of the aggregate dividends, as designated by the Portfolio, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt interest dividends are excludable from a Shareholder's gross income for Federal income tax purposes, but may have certain collateral Federal income tax consequences, as described in the SAI. Any dividends attributable to Nations Municipal Reserve's taxable income will be taxable to Shareholders as ordinary income whether received in cash or in additional shares to the extent of the Portfolio's earnings and profits and will not qualify for the corporate dividends-received deduction.


Any net capital gain will be distributed at least annually and will be taxed to Shareholders as long-term capital gain, regardless of how long a Shareholder has held shares. The Portfolios will make annual reports to Shareholders of the Federal income tax status of all distributions.

Ordinarily, Shareholders will include in income all dividends declared by a Portfolio in the year those dividends are paid. However, dividends declared by a Portfolio in October, November or December of any year and payable to Shareholders of record on a date in any of those months will be deemed to have been paid by the Portfolio and received by the Shareholders on December 31st, if paid by the Portfolio during the following January.

Income received on direct U.S. Government obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a Shareholder from a Portfolio provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves will inform Shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisors to determine whether any portion of the income dividends received from a Portfolio is considered tax exempt in their particular states.


Federal law requires the Trust to withhold 31% from any dividends (other than exempt-interest dividends) paid by the Trust and/or redemptions (including exchange redemptions) that occur in certain Shareholder accounts if the Shareholder has not properly furnished a certified correct Taxpayer Identification Number and has not certified that withholding does not apply, or if the Internal Revenue Service has notified the Trust that the Taxpayer Identification Number listed on a Shareholder account is incorrect according to its records, or that the Shareholder is subject to backup withholding. Amounts withheld are applied to the shareholder's Federal tax liability, and a refund may be obtained from the Internal Revenue Service if withholdings results in overpayment of taxes. Federal law also requires a Portfolio to withhold 30% or the applicable tax treaty rate from dividends paid to certain nonresident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

The foregoing discussion is based on tax laws and regulations which were in effect as of the date of this Prospectus and summarizes only some of the important tax considerations generally affecting the Portfolios. It is not intended as a substitute for careful tax planning; investors should consult their tax advisors with respect to their specific tax situations. Further tax information is contained in the SAI.

Independent Accountants, Custodian and
Transfer Agent


Price Waterhouse, LLP serves as the independent accountant to the Trust.


NationsBank of Texas, N.A., serves as each Portfolio's custodian (the "Custodian"). The Custodian is located at 1401 Elm Street, Dallas, Texas 75202 and is a wholly owned subsidiary of NationsBank Corporation. In return for providing custodial services, the Custodian is entitled to receive, in addition to out-of-pocket expenses, fees payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of each Portfolio, (ii) $10.00 per repurchase collateral transaction by the Portfolios, and (iii) $15.00 per purchase, sale and maturity transaction involving the Portfolios.

TSSG serves as transfer agent (the "Transfer Agent") for each Portfolio's shares. The Transfer Agent is located at One Exchange Place, Boston, Massachusetts 02109.



Description of Permitted Investments

The following is a description of the permitted investments for the
Portfolios:

U.S. TREASURY OBLIGATIONS--bills, notes, and bonds issued by the U.S. Treasury and STRIPS. The Portfolios will not actively trade STRIPS. STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, STRIPS may be subject to greater interest rate volatility than interest paying U.S. Treasury Obligations.

U.S. GOVERNMENT AGENCY SECURITIES--certain Federal agencies, such as the Government National Mortgage Association, have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of certain of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States or are guaranteed by the Treasury or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association or "FNMA").

BANKERS' ACCEPTANCES--a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT--a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity.

TIME DEPOSITS--a non-negotiable receipt issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time: however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty are considered to be illiquid securities; therefore, each Portfolio will not invest more than 10% of its assets in such time deposits.

COMMERCIAL PAPER--the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few days to nine months.

GUARANTEED INVESTMENT CONTRACTS --Guaranteed investment contracts
("GICs") are investment instruments issued by highly rated insurance companies. Pursuant to such contracts, a Portfolio may make cash contributions to a deposit fund of the insurance company's general or separate accounts. The insurance company then credits to a Portfolio guaranteed interest. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. The purchase price paid for a GIC becomes part of the general assets of the issuer, and the contract is paid from the general assets of the issuer.

A Portfolio will only purchase GICs from issuers which, at the time of purchase, meet quality and credit standards established by NationsBank. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. Also, a Portfolio may not receive the principal amount of a GIC from the insurance company on seven days' notice or less. Therefore, GICs are generally considered to be illiquid investments.

OTHER INVESTMENT COMPANIES--A Portfolio may invest in securities issued by other investment companies to the extent such investments are consistent with the Portfolio's investment objective and policies and permissible under the 1940 Act. As a shareholder of another investment company, a Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Portfolio bears directly in connection with its own operations.

VARIABLE AND FLOATING RATE INSTRUMENTS--certain instruments issued, guaranteed or sponsored by the U.S. Government or its agencies, state and local government issuers, and certain debt instruments issued by domestic banks or corporations, may carry variable or floating rates of interest. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices, such as a Federal Reserve composite index. A variable rate demand instrument is an obligation with a variable or floating interest rate and an unconditional right of demand on the part of the holder to receive payment of unpaid principal and accrued interest. An instrument with a demand period exceeding seven days may be considered to be illiquid if there is no secondary market for such security.

REPURCHASE AGREEMENTS--agreements by which a person obtains a security and simultaneously commits to return the security to the seller at an agreed upon price (including principal and interest) on an agreed upon date within a number of days from the date of purchase. A Portfolio may enter into repurchase agreements jointly with other Portfolios and with investment portfolios of the Nations Fund Family of mutual funds.


REVERSE REPURCHASE AGREEMENTS--When a Portfolio invests in a reverse repurchase agreement, it sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash, and agrees to buy the security back at a future date and price. Reverse repurchase agreements may be used to provide cash to satisfy unusually heavy redemption requests without having to sell portfolio securities, or for other temporary or emergency purposes. Generally, the effect of such a transaction is that the Portfolios can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while they will be able to keep the interest income associated with those portfolio securities. Such transactions are advantageous only if the interest cost to the Portfolios of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise.

At the time a Portfolio enters into a reverse repurchase agreement, it may establish a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations in respect of reverse repurchase agreements. Reverse repurchase agreements involve the risk that the market value of the securities the Portfolios are obli-gated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Portfolios' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolios' obligation to repurchase the securities. Reverse repurchase agreements are speculative techniques involving leverage, and are subject to asset coverage requirements if the Portfolios do not establish and maintain a segregated account (as described above). Under the requirements of the 1940 Act, the Portfolios are required to maintain an asset coverage
(including the proceeds of the borrowings) of at least 300% of all borrowings. Depending on market conditions, the Portfolios' asset coverage and other factors at the time of a reverse repurchase, the Portfolios may not establish a segregated account when the Adviser believes it is not in the best interests of the Portfolios to do so. In this case, such reverse repurchase agreements will be considered borrowings subject to the asset coverage described above.


SECURITIES OF FOREIGN ISSUERS--Foreign investments involve risks that are different from investments in securities of U.S. issuers. These risks may include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Additionally, there may be less public information available about foreign issuers. Foreign branches of foreign banks are not regulated by U.S. banking authorities and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Nations Cash Reserves may invest in obligations of foreign branches of U.S. banks and U.S. and London branches of foreign banks.

SHORT-TERM TRUST OBLIGATIONS--Nations Cash Reserves may invest in short-term obligations issued by special purpose trusts established to acquire specific issues of government or corporate securities. Such obligations entitle the Portfolio to a proportional fractional interest in payments received by the trust, either from the underlying securities owned by the trust or pursuant to other arrangements entered into by the trust. A trust may enter into a swap arrangement with a highly rated investment firm, pursuant to which the trust grants to the counterparty certain of its rights with respect to the securities owned by the trust in exchange for the obligation of the counterparty to make payments to the trust according to an established formula. The trust obligations purchased by the Portfolio must satisfy the quality and maturity requirements generally applicable to the Portfolio pursuant to Rule 2a-7 under the 1940 Act.

Restraints on Investments by Money Market Funds

Investments by the Portfolios are subject to limitations imposed under regulations adopted by the SEC. These regulations generally require money market funds to acquire only U.S. dollar denominated obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, money market funds may acquire only obligations that present minimal credit risks and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (or one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a "first tier security"), or
(ii) rated according to the foregoing criteria in the second highest short-term rating category or, if unrated, determined to be of comparable quality ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. The Adviser will determine that an obligation presents minimal credit risks or that unrated instruments are of comparable quality in accordance with guidelines established by the Trustees. The Trustees also must approve or ratify the acquisition of unrated securities or securities rated by only one rating organization by Nations Cash Reserves, Nations Government Reserves and Nations Treasury Reserves. In addition, investments by Nations Cash Reserves,
Nations Government Reserves and Nations Treasury Reserves in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in such securities in the aggregate, and (ii) any investment in such securities of one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. In addition, such Portfolios may only invest up to 25% of their total assets in the first tier securities of a single issuer for three business days.


Appendix


Description of Commercial Paper Ratings

Commercial paper rated A by S&P is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1+, 1, 2 and 3 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1 reflect a "very strong" degree of safety regarding timely payment.

Commercial paper issuers rated Prime-1 by Moody's are judged by Moody's to be of the highest quality on the basis of relative repayment capacity.

Commercial paper rated F-1 by Fitch is considered to possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

Duff 1 is the highest rating assigned by D&P to commercial paper. D&P employs three designations, Duff 1+, Duff 1 and Duff 1-, within the highest rating category. Duff 1+ indicates the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." Duff 1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered minor. Duff 1- indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Commercial paper rated A1 by IBCA is considered to be supported by the highest capacity for timely repayment.

TBW-1 is the highest commercial paper rating assigned by BankWatch. It indicates a very high degree of likelihood that principal and interest will be paid on a timely basis.



Description of Municipal Note Ratings

Moody's highest rating for state and municipal and other short-term notes is MIG-1 and VMIG-1. Short-term municipal securities rated MIG-1 or VMIG-1 are of the best quality. They have strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

An S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

(Bullet) Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

(Bullet) Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

                         NATIONS INSTITUTIONAL RESERVES
                  (formerly known as The Capitol Mutual Funds)

              Investment Adviser:
              NationsBanc Advisors, Inc.


              Sub-Investment Adviser:
              TradeStreet Investment Associates, Inc.

              Distributor and Administrator:
              Stephens Inc.

              Co-Administrator:
              The Shareholder Services Group, Inc.

This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of Nations Institutional Reserves (formerly known as The Capitol Mutual Funds) (the "Trust") and should be read in conjunction with the Trust's prospectuses for Capital and Advisory Class Shares dated August 31, 1995, for Liquidity Class Shares dated August 31, 1995, as supplemented on January __, 1996 and for Market Class Shares dated March ___, 1996. Prospectuses may be obtained through the Distributor, Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.


                                TABLE OF CONTENTS

The Trust.........................................................3
Description of Permitted Investments..............................3
The Adviser ......................................................8
The Administrator and Co-Administrator............................9
Counsel...........................................................11
Trustees and Officers.............................................11
Reporting.........................................................15
Investment Limitations............................................15
Securities Lending................................................18
Performance Information...........................................18
Purchase and Redemption of Shares.................................21
Distribution and Shareholder Servicing Plans......................22
Determination of Net Asset Value..................................27
Taxes.............................................................28
Portfolio Transactions............................................31
Custodian and Transfer Agent......................................32
Description of Shares.............................................32
Shareholder Liability.............................................33

Limitation of Trustees' Liability.................................33
5% Shareholders...................................................33
Experts and Financial Information.................................38

                                 August 31, 1995
                                 as supplemented
                     on January 3, 1996 and March ____, 1996

                                    THE TRUST

The Capitol Mutual Funds, doing business as Nations Institutional Reserves, is an open-end management investment company established as a Massachusetts business trust under a Declaration of Trust dated January 22, 1990. The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest ("shares"). Each share of each portfolio represents an equal proportionate interest in that portfolio. See "Description of Shares." This Statement of Additional Information ("SAI") relates to the Trust's Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves portfolios (the "Portfolios"). The Nations Cash Reserves, Nations Treasury Reserves, Nations Government Reserves and Nations Municipal Reserves portfolios were formerly known as the Money Market Portfolio, Treasury Portfolio, Government Portfolio and Tax Free Money Market Portfolio, respectively.

Prior to May 1, 1994, the Trust also offered shares in four other portfolios: the Equity Portfolio, Special Equity Portfolio, Fixed Income Portfolio and Maryland Tax Free Securities Portfolio. Pursuant to an Agreement and Plan of Reorganization between the Trust and Nations Fund Trust, another open-end management investment company, such portfolios transferred all of their assets to corresponding series of Nations Fund Trust in return for shares of the corresponding series of Nations Fund Trust and the assumption by such series of stated liabilities of the portfolios. The shares so received by such portfolios were distributed to the holders of shares in the portfolios and such portfolios were dissolved and liquidated. Accordingly, information concerning such portfolios is not provided in this SAI.

DESCRIPTION OF PERMITTED INVESTMENTS

Money Market Securities

Direct obligations of the U.S. Government consist of bills, notes and bonds issued by the U.S. Treasury. Obligations issued by agencies of the U.S. Government, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the U.S. or are guaranteed by the U.S. Treasury or supported by the issuing agency's right to borrow from the U.S. Treasury.


The obligations of U.S. commercial banks constitute certificates of deposit, time deposits and bankers' acceptances. Certificates of deposit are negotiable interest-bearing instruments with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market, prior to maturity. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Time deposits earn a specified rate of interest over a definite period of time; however time deposits cannot be traded in the secondary market. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods and furnish dollar exchanges. Maturities are generally six months or less.

The commercial paper which may be purchased includes variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Trust, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a periodic basis (e.g. daily, weekly or monthly) depending upon a stated short-term interest rate index. Both the lender and the borrower may have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded. Variable or floating rate instruments bear interest at a rate which varies with changes in market rates. The holder of an instrument with a demand feature may tender the instrument back to the issuer at par prior to maturity. A variable amount master demand note is issued pursuant to a written agreement between the issuer and the holder, its amount may be increased by the holder or decreased by the holder or issuer, it is payable on demand, and the rate of interest varies based upon an agreed formula. The quality of the underlying credit must, in the opinion of the Adviser (as defined below under the heading "The Adviser"), be equivalent to the ratings applicable to permitted investments for the Portfolio. The Adviser will monitor on an ongoing basis the earnings power, cash flow, and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

Pursuant to its investment policies, a Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies such as the Government National Mortgage Association ("GNMA"), a wholly-owned U.S. Government corporation which guarantees the timely payment of principal and interest. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership interests in a pool of federally insured mortgage loans. GNMA certificates represent ownership interests in underlying mortgages with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments, GNMA certificates have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular GNMA pool. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. GNMA securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although GNMA certificates may offer yields higher than those available from other types of U.S. Government securities, GNMA certificates may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of a GNMA certificate likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a GNMA certificate originally purchased at a premium to decline in price to its par value, which may result in a loss.

Repurchase agreements are agreements by which a person (e.g., a Portfolio) obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal

Reserve System or recognized securities dealer) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

The repurchase agreements entered into by the Portfolios will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser, the Custodian or an agent of either such party monitors compliance with this requirement). Under all repurchase agreements entered into by the Portfolios, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolios could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, the Portfolios may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolios are treated as an unsecured creditor and required to return the underlying security to the seller's estate. Repurchase agreements are a permissible investment for all Portfolios.

Tax-exempt instruments which are permissible investments include floating rate notes. Investments in such floating rate instruments will normally involve industrial development or revenue bonds which provide that the rate of interest is set as a specific percentage of a designated base rate (such as the prime rate at a major commercial bank), and that the Portfolio can demand payment of the obligation at all times or at stipulated dates on short notice (not to exceed 30 days) at par plus accrued interest. Such obligations are frequently secured by letters of credit or other credit support arrangements provided by banks. The quality of the underlying credit or of the bank, as the case may be, must, in the Adviser's opinion be comparable to the long-term bond or commercial paper ratings discussed in the relevant Prospectus. The Adviser will monitor the earnings power, cash flow and liquidity ratios of the issuers of such instruments and the ability of an issuer of a demand instrument to pay principal and interest on demand. The Adviser may purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings discussed in the relevant Prospectus, including municipal lease obligations and participation interests in municipal securities (such as industrial development bonds and municipal lease purchase payments).

The Nations Municipal Reserves may engage in put transactions. The Adviser has the authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when the Portfolio can simultaneously acquire the right to sell the securities back to the seller, the issuer, or a third party (the "writer") at an agreed-upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "standby commitment" or a "put." The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit the Portfolio to meet redemptions and remain as fully invested as possible in municipal securities. The right to put the securities depends on the writer's ability to pay for the securities at the time the put is exercised. The Portfolio will limit its put transactions to institutions which the Adviser believes present minimum credit risks, and the Adviser will use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however, be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, the Portfolio would be a general creditor (i.e., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between the Portfolio and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Portfolio could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to the Portfolio. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, the Portfolio could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Portfolio, the Portfolio could, of course, sell the security. The maturity of the underlying security will generally be different from that of the put. There is no limit to the percentage of portfolio securities that the Portfolio may purchase subject to a put but the amount paid directly or indirectly for premiums on all puts outstanding will not exceed 2% of the value of the total assets of the Portfolio calculated immediately after any such put is acquired. For the purpose of determining the "maturity" of securities purchased subject to an option to put, and for the purpose of determining the average dollar-weighted maturity of the Portfolio including such securities the Trust will consider "maturity" to be the first date on which it has the right to demand payment from the writer of the put although the final maturity of the security is later than such date.

Separately Traded Registered Interest and Principal Securities

Each of the Portfolios may invest in Separately Traded Registered Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will only purchase STRIPS that it determines are liquid or, if illiquid, do not violate each Portfolio's investment policy concerning investments in illiquid securities. Consistent with Rule 2a-7 under the Investment Company Act of 1940 (the "1940 Act"), the Adviser will only purchase STRIPS for the Portfolios that have a remaining maturity of 397 days or less. In addition, the Portfolios will not actively trade STRIPS.

When-Issued Securities

These securities involve the purchase of debt obligations on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of commitment to purchase. The Nations Municipal Reserves will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. When-issued securities are subject to market fluctuation, and no interest accrues to the purchaser during the period between commitment and purchase. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian and will maintain liquid assets in an amount at least equal in value to the Nations Municipal Reserves' commitments to purchase when-issued securities. If the value of these assets declines, the Nations Municipal Reserves will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

Foreign Securities

The Nations Cash Reserves may invest in U.S. dollar denominated obligations of securities of foreign issuers. Portfolio investments may consist of obligations of foreign branches of U.S. banks and of foreign banks, including European Certificates of Deposit, European Time Deposits, Canadian Time Deposits and Yankee Certificates of Deposits, and investments in Canadian Commercial Paper, foreign securities and Europaper.

Restricted Securities

Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Certain of the permitted investments of the Portfolios may be restricted securities and the Adviser may invest up to 15% of the total assets of a Portfolio in restricted securities provided it determines that at the time of investment such securities are not illiquid (generally, an illiquid security cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A promulgated under the 1933 Act. The Portfolios may purchase restricted securities that are illiquid subject to the Portfolio's investment limitations on the purchase of illiquid securities.

THE ADVISER


Effective January 1, 1996, NationsBanc Advisors, Inc. ("NBAI") began serving as investment adviser to the Portfolios of the Trust, pursuant to an Investment Advisory Agreement dated January 1, 1996. Effective January 1, 1996, TradeStreet Investment Associates, Inc. ("TradeStreet") began serving as sub-investment adviser to the Portfolios of the Trust, pursuant to a Sub-Advisory Agreement dated January 1, 1996. As used herein, "Adviser" shall mean NBAI and/or TradeStreet as the context may require.


The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of obligations or duties thereunder on the part of NBAI or any of its officers, directors, employees or agents, NBAI shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.


The Investment Advisory Agreement shall become effective with respect to a Portfolio if and when approved by the Trustees of the Trust, and if so approved, shall thereafter continue from year to year, provided that such continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and
(b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940 Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

The Investment Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio) or by NBAI on 60 days' written notice.

The Sub-Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties thereunder on the part of TradeStreet or any of its officers, directors, employees or agents, TradeStreet shall not be subject to liability to NBAI or to the Trust for any act or omission in the course of, or connected with, rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

The Sub-Advisory Agreement shall become effective with respect to each Portfolio as of its execution date and, unless sooner terminated, shall continue in full force and effect for one year, and may be continued with respect to each Portfolio thereafter, provided that the continuation of the Agreement is specifically approved at least annually by (a) (i) the Trust's Board of Trustees or (ii) the vote of "a majority of the outstanding voting securities" of a Portfolio (as defined in Section 2(a)(42) of the 1940 Act), and (b) the affirmative vote of a majority of the Trust's Trustees who are not parties to such Agreement or "interested persons" (as defined in the 1940

Act) of a party to such Agreement (other than as Trustees of the Trust), by votes cast in person at a meeting specifically called for such purpose.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment, and is terminable with respect to a Portfolio at any time without penalty by the Trust (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio), or by NBAI, or by TradeStreet on 60 days' written notice.

From May 1, 1994 (the "Transition Date") to January 1, 1996, NationsBank, N.A. ("NationsBank") served as investment adviser to the Portfolios pursuant to an Investment Advisory Agreement dated May 1, 1994.

Prior to the Transition Date, ASB Capital Management, Inc. served as investment adviser to the Portfolios pursuant to advisory agreements dated April 20, 1990 and October 1, 1993.

For the fiscal years ended April 30, 1993, 1994 and 1995, the Portfolios paid advisory fees as follows:


                                                                                                         Expenses
                                       Fees                      Fees                      Fees          Reimbursd
                        Fees Paid      Waived      Fees Paid     Waived       Fees Paid    Waived        by Adviser
                        1993           1993          1994          1994         1995         1995          1995*

Nations Cash
    Reserves            $266,475      $102,081     $346,549      $122,336     $489,346     $313,476        N/A
Nations Treasury
    Reserves                   0       174,445      271,241       853,421      982,941      840,932        N/A

Nations Gov't.
    Reserves              75,143        55,257      717,571       124,273      434,684      248,859        N/A
Nations Municipal
    Reserves              49,327        47,678      101,016        44,000      211,272      160,180      46,402


*     No expenses were reimbursed for 1993 or 1994.


ADMINISTRATOR AND CO-ADMINISTRATOR

      Effective on the Transition Date, Stephens Inc. (the "Administrator") began serving as administrator of the Trust and The Shareholder Services Group, Inc. (the "Co-Administrator" or "TSSG"), a wholly owned subsidiary of First Data Corporation, began serving as the co-administrator of the Trust. Prior to the Transition Date, SEI Financial Management Corporation served as sole administrator of the Trust.

      The Administrator and Co-Administrator serve under an administration agreement ("Administration Agreement") and co-administration agreement ("Co-Administration Agreement"), respectively. The Administrator receives, as compensation for its services rendered under the Administration Agreement and as agent for the Co-Administrator for the services it provides under the Co-Administration Agreement, an administrative fee, computed daily and paid monthly, at the annual rate of up to 0.10% of the average daily net assets of each Portfolio.

      Pursuant to the Administration Agreement, the Administrator has agreed to, among other things, (i) maintain office facilities for the Portfolios, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board of Trustees meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to the Trust's shareholders and the Securities and Exchange Commission ("SEC"), including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the
Co-Administrator, the Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations. Additionally, the Administrator is authorized to receive, as agent for the Co-Administrator, the fees payable to the Co-Administrator by the Trust for its services rendered under the Co-Administration Agreement. The Administrator bears all expenses incurred in connection with the performance of its services.

      Pursuant to the Co-Administration Agreement, the Co-Administrator has agreed to, among other things, (i) provide accounting and bookkeeping services for the Portfolios, (ii) compute each Portfolio's net asset value and net income, (iii) accumulate information required for the Trust's reports to shareholders and the SEC, (iv) prepare and file the Trust's federal and state tax returns, (v) perform monthly compliance testing for the Trust, and (vi) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information. The Co-Administrator bears all expenses incurred in connection with the performance of its services.

      The Administration Agreement and the Co-Administration Agreement may be terminated by a vote of a majority of the Board of Trustees, or by the Administrator or Co-Administrator, respectively, on 60 days' written notice without penalty. The Administration Agreement and Co-Administration Agreement are not assignable without the written consent of the other party. Furthermore, the Administration Agreement and the Co-Administration Agreement provide that the Administrator and Co-Administrator, respectively, shall not be liable to the Trust or its shareholders except in the case of the Administrator's or Co-Administrator's, respectively, willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

For the fiscal years ended April 30, 1993, 1994 and 1995 the Portfolios paid administrative fees as follows:



                                            Fees                         Fees                         Fees
                            Fees Paid       Waived         Fees Paid     Waived         Fees Paid     Waived
                              1993           1993           1994          1994           1995          1995

Nations Cash
  Reserves                      $110,208       $ 51,040      $132,621       $ 47,375       $163,115      $ 62,214
Nations Treasury
  Reserves                             0         81,346       104,745        327,406        327,647       129,132
Nations Government
  Reserves                        33,431         27,629       273,815         48,921        144,895        59,241
Nations Municipal
  Reserves                        28,929         23,838        39,030         16,766         70,424        25,622


COUNSEL

Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Suite 5500, Washington, D.C. 20006-1812.

TRUSTEES AND OFFICERS

The management and affairs of the Trust are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. The Trustees and the officers of the Trust and their principal occupations for the last five years are set forth below.


                                                 Position                Principal Occupation During Past 5 Years
Name and Address                                 With Trust              and Other Affiliations
Edmund L. Benson, III, 58                        Trustee                 Director, President and Treasurer,
728 East Main Street                                                     Saunders & Benson, Inc. (insurance agency).
Suite 400
Richmond, VA  23219

James Ermer, 52                                  Trustee                 November, 1986, Director, National Mine
CSX Corporation                                                          Service; since October 1985, Senior Vice
One James Center                                                         President - Finance, CSX Corporation
901 East Cary Street                                                     (transportation and natural resources
Richmond, VA  23219                                                      company); Director, Lawyers Title
                                                                         Corporation.

                                                11




William H. Grigg, 62                             Trustee                 Since April 1994, Chairman and Chief
Duke Power Company                                                       Executive Officer; November 1991 to April
422 South Church Street                                                  1994; Vice Chairman; April 1988 to
PB04G                                                                    November 1991, Executive Vice
Charlotte, NC  28242-0001                                                President-Customer Group; before April
                                                                         1988, Executive Vice President-Finance &
                                                                         Administration, Duke Power Co.; Director,
                                                                         Duke Power Co.; Director, Hatteras Income
                                                                         Securities, Inc.

Thomas F. Keller, 63                             Trustee                 R.J. Reynolds Industries Professor of
Fuqua School of Business                                                 Business Administration and Dean, Fuqua
Duke University                                                          School of Business, Duke University;
Durham, NC  27706                                                        Director, LADD Furniture, Inc., Hatteras
                                                                         Income Securities, Inc. (investment
                                                                         company); Wendy's International, Mentor
                                                                         Growth Fund, and Cambridge Trust.

Carl E. Mundy, Jr., 60                           Trustee                 Commandant, United States Marine Corps,
9308 Ludgate Drive                                                       from July 1991 to July 1995, Commanding
Alexandria, VA  23309                                                    General, Marine Forces Atlantic, from June
                                                                         1990 to June 1991


A. Max Walker*, 73                               Trustee and President   Financial consultant; Director and
6215 Riverwood Drive, N.W.                                               Chairman, Hatteras Income Securities, Inc.
Atlanta, GA  30328                                                       (investment company).  Formerly,
                                                                         President, A. Max Walker, Inc.

Charles B. Walker, 56                            Trustee                 Since February 1989, Director, Executive
Ethyl Corporation                                                        Vice President, Chief Financial Officer
330 South Fourth Street                                                  and Treasurer, March 1984-February 1989,
P.O. Box 2189                                                            Vice President and Treasurer, Ethyl
Richmond, VA  23217                                                      Corporation (chemicals, plastics, and
                                                                         aluminum manufacturing); Director, R.F.&
                                                                         P. Railroad; Trustee, Paragon Portfolio
                                                                         (another registered investment company).

                                                  12


Thomas S. Word, Jr.*, 57                         Trustee                 Partner of the law firm McGuire Woods
McGuire Woods Battle & Boothe                                            Battle & Boothe, Richmond, Virginia.
One James Center
Richmond, VA  23219

Richard H. Blank, Jr., 39                        Secretary               Associate of Financial Services Group of
Stephens Inc.                                                            Stephens Inc.; Director of Stephens Sports
111 Center Street                                                        Management, Inc.; Director of Capo Inc.
Little Rock, AR  72201

Richard H. Rose, 40                              Treasurer               Senior Vice President and Assistant
The Shareholder Services Group, Inc.                                     Treasurer, The Boston Company Advisors,
One Exchange Place                                                       Inc. since February 1988.  Formerly,
Boston, MA  02109                                                        Senior Audit Manager with Peat, Marwick
                                                                         Main & Company.

Joseph C. Viselli, 31                            Assistant Treasurer     Assistant Vice President, The Boston
The Shareholder Services Group, Inc.                                     Company Advisors, Inc. since April 1992.
One Exchange Place                                                       Formerly, Senior Accountant with Price
Boston, MA  02109                                                        Waterhouse and Accountant with Fidelity
                                                                         Investments

Michael W. Nolte, 34                             Assistant Secretary     Associate of Financial Services Group of
Stephens Inc.                                                            Stephens Inc.
111 Center Street
Little Rock, AR  72201

Louise P. Newcomb, 42                            Assistant Secretary     Corporate Syndicate Associate, Stephens
Stephens Inc.                                                            Inc.
111 Center Street
Little Rock, AR  72201

James E. Banks, 39                               Assistant Secretary     Attorney, Stephens Inc.; Associate
Stephens Inc.                                                            Corporate Counsel, Federated Investors;
111 Center Street                                                        Staff Attorney, Securities and Exchange
Little Rock, AR  72201                                                   Commission



--------------------
* A. Max Walker and Thomas S. Word, Jr. are considered "interested persons" of the Trust for purposes of the 1940 Act.

Remuneration of Trustees



                                                      Total
                                                      Compensation
                                                      from
                             Aggregate                Registrant                                 Nations Fund
                             Compensation             and Fund             Nations Fund          Deferred
Name of Person               from                     Complex Paid         Retirement            Compensation
Position (1)                 Registrant (2)           to Directors(3)      Plan                  Plan


Edmund L. Benson, III,
Trustee                           $7,000               $36,500                 N/A               $4,606.14

James Ermer                        7,000               36,500                  N/A                N/A
Trustee

William H. Grigg                   7,000               36,500                  N/A                9,212.28
Trustee

Thomas F. Keller                   7,000               36,500                  N/A                9,212.28
Trustee

A. Max Walker                      9,000               42,500                  N/A                N/A
Chairman of the Board

Charles B. Walker                  7,000               36,500                  N/A                N/A
Trustee

Thomas S. Word                     7,000               36,500                  N/A                9,212.28
Trustee


Carl E. Mundy, Jr.                 7,000                  N/A                  N/A                     N/A
Trustee


(1) All Trustees receive reimbursements for expenses related to their attendance at meetings of the Board of Trustees. Officers of the Trust receive no direct remuneration in such capacity from the Trust.

(2) For current fiscal year and includes estimated future payments. Each Trustee receives (i) an annual retainer of $1,000 ($3,000 for the Chairman of the Board) plus $500 for each Fund of the Trust, plus (ii) a fee of $1,000 for attendance at each board meeting attended.

(3) Messrs. Grigg, Keller and A.M. Walker receive compensation from eight investment companies, including Nations Fund, Inc. (the "Company") and Nations Fund Trust (the "Trust"), that are deemed to be part of the Nations Fund "fund complex," as that term is defined under Rule 14a-101 of the Securities Exchange Act of 1934, as amended. Messrs. Benson, Ermer, C. Walker, Mundy and Word receive compensation from four investment companies, including the Company and the Trust, deemed to be part of the Nations Fund complex.

       Mr. Rose serves as Treasurer to certain other investment companies for which The Shareholder Services Group, Inc. or its affiliates serve as sponsor, distributor, administrator and/or investment adviser.

       Each Trustee of the Trust is also a Director of Nations Fund, Inc., Nations Fund Portfolios, Inc. and a Trustee of Nations Fund Trust, separate registered investment companies that are part of the Nations Fund family of funds. Richard H. Blank, Jr., Richard H. Rose, Joseph C. Viselli, Michael W. Nolte, Louise P. Newcomb and James E. Banks also are officers of Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Fund Trust. William H. Grigg, Thomas F. Keller and A. Max Walker are also on the Boards of Directors for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and The Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.


      Currently, each Trustee receives $1,000 in compensation for attendance at each Board of Trustees meeting. For the fiscal year ended April 30, 1995, the Trust paid its Trustees $29,796, as compensation and as reimbursement for expenses related to attendance at Board of Trustees meetings. Mr. Mundy was not a Trustee of the Trust during the fiscal year ended April 30, 1995 and therefore received no compensation.

      The Trustees and officers of the Trust own less than 1% of the outstanding shares of the Trust.

REPORTING

The Trust issues unaudited financial information semi-annually and audited financial statements annually. The Trust furnishes proxy statements and other shareholder reports to Shareholders of record.

INVESTMENT LIMITATIONS

Fundamental Investment Limitations:

A Portfolio may not:

1.    Acquire more than 10% of the voting securities of any one issuer.

2.    Invest in companies for the purpose of exercising control.

 3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of the Portfolio's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Portfolio shall, within three days thereafter or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Portfolio may purchase or hold debt instruments in accordance with its investment objective and policies; (b) may enter into repurchase agreement and non-negotiable time deposits, provided that repurchase agreements and non-negotiable time deposits maturing in more than seven days, restricted securities and other securities which are not readily marketable are not to exceed, in the aggregate, 10% of the Portfolio's total assets and (c) the Portfolios (except the Nations Municipal Reserves) may engage in securities lending as described in each prospectus and in this SAI.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of total assets taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

 6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a Portfolio security.

 9. Purchase securities of other investment companies except as permitted by the 1940 Act and the rules and regulations thereunder and may only purchase securities of other money market funds. Under these rules and regulations, the Portfolios are prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Portfolios own more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the Portfolio's total assets; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Portfolio. These investment companies typically incur fees that are separate from those fees incurred directly by the Portfolio. A Portfolio's purchase of such investment company securities results in the layering of expenses, such that Shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees. It is the position of the Securities and Exchange Commission's Staff that certain nongovernmental issues of CMOs and REMICS constitute investment companies pursuant to the 1940 Act and either (a) investments in such instruments are subject to the limitations set forth above or
        (b) the issuers of such instruments have received orders from the SEC exempting such instruments from the definition of investment company.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

11. Purchase or retain securities of an issuer if, to the knowledge of the Trust, an officer, trustee, partner or director of the Trust or Adviser of the Trust owns beneficially more than 1/2 of 1% of the shares or securities of such issuer and all such officers, trustees, partners and directors owning more than 1/2 of 1% of such shares or securities together own more than 5% of such shares or securities.

12. Invest in interest in oil, gas or other mineral exploration or development programs and oil, gas or mineral leases.

13. Write or purchase puts, calls or combinations thereof, except that the Nations Cash Reserves and Nations Treasury Reserves may write covered call options with respect to any or all parts of that Portfolio's securities and purchase put options if that Portfolio owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. Such Portfolios may sell options previously purchased and enter into closing transactions with respect to covered call and put options. Such Portfolios may also write call options and purchase put options on stock indices and enter into closing transactions with respect to such options. The Nations Cash Reserves and Nations Treasury Reserves will not invest more than 5% of their total assets in puts, calls or combinations thereof.

14. Invest in warrants valued at lower of cost or market exceeding 5% of the Portfolio's net assets. Included in that amount but not to exceed 2% of the Portfolio's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

Non-Fundamental Investment Limitations:

1. The Nations Treasury Reserves may not write covered call options or purchase put options as long as the Portfolio invests exclusively in U.S. Treasury obligations, separately traded component parts of such obligations transferable through the Federal book-entry system, and repurchase agreements involving such obligations.

The foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

SECURITIES LENDING

All of the Portfolios, except the Nations Municipal Reserves, may engage in securities lending, provided that the aggregate amount of all outstanding securities loans for the Portfolio will not exceed one-third of the value of the Portfolio's total assets taken at fair market value. A Portfolio will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, a Portfolio will normally pay lending fees to such broker-dealers and related expenses from the interest earned on investment collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will vote the securities while collateral is outstanding. Any loan may be terminated by either party upon reasonable notice to the other party.

PERFORMANCE INFORMATION

From time to time the Portfolios advertise their "current yield" and "effective compound yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Portfolios refers to the income generated by an investment in a Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in a Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

The current yield of the Portfolios will be calculated daily based upon the seven days ending on the date of calculation ("base period"). The yield is computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing shareholder account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing such net change by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7). Realized and unrealized gains and losses are not included in the calculation of the yield. The effective compound yield of the Portfolios is determined by computing the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula: Effective Yield = [(Base Period Return + 1)

365/7)]- 1. The current and the effective yields reflect the reinvestment of net income earned daily on portfolio assets.

The yield of these Portfolios fluctuates, and the annualization of a week's dividend is not a representation by the Trust as to what an investment in the Portfolio will actually yield in the future. Actual yields will depend on such variables as asset quality, average asset maturity, the type of instruments the Portfolio invests in, changes in interest rates on money market instruments, changes in the expenses of the Portfolio and other factors.

The "tax equivalent yield" of Nations Municipal Reserves is calculated by determining the rate of return that would have to be achieved on a fully taxable investment to produce the after-tax equivalent of the Portfolio's yield, assuming certain tax brackets for a Shareholder. Tax-exempt yield is calculated according to the same formula except that a = interest exempt from federal income tax earned during the Period. This tax-exempt yield is then translated into tax-equivalent yield according to the following formula:

      TAX-EQUIVALENT YIELD = (  E  ) + t
                               1 - p


              E = tax-exempt yield
              p = stated income tax rate
              t = taxable yield

Yields are one basis upon which investors may compare the Portfolios with other money market funds; however, yield of other money market funds and other investment vehicles may not be comparable because of the factors set forth above and differences in the methods used in valuing portfolio instruments.

The Nations Cash Reserves may quote actual return performance in advertising and other types of literature compared to indices or averages of alternative financial products available to prospective investors. The performance comparisons may include the average return of various bank instruments, some of which may carry certain return guarantees offered by leading banks and thrifts, as monitored by the Bank Rate Monitor, and those of corporate and government security prices indices of various durations prepared by Shearson Lehman Brothers and Salomon Brothers, Inc. These indices are not managed for any investment goal.

The Portfolios also may use comparative performance information computed by and available from certain industry and general market research and publications, such as Lipper Analytical Services, Inc.

Statistical and performance information compiled and maintained by CDA Technologies, Inc. and Interactive Data Corporation may also be used. CDA is a performance evaluation service that maintains a statistical data base of performance, as reported by a diverse universe of independently-managed mutual funds. Interactive Data Corporation is a statistical access service that maintains a data base of various industry indicators, such as historical and current price/earning information and individual stock and fixed income price and return information.

Current interest rate and yield information on governmental debt obligations of various durations, as reported weekly by the Federal Reserve (Bulletin H.15), may also be used. Also current rate information on municipal debt obligations or various durations, as reported daily by the Bond Buyer, may also be used. The Bond Buyer is published daily and is an industry accepted source for current municipal bond market information.

Comparative information on the Consumer Price Index may also be included. This index, as prepared by the U.S. Bureau of Labor Statistics, is the most commonly used measure of inflation. It indicates the cost fluctuations of a representative group of consumer goods. It does not represent a return on investment.

For the 7-day period ended April 30, 1995, the yield of each Portfolio was as follows:

                                                                                                Effective
                                                                              Yield               Yield               Tax
                                                          Effective          Without             Without          Equivalent
                                            Yield          Yield           Fee Waivers         Fee Waivers          Yield


Nations Cash Reserves
      Capital Class                        6.05%          6.22%              5.84%                6.01%               N/A
      Liquidity Class                      5.90%          6.06%              5.69%                5.85%               N/A
      Adviser Class                        5.80%          5.96%              5.59%                5.75%               N/A

Nations Treasury Reserves
      Capital Class                        5.86%          6.02%              5.58%                5.74%               N/A
      Liquidity Class                      5.71%          5.86%              5.43%                5.58%               N/A
      Adviser Class                        5.60%          5.75%              5.32%                5.47%               N/A

Nations Government Reserves
      Capital Class                        5.95%          6.11%              5.75%                5.91%               N/A
      Liquidity Class                      5.70%          5.85%              5.50%                5.65%               N/A
      Adviser Class                        5.60%          5.75%              5.40%                5.55%               N/A

Nations Municipal Reserves
      Capital Class                        4.33%          4.42%              4.06%                4.15%               N/A
      Liquidity Class                      4.18%          4.26%              3.91%                3.99%               N/A
      Adviser Class                        4.08%          4.16%              3.81%                3.89%               N/A


Market Class Shares of the Portfolios were not offered during the period ended April 30, 1995. The yield of the Liquidity Class, Adviser Class and Market Class Shares of each Portfolio will normally be lower than the yield of the Capital Class Shares because Liquidity Class, Adviser Class and Market Class Shares are subject to distribution and/or shareholder servicing expenses not charged to Capital Class Shares.

PURCHASE AND REDEMPTION OF SHARES


Purchases and redemptions may be effected on days on which the New York Stock Exchange (the "Exchange") is open for business (a "Business Day"). Purchases will be effected only when federal funds are available for investment on the Business Day the purchase order is received by the Distributor or the Transfer Agent. A purchase order must be received by the Distributor or the Transfer Agent by 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves). A purchase order received after such time will not be accepted; notice thereof will be given to the institution placing the order and any funds received will be returned promptly to the sending institution. If federal funds are not available by the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), the order will be canceled. The purchase price is the net asset value per share next determined after acceptance of the order by the Distributor or the Transfer Agent.

Redemption orders must be received on a Business Day before 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves), and payment will normally be wired the same day. The Trust reserves the right to wire redemption proceeds within five Business Days after receiving a redemption order if, in the judgment of the NationsBank, an earlier payment could adversely impact a Portfolio. Redemption orders will not be accepted by the Distributor or the Transfer Agent after 3:00 p.m., Eastern time (12:00 noon, Eastern time, with respect to Nations Municipal Reserves) for execution on that Business Day. The redemption price is the net asset value per share next determined after acceptance of the redemption order by the Distributor or the Transfer Agent.



The Trust is required to redeem for cash all full and fractional shares of the Trust. The redemption price is the net asset value per share of each Portfolio next determined after receipt by the Distributor of the redemption order.

The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust and/or Shareholder(s) to accept such purchase order. The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period during which trading on the Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the portfolio securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Portfolio for any period during which the Exchange, NationsBank, the Distributor, the Administrator, the Co-Administrator, and/or the Custodian are not open for business.

DISTRIBUTION AND SHAREHOLDER SERVICING PLANS

Liquidity Class Shares and Market Class Shares

The Trust has adopted a distribution plan (the "Liquidity Class Plan") for Liquidity Class Shares and a distribution plan (the "Market Class Plan") for Market Class Shares of the Portfolios (collectively, the "Distribution Plans") in accordance the provisions of Rule 12b-1 under the 1940 Act which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of each of the Distribution Plans must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the plan or in any agreements thereunder (the "Qualified Trustees"). Each Distribution Plan requires that quarterly written reports of amounts spent under such Distribution Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. The Liquidity Class Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Liquidity Class Shares of the Trust. The Market Class Plan may not be amended to increase materially the amount which may be spent thereunder without approval by a majority of the outstanding Market Class Shares of the Trust. All material amendments of a Distribution Plan will require approval by a majority of the Trustees and of the Qualified Trustees.

Liquidity Class Shares of each Portfolio bear the costs of their distribution fees as provided in a budget approved annually and reviewed quarterly by the Trustees of the Trust, including those Trustees who are not interested persons and have no financial interest in the Liquidity Class Plan or any related agreements. The budget will be in an amount not to exceed .30% of the average daily net assets of Liquidity Class Shares of each Portfolio and the Distributor will be reimbursed only for its actual expenses incurred during a fiscal year. The Distributor will also receive an additional fee of up to .30% of the average daily net assets of Liquidity Class Shares of each Portfolio (.35% with respect to the Treasury Reserves) which the Distributor can use to compensate certain financial institutions which provide administrative and/or distribution related services to Liquidity Class shareholders. These services may include establishing and maintaining customer accounts and records; aggregating and processing purchase and redemption requests from customers; placing net purchase and redemption orders with the Distributor or transfer agent; automatically investing customer account cash balances; providing periodic statements to customers; arranging for wires; answering customer inquiries concerning their investments; assisting customers in changing dividend options, account designations, and addresses; performing sub-accounting functions; processing dividend payments from a Trust on behalf of customers; and forwarding shareholder communications from the Trust (such as proxies, shareholder reports, and dividend distribution, and tax notices) to these customers with respect to investments in the Trust. It is possible that an institution may offer different classes of Shares to its customers and thus receive different compensation with respect to different classes of Shares.

Pursuant to the Market Class Plan, a Portfolio may compensate or reimburse the Distributor for any activities or expenses primarily intended to result in the sale of a Portfolio's Market Class Shares, including for sales related services provided by banks, broker/dealers or other financial institutions that have entered into a Sales Support Agreement relating to the Market Class Shares with the Distributor ("Selling Agents"). Payments under a Portfolio's Market Class Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees provided that the annual rate may not exceed 0.20% of the average daily net asset value of each Portfolio's Market Class Shares.

The fees payable under the Market Class Plan are used primarily to compensate or reimburse the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate or reimburse Selling Agents, for sales support services provided, and related expenses incurred, by such Selling Agents. Payments under the Market Class Plan may be made with respect to preparation, printing and distribution of prospectuses, sales literature and advertising materials by the Distributor or, as applicable, Selling Agents, attributable to distribution or sales support activities, respectively, commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; overhead and other office expenses of the Distributor relating to the foregoing (which may be calculated as a carrying charge in the Distributor's or Selling Agents' unreimbursed expenses), incurred in connection with distribution or sales support activities. The overhead and other office expenses referenced above may include, without limitation, (i) the expenses of operating the Distributor's or Selling Agents' offices in connection with the sale of Portfolio shares, including lease costs, the salaries and employee benefit costs of administrative, operations and support personnel, utility costs, communication costs and the costs of stationery and supplies, (ii) the costs of client sales seminars and travel related to distribution and sales support activities, and (iii) other expenses relating to distribution and sales support activities.

In addition, the Trustees have approved a Shareholder Servicing Plan with respect to Liquidity Class Shares and Market Class Shares of the Portfolios (the "Servicing Plans"). Pursuant to the Servicing Plans, a Portfolio may compensate or reimburse banks, broker/dealers or other financial institutions that have entered into a Shareholder Servicing Agreement with the Trust ("Servicing Agents") for certain activities or expenses of the Servicing Agents in connection with shareholder services that are provided by the Servicing Agents. The Servicing Plan adopted on behalf of the Liquidity Class Shares provides that payments under the Servicing Plan will be calculated daily and paid monthly at a rate or rates set from time to time by the Board of Trustees, provided that the annual rate may not exceed 0.25% of the average daily net asset value of the Liquidity Class Shares of each Portfolio. The Servicing Plan adopted on behalf of the Market Class Shares permits the Trust to pay Servicing Agents a fee not exceeding 0.25% of the average daily net asset value of the Market Class Shares beneficially owned by the Servicing Agents' clients.

The fees payable under the Servicing Plans are used primarily to compensate or reimburse Servicing Agents for shareholder services provided, and related expenses incurred, by such Servicing Agents. The shareholder services provided by Servicing Agents under the Servicing

Plans may include: (i) aggregating and processing purchase and redemption requests for shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in shares; (vii) providing sub-accounting with respect to shares beneficially owned by customers or providing the information to the Trust necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications from the Trust (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Servicing Plans or related agreements; (x) providing general shareholder liaison services; and (xi) providing such other similar services as the Trust may reasonably request to the extent such Servicing Agents are permitted to do so under applicable statutes, rules or regulations.

The fees payable under the Liquidity Class Plan and Liquidity Class Servicing Plan (together, the "Liquidity Class Plans") are treated by the Portfolios as an expense in the year they are accrued. At any given time, a Selling Agent and/or Servicing Agent may incur expenses in connection with services provided pursuant to its agreements with the Distributor and/or the Trust under the Liquidity Class Plans which exceed the total of the payments made to the Selling Agents and/or Servicing Agents by the Distributor or the Trust and reimbursed by the Portfolios pursuant to the Liquidity Class Plans. Any such excess expenses may be recovered in future years, so long as the Liquidity Class Plans are in effect. Because there is no requirement under the Liquidity Class Plans that the Distributor be paid or the Selling Agents and Servicing Agents be compensated or reimbursed for all their expenses or any requirement that the Liquidity Class Plans be continued from year to year, such excess amount, if any, does not constitute a liability to a Portfolio, or the Distributor, or the Trust. Although there is no legal obligation for the Portfolio to pay expenses incurred by the Distributor, a Selling Agent or a Servicing Agent in excess of payments previously made to the Distributor under the Liquidity Class Plans if for any reason the Liquidity Class Plans are terminated, the Trustees will consider at that time the manner in which to treat such expenses.

For the fiscal year ended April 30, 1995, the distribution expenses incurred by the Liquidity Class Shares of the Portfolios were as follows: Nations Cash Reserves - $13,206; Nations Treasury Reserves - $9,486; Nations Municipal Reserves - $3,609; and Nations Government Reserves - $58,948. Such distribution expenses for each Portfolio were attributable to the cost of marketing the Portfolios. No expenses were incurred under the Liquidity Class Servicing Plan during the fiscal year ended April 30, 1995.

Each of the Shareholder Servicing Plan with respect to the Market Class Shares and the Market Class Plan (collectively, the "Plans") will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Plan. Each Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Shares of such Portfolio. All material amendments to a Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Plans require that quarterly written reports of the amounts spent under the Plans and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

Adviser Class

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Shareholder Servicing Plan for the Adviser Class Shares of each Portfolio (the "Adviser Class Servicing Plan"). Under the Adviser Class Servicing Plan, the Trust may enter into Shareholder Servicing Agreements with broker/dealers, banks and other financial institutions ("Servicing Agents") pursuant to which the Servicing Agents will provide shareholder support services to their customers who beneficially own Adviser Class Shares in the Portfolios. The Adviser Class Servicing Plan permits the Trust to pay Servicing Agents a fee not exceeding 0.25% of the average daily net asset value of the Adviser Class Shares beneficially owned by the Servicing Agents' clients.

The shareholder support services provided by Servicing Agents under the Adviser Class Servicing Plan may include: (i) aggregating and processing purchase and redemption requests for such Adviser Class Shares from customers and transmitting promptly net purchase and redemption orders to the Distributor or transfer agent; (ii) providing customers with a service that invests the assets of their accounts in such Adviser Class Shares pursuant to specific or pre-authorized instructions; (iii) processing dividend and distribution payments from the Trust on behalf of customers; (iv) providing information periodically to customers showing their positions in such Adviser Class Shares; (v) arranging for bank wires; (vi) responding to customers' inquiries concerning their investment in such Adviser Class Shares; (vii) providing sub-accounting with respect to such Adviser Class Shares beneficially owned by customers or the information necessary for sub-accounting; (viii) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices) to customers; (ix) forwarding to customers proxy statements and proxies containing any proposals regarding the Adviser Class Servicing Plan or related agreements;
(x) general shareholder liaison services; and (xi) providing such other similar services as the Trust reasonably request to the extent the Servicing Agents are permitted to do so under applicable statutes, rules or regulations.


The Adviser Class Servicing Plan also provides that to the extent any portion of the fees payable under such Plan is deemed to be for services primarily intended to result in the sale of Portfolio shares, such fees are deemed approved and may be paid pursuant to the Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act.

For the fiscal year ended April 30, 1995 the Portfolios paid 12b-1 fees to Stephens and shareholder servicing fees to NationsBank for Liquidity Class Shares and Adviser Class Shares in the following amounts:




                   Funds                                   Stephens                NationsBank             Total

Nations Cash Reserves Liquidity Class                     $13,206.00             $       0.00            $13,206.00
Nations Cash Reserves Adviser Class                             0.00                56,057.00             56,057.00

Nations Government Reserves
     Liquidity Class                                       58,948.00                     0.00             58,948.00
Nations Government Reserves
     Adviser Class                                              0.00               157,228.00            157,228.00

Nations Treasury Reserves
     Liquidity Class                                        9,486.00                     0.00              9,486.00
Nations Treasury Reserves
     Adviser Class                                              0.00                68,443.00             68,443.00
Nations Municipal Reserves
     Liquidity Class                                        3,609.00                     0.00              3,609.00
Nations Municipal Reserves
     Adviser Class                                              0.00                81,350.00             81,350.00


The Adviser Class Servicing Plan will continue in effect only so long as such continuance is approved at least annually by (i) a majority of the Board of Trustees, and (ii) a majority of the Qualified Trustees, pursuant to a vote cast in person at a meeting called for the purpose of voting on the Adviser Class Servicing Plan. The Adviser Class Servicing Plan may not be amended to increase materially the amount which may be spent thereunder without approval of a majority of the outstanding Adviser Class Shares of such Portfolio. All material amendments to the Adviser Class Servicing Plan require the approval of a majority of the Board of Trustees and the Qualified Trustees. The Adviser Class Servicing Plan requires that quarterly written reports of the amounts spent under the Adviser Class Servicing Plan and the purposes of such expenditures be furnished to, and reviewed by, the Trustees.

DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Portfolios will be determined as of 2:00 p.m., Eastern time (1:00 p.m., Eastern time, with respect to the Nations Municipal Reserves), on each day the Exchange is open for business.

Net asset value per share of each Portfolio is calculated by adding the value of its securities and other assets, subtracting its liabilities and dividing by the number of outstanding shares. Securities will be valued by the amortized cost method pursuant to Rule 2a-7 under the 1940 Act, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price each Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield of each Portfolio may tend to be higher than a like computation made by a company with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by each Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in each Portfolio would be able to obtain a somewhat higher yield than would result from investment in a company utilizing solely market values, and existing investors in each Portfolio would experience a lower yield.
The converse would apply in a period of rising interest rates.

The Portfolios use of amortized cost and the maintenance of the Portfolios net asset value at $1.00 are permitted by regulations promulgated by the SEC under the 1940 Act, provided that certain conditions are met. The Trust will maintain a dollar-weighted average maturity in the Portfolios of 90 days or less, will not purchase any instrument having a remaining maturity of more than 397 days, and will limit its investments to those U.S. dollar-denominated instruments which are permitted investments under SEC regulations. The regulations also require the Trustees to establish procedures which are reasonably designed to stabilize the net asset value per share at $1.00 for the Portfolios. Such procedures include the determination of the extent of deviation, if any, of the Portfolios current net asset value per share calculated using available market quotations from the Portfolios amortized cost price per share at such intervals as the Trustees deem appropriate and reasonable in light of market conditions and periodic reviews of the amount of the deviation and the methods used to calculate such deviation. In the event that such deviation exceeds 1/2 of 1%, the Trustees are required to consider promptly what action, if any, should be initiated, and, if the Trustees believe that the extent of any deviation may result in material dilution or other unfair results to Shareholders, the Trustees are required to take such corrective action as they deem appropriate to eliminate or reduce such dilution or unfair results to the extent reasonably practicable. Such actions may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; or establishing a net asset value per share by using available market quotations. In addition, if the Portfolios incur a significant loss or liability, the Trustees have the authority to reduce pro rata the number of shares of the Portfolios in each Shareholder's account and to offset each Shareholder's pro rata portion of such loss or liability from the Shareholder's accrued but unpaid dividends or from future dividends while each other Portfolio must annually distribute at least 90% of its investment company taxable income.

TAXES

The following is only a summary of certain tax considerations generally affecting a Portfolio and its Shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

Federal Income Tax

The following discussion of federal income tax consequences is based on the Internal Revenue Code of 1986, as amended (the "Code"), and the regulations issued thereunder as in effect on the date of this SAI. New legislation, certain administrative changes or court decisions may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

As of the date of this Statement of Additional Information, the maximum marginal federal individual stated tax rate applicable to ordinary income is 39.6% (effective rates may be higher for some individuals due to phase out of exemptions and elimination of deductions); the maximum individual tax rate applicable to net capital gains is 28%; and the maximum corporate tax rate applicable to ordinary income and net capital gains is 35% (except that corporations which have taxable income in excess of $100,000 for a taxable year will be required to pay an additional amount of income tax of up to $11,750 and corporations which have taxable income in excess of $15,000,000 for a taxable year will be required to pay an additional amount of income tax of up to $100,000).

In addition, the alternative minimum tax rate for noncorporate taxpayers is 26% on taxable excess (alternative minimum taxable income, less the applicable exemption amount) up to $175,000. The alternative minimum tax rate on taxable excess exceeding $175,000 is 28%. The corporate alternative minimum tax rate is 20%.

It is the policy of each of the Trust's Portfolios to qualify for the favorable tax treatment accorded a regulated investment company ("RIC") as defined under Subchapter M of the Code. By following such policy, each of the Trust's Portfolios expects to eliminate or reduce to a nominal amount the federal taxes to which such Portfolio may be subject. In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its Shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) the Portfolio must derive less than 30% of its gross income each taxable year from the sale or other disposition of stocks or securities held for less than three months; (iii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

Notwithstanding the Distribution Requirement described above, which only requires a Portfolio to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), a Portfolio will be subject to a nondeductible 4% Federal excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and substantially all of its capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

Additional Considerations for Nations Municipal Reserves:

As noted in the Prospectuses for the Nations Municipal Reserves, exempt interest dividends by such Portfolio are excludable from a Shareholder's gross income for regular Federal income tax purposes. Exempt-interest dividends may nevertheless be subject to the alternative minimum tax (the "Alternative Minimum Tax") imposed by Section 55 of the Code or the environmental tax (the "Environmental Tax") imposed by Section 59A of the Code. The Alternative Minimum Tax is imposed at the maximum marginal rate of 28% in the case of non-corporate taxpayers and at the rate of 20% in the case of corporate taxpayers, to the extent it exceeds the taxpayer's regular tax liability. The Environmental Tax is imposed at the rate of 0.12% and applies only to corporate taxpayers. The Alternative Minimum Tax and the Environmental Tax may be imposed in two circumstances. First, exempt-interest dividends derived from certain "private activity bonds" issued after August 7, 1986, will generally be an item of tax preference (and therefore potentially subject to the Alternative Minimum Tax for both corporate and non-corporate taxpayers and the Environmental Tax for corporate taxpayers). Second, in the case of exempt-interest dividends received by corporate Shareholders, all exempt-interest dividends, regardless of when the bonds from which they are derived were issued or whether they are derived from private activity bonds, will be included in the corporation's "adjusted current earnings," as defined in Section 56(g) of the Code, in calculating the corporation's alternative minimum taxable income for purposes of determining the Alternative Minimum Tax and the Environmental Tax.

Any gain or loss recognized on a sale or redemption of Shares of the Portfolio by a Shareholder who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. Any loss recognized by a Shareholder upon the sale or redemption of units of the Portfolio held for six months or less, however, will be disallowed to the extent of any exempt-interest dividends received by the Shareholder with respect to such shares. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long term capital loss to the extent of the long-term capital gain distribution.

Interest on indebtedness incurred by Shareholders to purchase or carry shares of the Portfolio will not be deductible for Federal income tax purposes. The deduction otherwise allowable to property and casualty insurance companies for "losses incurred" will be reduced by an amount equal to a portion of exempt-interest dividends received or accrued during any taxable year. Foreign corporations engaged in a trade or business in the United States will be subject to a "branch profits tax" on their "dividend equivalent amount" for the taxable year, which will include exempt-interest dividends. Certain Subchapter S corporations may also be subject to taxes on their "passive investment income," which could include exempt-interest dividends. Up to one-half of the Social Security benefits or railroad retirement benefits received by an individual during any taxable year will be included in the gross income of such individual if the individual's "modified adjusted gross income" (which includes exempt-interest dividends) plus one-half of the Social Security benefits or railroad retirement benefits received by such individual during that taxable year exceeds the base amount described in Section 86 of the Code.

The Portfolio may not be an appropriate investment for persons (including corporations and other business entities) who are "substantial users" (or persons related to such users) of facilities financed by industrial development or private activity bonds. A "substantial user" is defined generally to include certain persons who regularly use a facility in their trade or business. Such entities or persons should consult their tax advisors before purchasing shares of the Portfolio.

Issuers of bonds purchased by the Portfolio (or the beneficiary of such bonds) may have made certain representations or covenants in connection with the issuance of such bonds to satisfy certain requirements of the Code that must be satisfied subsequent to the issuance of such bonds. Investors should be aware that exempt-interest dividends derived from such bonds may become subject to Federal income taxation retroactively to the date thereof if such representations are determined to have been inaccurate or if the issuer of such bonds (or the beneficiary of such bonds) fails to comply with such covenants.

State Taxes

A Portfolio is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for Federal income tax purposes. Distributions by the Portfolios to Shareholders and the ownership of shares may be subject to state and local taxes. Therefore, shareholders are urged to consult with their tax advisors concerning the application of state and local taxes to investments in the Portfolios, which may differ from the Federal income tax consequences.

Depending upon applicable state and local law, Shareholders of the Nations Municipal Reserves may be exempt from state and local taxes on distributions of tax-exempt interest income derived from obligations of the state and/or municipalities in which they reside, but Shareholders of that Portfolio may be subject to tax on income derived from obligations of other jurisdictions. The Portfolio will make periodic reports to Shareholders of the source of distributions on a state-by-state basis. Shareholders are urged to consult with their tax advisors regarding whether, and under what conditions such exemption is available.

PORTFOLIO TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for the Portfolios. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Portfolios invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

The Trust does not expect to use one particular dealer, but subject to the Trust's policy of seeking the best net results, dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Trust. Information so received will be in addition to and not in lieu of the services required to be performed by the Adviser under the Investment Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information.

The Portfolios may execute brokerage or other agency transactions through affiliated persons for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules of the SEC. These rules require that commissions paid to the affiliated person by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to such affiliated persons and will review these procedures periodically.

During its fiscal years ended April 30, 1995, 1994 and 1993, the Trust paid $0, $0 and $182,593 in aggregate brokerage commissions.

During the period ended April 30, 1995, certain Portfolios acquired securities of companies which are either among the Trust's "regular brokers or dealers" or parents of its "regular brokers or dealers." "Regular brokers or dealers" are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Trust's portfolio transactions, (ii) engaged as principal in the largest dollar amounts of portfolio transactions of the Trust, or (iii) sold the largest dollar amount of the Trust's shares. At April 30, 1995, the Nations Cash Reserves held securities of such companies as follows:
$7,903,680 of commercial paper of Bankers Trust New York Corporation.

CUSTODIAN AND TRANSFER AGENT

Effective May 1, 1994,  NationsBank of Texas,  N.A.,  began serving as custodian
("Custodian") for the securities and cash of each Portfolio. As custodian, NationsBank of Texas, N.A., maintains custody of the Portfolios' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of the Portfolios for payments of dividends, distributions and redemptions, endorses and collects on behalf of the Portfolios all checks, and receives all dividends and other distributions made on securities owned by the Portfolios. For such services, NationsBank of Texas, N.A., is entitled to receive, in addition to out-of-pocket expenses, fees, payable monthly (i) at the rate of 1.25% of 1% of the average daily net assets of the Portfolios' investments, (ii) $10.00 per repurchase collateral transaction by each Portfolio, and (iii) $15.00 per purchase, sale and maturity transaction involving each Portfolio. NationsBank of Texas, N.A. is a wholly owned subsidiary of NationsBank Corporation.

Effective April 25, 1994, TSSG, which is located at One Exchange Place, Boston, Massachusetts 02109, began serving as transfer agent for the Portfolios. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the Trust, handles certain communications between shareholders and the Trust, and distributes dividends and distributions payable by the Trust to shareholders, and produces statements with respect to account activity for the Trust and its shareholders for these services.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Portfolios and different classes of each Portfolio. Each Portfolio currently offers Capital Class Shares, Liquidity Class Shares, Adviser Class Shares and Market Class Shares. Except for differences between classes of a Portfolio pertaining to distribution arrangements, each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Portfolios. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional portfolios or classes of shares. All consideration received by the

Trust for shares of any additional series and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. Each Portfolio or class of a Portfolio will vote separately on matters pertaining solely to such Portfolio or class. Such matters include matters relating to a Portfolio's investment advisory agreement or a class' distribution plan. All Portfolios will vote as a whole on matters affecting all Portfolios such as the election of Trustees and the appointment of the Trust's independent accountants.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Shareholder held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.


5% SHAREHOLDERS

      The following table sets forth certain information concerning each person who, to the Trust's knowledge, is a record owner of 5% or more of the Shares of a class of a Portfolio. Information is given as of January 8, 1996.

                                                    Percentage of Shares
Name and Address                                    Held of Record Only

Nations Cash Reserves

Liquidity Class Shares

Hartsville Oil Mill Inc.                                      34.69%
Attn: Dwain Watson
P.O. Box 124
Darlington, SC  29532-0124

Duke Flour Daniel                                             29.49%
Attn: Jackie Plemons
2300 Yorkmont Road
P.O. Box 1011
Charlotte, NC  28201

Windsor Realty Fund -I LP                                     20.65%
Attn:  Danielle Mullen
600 Atlantic Avenue, Suite 2000
Boston, MA  02210

Southside Electric Cooperative Inc.                            5.44%
c/o Citizens Bank & Trust
Attn: Bob Johnson
P.O. Box 386
Blackstone, VA  23824

Adviser Class Shares

Hare & Co., Bank of New York                                  56.93%
Attn: STIF/Master Note
One Wall Street, 5th Floor
New York, NY  10286

Maryland National Bank                                        19.13%
Attn:  NationsBank SWP Disbursement
901 West Trade Street
NC1-003-04-38
Charlotte, NC  28255

NationsBank SWP Disbursement/VA                               17.03%
901 W. Trade Street
NC1-003-04-38
Charlotte, NC  28255

NationsBank SWP Disbursement/DC                                6.88%
901 W. Trade Street
NC1-003-04-38
Charlotte, NC  28255

Nations Treasury Reserves

Capital Class Shares

VB NationsBank Corp.                                           5.34%
Ms. Stacey Tucker
NC1-007-22-01
Charlotte, NC  28255

UPS VEBA-Flexible & Healthcare                                17.06%
Attn:  Chris Cesare, Investments
55 Glenlake Parkway, N.E.
Atlanta, GA  30328

UPS Health & Welfare Plan                                     50.91%
Attn:  Chris Cesare, Investments
55 Glenlake Parkway, N.E.
Atlanta, GA  30328

Liquidity Class Shares

The Salvation Army T                                          45.88%
Attn: John Griffen
615 Slater Lane
P.O. Box 269
Alexandria, VA  22313

Army Times Publishing Co.                                     30.88%
Profit Sharing Plan
6883 Commerce Drive
Springfield, VA  22159

Army Times Publishing Co.                                     23.13%
Pension Plan
6883 Commerce Drive
Springfield, VA  22159

Adviser Class Shares

Hare & Co., Bank of New York                                  74.31%
Attn: STIF/Master Note
One Wall Street, 5th Floor
New York, NY  10286

Maryland National Bank                                        20.26%
Attn:  NationsBank SWP Disbursement
NC1-003-04-38
901 W. Trade Street
Charlotte, NC  28255

Nations Government Reserves

Capital Class Shares

Westinghouse Sav Riv                                           9.46%
  Co-Columbia
Linda Taylor
NC1-002-08-12
Charlotte, NC  28255

Westinghouse Sav Riv                                          17.04%
  Co-Pen-Adm
Linda Taylor
NC1-002-08-12
Charlotte, NC  28255

Westinghouse Sav Riv                                           6.46%
  Co-Strong
Linda Taylor
NC1-002-08-12
Charlotte, NC  28255

Westinghouse Sav Riv                                           5.95%
  Co-Putnam
Linda Taylor
NC1-002-08-12
Charlotte, NC  28255

Wing Corp.
Theo Blue
1200 Smith
Suite 2950
Houston, TX  77002

Liquidity Class Shares

Stephens Inc.                                                100.00%
Attn:  Cindi Cole
111 Center Street
Little Rock, AR  72201

Adviser Class Shares

Maryland National Bank                                        93.88%
Attn:  NationsBank SWP Disbursement
901 West Trade Street
NC1-003-04-38
Charlotte, NC  28255

Nations Municipal Reserves

Capital Class Shares

Mr. Paul Kilius                                               29.32%
Director, Financial Operations
Brunswick Corp.
1 N. Field Ct.
Lake Forest, IL  60045-4811

Mr. Samuel L. Willard III                                      6.32%
Unit 12E
2660 Peachtree Road, N.W.
Atlanta, GA  30305

I/M Michael W. Lasky                                          16.46%
David McClung
P.O. Box 995
Baltimore, MD  21203

Liquidity Class Shares

Advanced Management Incorporated                              99.70%
7918 Jones Branch Drive

Suite 400
McLean, VA  22102

Adviser Class Shares

NationsBank SWP Disbursement/VA                               72.10%
901 W. Trade Street
NC1-003-04-38
Charlotte, NC  28255

Maryland National Bank                                        29.90%
Attn:  NationsBank SWP Disbursement
901 W. Trade Street
NC1-003-04-38
Charlotte, NC  28255



EXPERTS AND FINANCIAL INFORMATION

The Trust's Financial Statements for the year ended April 30, 1995 appearing in the Trust's 1995 Annual Financial Report, and the report thereon of Price Waterhouse LLP, independent accountants, also appearing therein, are incorporated by reference in this SAI. The Financial Statements have been examined by Price Waterhouse LLP, as indicated in their report, with respect thereto, and are incorporated by reference herein in reliance upon the authority of said firm as experts in giving said report. The Letter to Shareholders contained in the 1995 Annual Financial Report is not incorporated by reference and is not a part of the registration statement or this SAI. The Semi-Annual Report for the period ended October 31, 1995 is incorporated by reference in this SAI.

THE CAPITOL MUTUAL FUNDS
PO BOX 9701
PROVIDENCE, RI 02940-9701
TOLL FREE 1-800-290-2224

[Logo]

THE CAPITOL MUTUAL FUNDS
Advised by NationsBank, N.A. (Carolinas)



Annual Report



April 30, 1995

Dear Shareholder:

We are pleased to present The Capitol Mutual Funds (the "Capitol Funds") Annual Report for the one-year period ended April 30, 1995. As indicated below, each money market fund portfolio outperformed its appropriate benchmark as money market yields staged a turnaround from an industry-wide free-fall over the previous three years.

ECONOMIC OVERVIEW

Between February 1994 and February 1995, the Federal Reserve Board (the "Fed") raised its discount rate seven times--300 basis points, to 6%--in an effort to slow economic growth and contain inflation. Recent economic data has shown signs that the economy's growth is slowing, which has rein-forced the market's view that the Fed will not increase interest rates in the near term. In addition, foreign central banks have made record pur-chases of short-term Treasury securities in an effort to support the U.S. dollar in recent weeks. As a result of both of these events, the short-term yield curve is very flat.

MARKET SUMMARY

Floating rate instruments were used effectively over the course of the year to manage the Capitol Funds during this active interest rate environ-ment. The interest rates on these instruments are tied to various standard money market indices, such as the Prime Rate and Fed Funds. Consequently, these securities are considered "derivatives." They were used primarily as a defensive measure, which allowed the portfolios to maintain yield levels as interest rates increased. Floating rate instruments may also provide protection in a declining interest rate environment.

Securities held by money market funds, including derivative securities, must meet credit quality standards as mandated by Rule 2a-7 under the In-vestment Company Act of 1940. Rule 2a-7 governs the maturity, quality and diversification characteristics of securities in which the Funds may in-vest. The Funds are prohibited from purchasing volatile or speculative de-rivatives that do not have price characteristics similar to typical money market securities. All money market instruments purchased by the Capitol Funds during this one-year period performed as expected and fully complied with the requirements of Rule 2a-7.

THE CAPITOL MUTUAL FUNDS AND OTHER MUTUAL FUNDS ARE NOT FDIC INSURED AND ARE NOT OBLIGATIONS OF, ENDORSED BY, DEPOSITS IN, OR GUARANTEED BY NA-TIONSBANK, N.A. (CAROLINAS) ("NATIONSBANK") OR ANY OF ITS AFFILIATES. IN-VESTMENTS IN MUTUAL FUNDS AND OTHER INVESTMENT PRODUCTS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED. NATIONSBANK IS THE ADVISER TO THE CAPITOL MUTUAL FUNDS, FOR WHICH IT IS COMPENSATED.

THE CAPITOL MUTUAL FUNDS DISTRIBUTOR: STEPHENS INC. STEPHENS INC., WHICH IS NOT AFFILIATED WITH NATIONSBANK, IS NOT A BANK AND SECURITIES OFFERED BY IT ARE NOT GUARANTEED BY ANY BANK OR INSURED BY THE FDIC. STEPHENS INC., MEMBER NYSE-SIPC.

THE CAPITOL MUTUAL FUNDS INVESTMENT ADVISER: NATIONSBANK

CASH RESERVES

Cash Reserves (formerly, Money Market Portfolio) is currently purchasing Fed Funds floating rate notes that offer potential yield enhancement over other short-term securities. This has been done without extending the weighted average maturity of the portfolio, which was 51 days as of April 30, 1995. The Fund intends to continue to add very high-quality, short-maturity issues to the portfolio.

                                 PIE CHART

Pie chart showing sections using the following information:

COMMERCIAL PAPER                                                            17.2%
CORPORATE OBLIGATIONS                                                       19.5%
MEDIUM TERM NOTE                                                             2.7%
REPURCHASE AGREEMENTS AND OTHER ASSETS AND LIABILITIES (NET)                48.3%
MONEY MARKET FUNDS                                                           9.5%
STUDENT LOAN MARKETING ASSOCIATION                                           2.8%

Note: Percentages indicate investments as a percentage of total net as-sets.

TREASURY RESERVES

Treasury Reserves (formerly, Treasury Portfolio) has a weighted average maturity of 37 days. The Fund continues to purchase Treasury bills in the six month sector of the market and Treasury notes and bills in the one year sector. Approximately 65% of the Fund's assets are invested in over-night repurchase agreements which allow the Fund to closely track interest rates and handle the liquidity needs of shareholders.

                                 PIE CHART

Pie chart showing sections using the following information:

U.S. TREASURY BILLS                                                         27.8%
U.S. TREASURY NOTES                                                          3.2%
REPURCHASE AGREEMENTS AND OTHER ASSETS AND LIABILITIES (NET)                65.2%
MONEY MARKET FUNDS                                                           3.8%

Note: Percentages indicate investments as a percentage of total net as-sets.

GOVERNMENT RESERVES

Government Reserves (formerly, Government Portfolio), has a weighted aver-age maturity of 37 days. The Fund has purchased various types of floating rate agency notes to diversify the floater position of the Fund. This strategy has allowed the Fund to get the most yield in a flat or inverted yield curve environment with minimal impact to the Fund's weighted average maturity. The Fund invests in overnight repurchase agreements which allow the Fund to closely track interest rates and handle the liquidity needs of shareholders.

                                 PIE CHART

Pie chart showing sections using the following information:

MONEY MARKET FUND                                                            4.5%
STUDENT LOAN MARKETING ASSOCIATION                                          18.1%
FEDERAL FARM CREDIT BANK                                                     8.0%
FEDERAL HOME LOAN BANK                                                      12.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION                                      25.3%
FEDERAL NATIONAL MORTGAGE ASSOCIATION                                       20.0%
TENNESSEE VALLEY AUTHORITY DISCOUNT NOTE                                     3.0%
REPURCHASE AGREEMENT AND OTHER ASSETS AND LIABILITIES (NET)                  9.1%

Note: Percentages indicate investments as a percentage of total net as-sets.

TAX FREE RESERVES

Tax Free Reserves (formerly, Tax Free Money Market Portfolio) is currently driven by investor cash flows and limitations on the supply of newly is-sued municipal securities. Tax payments drained tax-exempt cash from the municipal market causing the yield curve to become inverted with overnight rates exceptionally high. Yields on the longer end of the curve held steady or declined due to a lack of new issues available for investment. As a result, the Fund maintained a higher degree of daily floating rate securities that caused the Fund's weighted average maturity to decline from 46 days as of April 30, 1994, to 38 days as of April 30, 1995.

                                 PIE CHART

Pie chart showing sections using the following information:

OTHER ASSETS AND LIABILITIES (NET)                                           0.5%
MONEY MARKET FUNDS                                                           1.3%
MUNICIPAL BONDS AND NOTES                                                   98.2%

Note: Percentages indicate investments as a percentage of total net as-sets.

The attached financial report provides more specific information on your investments. Please review it carefully. We thank you for investing with the Capitol Funds and look forward to continuing to help you pursue your investment goals.

Sincerely,

/s/ A. Max Walker                           /s/ Mark H. Williamson

A. Max Walker                               Mark H. Williamson
President and Chairman of the Board         Mutual Funds Group Executive,
                                            NationsBank, N.A. (Carolinas)

April 30, 1995

Money market funds seek to maintain a stable net asset value of $1.00 per share. However, there is no assurance that money market funds will be able to maintain a stable net asset value of $1.00. Yields will fluctuate as market conditions change.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.


PORTFOLIO OF INVESTMENTS                          THE CAPITOL MUTUAL FUNDS
April 30, 1995

 Principal                                                                      Maturity            Value
   Amount      CASH RESERVES                                                      Date             (Note 1)
               COMMERCIAL PAPER -- 17.2%
               Bankers Trust N.Y. Corporation,
$ 8,000,000     Discount note                                                   07/12/95         $  7,903,680
               Barnett Banks, Inc.,
  8,000,000     Discount note                                                   05/11/95            7,986,600
               Falcon Asset Securitization Corporation,
  7,450,000     Discount note                                                   05/10/95            7,438,881
               ORIX America, Inc., (Sanwa Bank LOC),
  2,000,000     Discount note                                                   05/09/95            1,997,356
               Toshiba International Finance (U.K.) PLC,
  6,000,000     Discount note                                                   07/26/95            5,912,853

                  Total Commercial Paper (Cost $31,239,370)                                        31,239,370

               CORPORATE OBLIGATIONS -- 19.5%
               Bear Stearns Companies Inc.,
  8,750,000     6.563%+                                                         06/15/95++          8,752,382
               Commercial Credit Company,
  6,725,000     6.375%                                                          01/01/96            6,672,399
               Ford Motor Credit Company,
  5,000,000     6.125%                                                          12/01/95            4,969,964
               General Motors Acceptance Corporation,
  5,000,000     6.450%+                                                         07/17/95++          5,001,121
               International Lease Finance Corporation,
  5,000,000     5.750%                                                          01/15/96            4,941,213
               Norwest Financial, Inc.,
  5,000,000     7.250%                                                          11/01/95            5,019,160

                  Total Corporate Obligations (Cost $35,356,239)                                   35,356,239

               MEDIUM TERM NOTE -- 2.7% (Cost $4,999,708)
               IBM Credit Corporation,
  5,000,000     6.475%                                                          04/04/96            4,999,708

               U.S. GOVERNMENT AGENCY OBLIGATION -- 2.8% (Cost
                $5,000,000)
               Student Loan Marketing Association (SLMA) Note,
  5,000,000     6.140%+                                                         05/02/95++          5,000,000
               REPURCHASE AGREEMENTS -- 48.4%
               Agreement with Lehman Government Securities, Inc.,
 44,000,000     5.940% dated 04/28/95 to be repurchased at $44,021,780 on 05/01/95, collater-
                alized by $42,720,000 U.S. Treasury Note, 7.375% due 11/15/97 (value
                $44,854,786)                                                                       44,000,000
               Agreement with Merrill Lynch & Company, Inc.,
 44,000,000     5.930% dated 04/28/95 to be repurchased at $44,021,743 on 05/01/95, collater-
                alized by $38,216,000 U.S. Treasury Bonds, with various maturities and coupon
                rates (value $44,880,519)                                                          44,000,000

                  Total Repurchase Agreements (Cost $88,000,000)                                   88,000,000

  Shares
               MONEY MARKET FUNDS -- 9.5%
  8,753,000    Dreyfus Cash Management Plus Fund                                                    8,753,000
  8,526,500    Fidelity Institutional Cash Variable Rate Fund                                       8,526,500

                  Total Money Market Funds (Cost $17,279,500)                                      17,279,500

               TOTAL INVESTMENTS (Cost $181,874,817*)                              100.1%         181,874,817
               OTHER ASSETS AND LIABILITIES (NET)                                   (0.1)            (126,746)

               NET ASSETS                                                          100.0%        $181,748,071

 * Aggregate cost for Federal tax purposes.
 + Floating Rate Note. The interest rate shown reflects the rate currently in effect.
++ Reset date.

Abbreviation:
LOC -- Letter of Credit


                    See Notes to Financial Statements.


PORTFOLIO OF INVESTMENTS                          THE CAPITOL MUTUAL FUNDS
April 30, 1995

 Principal                                                                      Maturity             Value
  Amount      TREASURY RESERVES                                                   Date             (Note 1)
              U.S. TREASURY OBLIGATIONS -- 31.0%
              U.S. TREASURY BILLS -- 27.8%
$15,000,000   Discount note                                                     05/04/95         $ 14,992,892
  2,079,000   Discount note                                                     05/11/95            2,075,760
  5,000,000   Discount note                                                     05/18/95            4,986,424
  5,000,000   Discount note                                                     06/01/95            4,974,726
  5,000,000   Discount note                                                     06/15/95            4,964,062
  5,000,000   Discount note                                                     07/20/95            4,933,278
  5,000,000   Discount note                                                     07/27/95            4,927,379
  5,000,000   Discount note                                                     08/10/95            4,914,150
  5,000,000   Discount note                                                     08/17/95            4,910,000
 10,000,000   Discount note                                                     08/24/95            9,810,569
  5,000,000   Discount note                                                     08/31/95            4,898,503
 10,000,000   Discount note                                                     10/19/95            9,721,888
  5,000,000   Discount note                                                     11/16/95            4,825,323
  5,000,000   Discount note                                                     02/08/96            4,772,028

                                                                                                   85,706,982

              U.S. TREASURY NOTES -- 3.2%
  5,000,000   4.250%                                                            11/30/95            4,948,138
  5,000,000   4.250%                                                            12/31/95            4,925,698

                                                                                                    9,873,836

                 Total U.S. Treasury Obligations (Cost $95,580,818)                                95,580,818

              REPURCHASE AGREEMENTS -- 65.6%
              Agreement with Bankers Trust Securities Corporation,
 75,000,000     5.930% dated 04/28/95 to be repurchased at $75,037,063 on 05/01/95, collater-
                alized by $77,656,000 U.S. Treasury Bill, zero coupon due 07/27/95 (value
                $76,530,764)                                                                       75,000,000
              Agreement with CS First Boston Corporation,
  2,210,000     5.930% dated 04/28/95 to be repurchased at $2,211,092 on 05/01/95, collateral-
                ized by $1,800,000 U.S. Treasury Bonds, 11.125% due 08/15/03 (value
                $2,255,414)                                                                         2,210,000
              Agreement with Deutsche Bank Financial Inc.,
 12,000,000     5.920% dated 04/28/95 to be repurchased at $12,005,920 on 05/01/95, collater-
                alized by $12,204,000 U.S. Treasury Obligations, with various maturities and
                coupon rates (value $12,240,186)                                                   12,000,000
              Agreement with Lehman Government Securities, Inc.
 14,000,000     5.940% dated 04/28/95 to be repurchased at $14,006,930 on 05/01/95, collater-
                alized by $14,721,000 U.S. Treasury Notes, with various maturities and coupon
                rates (value $14,281,714)                                                          14,000,000
              Agreement with Merrill Lynch & Company, Inc.,
 75,000,000     5.930% dated 04/28/95 to be repurchased at $75,037,063 on 05/01/95, collater-
                alized by $63,348,000 U.S. Treasury Bonds, with various maturities and coupon
                rates (value $76,502,885)                                                          75,000,000
              Agreement with Morgan (J.P.) & Company, Inc.,
 14,000,000     5.920% dated 04/28/95 to be repurchased at $14,006,907 on 05/01/95, collater-
                alized by $14,705,000 U.S. Treasury Bills, zero coupon with various maturities
                (value $14,280,805)                                                                14,000,000
              Agreement with Smith Barney Shearson & Company,
 10,000,000     6.000% dated 04/05/95 to be repurchased at $10,048,333 on 05/04/95, collater-
                alized by $9,050,000 U.S. Treasury Obligations, with various maturities and
                coupon rates (value $10,200,181)                                                   10,000,000

                 Total Repurchase Agreements (Cost $202,210,000)                                  202,210,000

  Shares
              MONEY MARKET FUNDS -- 3.8%
  3,588,000   AIM Treasury Fund                                                                     3,588,000
  4,243,000   Dreyfus Treasury Cash Management Fund                                                 4,243,000
  3,669,000   Fidelity Institutional Cash Portfolio Fund                                            3,669,000

                 Total Money Market Funds (Cost $11,500,000)                                       11,500,000

              TOTAL INVESTMENTS (Cost $309,290,818*)                               100.4%         309,290,818
              OTHER ASSETS AND LIABILITIES (NET)                                    (0.4)          (1,161,191)
              NET ASSETS                                                           100.0%        $308,129,627

* Aggregate cost for Federal tax purposes.


                    See Notes to Financial Statements.


PORTFOLIO OF INVESTMENTS                          THE CAPITOL MUTUAL FUNDS
April 30, 1995

 Principal                                                                      Maturity            Value
  Amount      GOVERNMENT RESERVES                                                 Date             (Note 1)
              U.S. GOVERNMENT AGENCY OBLIGATIONS -- 86.4%
              FEDERAL FARM CREDIT BANK (FFCB) -- 3.0%
$ 3,000,000   Discount note                                                     10/16/95         $ 2,917,260

              FEDERAL FARM CREDIT BANK (FFCB) NOTE -- 5.0%
  5,000,000   6.200%+                                                           05/01/95++         5,000,000

              FEDERAL HOME LOAN BANK (FHLB) -- 12.0%
  2,125,000   Discount note                                                     05/30/95           2,114,746
  4,350,000   Discount note                                                     06/19/95           4,315,245
  2,155,000   Discount note                                                     08/17/95           2,116,210
  3,440,000   Discount note                                                     09/18/95           3,360,670

                                                                                                  11,906,871

              FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 25.3%
  3,000,000   Discount note                                                     05/02/95           2,999,501
  3,000,000   Discount note                                                     05/05/95           2,998,007
  2,265,000   Discount note                                                     05/18/95           2,258,625
  3,000,000   Discount note                                                     05/22/95           2,989,727
  3,000,000   Discount note                                                     05/25/95           2,988,160
  3,000,000   Discount note                                                     06/12/95           2,978,965
  1,895,000   Discount note                                                     07/05/95           1,874,847
  3,000,000   Discount note                                                     07/07/95           2,966,947
  3,000,000   Discount note                                                     07/20/95           2,960,800

                                                                                                  25,015,579

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 20.0%
  4,000,000   Discount note                                                     05/03/95           3,998,667
  3,000,000   Discount note                                                     05/15/95           2,993,117
  3,000,000   Discount note                                                     05/31/95           2,985,125
  3,000,000   Discount note                                                     06/01/95           2,984,603
  3,000,000   Discount note                                                     06/23/95           2,973,809
  4,000,000   Discount note                                                     07/24/95           3,944,093

                                                                                                  19,879,414
              STUDENT LOAN MARKETING ASSOCIATION (SLMA) NOTES -- 18.1%
  5,000,000   5.920%+                                                           05/02/95++         5,000,000
  8,000,000   5.920%+                                                           05/02/95++         8,000,000
  5,000,000   5.315%                                                            06/30/95           5,000,000

                                                                                                  18,000,000

              TENNESSEE VALLEY AUTHORITY -- 3.0%
  3,000,000   Discount note                                                     05/12/95           2,994,546

                 Total U.S. Government Agency Obligations (Cost $85,713,670)                      85,713,670

              REPURCHASE AGREEMENT -- 9.4% (Cost $9,295,000)
  9,295,000   Agreement with CS First Boston Corporation,
                5.930% dated 04/28/95 to be repurchased at $9,299,593 on 05/01/95, collateral-
                ized by $7,269,000 U.S. Treasury Bonds, 13.125% due 05/15/01 (value
                $9,484,625)                                                                        9,295,000

  Shares
              MONEY MARKET FUND -- 4.5% (Cost $4,504,000)
  4,504,000   Dreyfus Treasury Prime Cash Management Fund                                          4,504,000

              TOTAL INVESTMENTS (Cost $99,512,670*)                                100.3%         99,512,670
              OTHER ASSETS AND LIABILITIES (NET)                                    (0.3)           (262,247)
              NET ASSETS                                                           100.0%        $99,250,423

 * Aggregate cost for Federal tax purposes.
 + Floating rate note. The interest rate shown reflects the rate currently in effect.
++ Reset date.


                    See Notes to Financial Statements.


PORTFOLIO OF INVESTMENTS                          THE CAPITOL MUTUAL FUNDS
April 30, 1995

 Principal                                                                                            Value
  Amount      TAX FREE RESERVES                                                                      (Note 1)
               MUNICIPAL BONDS AND NOTES -- 98.2%
               ALABAMA -- 6.4%
               Birmingham, Alabama, Medical Clinic Board Revenue, Health, Hospital, Nursing
                 Home Improvements, (University of Alabama Health Services), (Morgan (J.P.) &
                 Co. (Delaware) LOC),
$ 2,000,000      5.100% due 12/01/26+                                                              $ 2,000,000
               Homewood, Alabama, Education Building Authority, Educational Facilities, (Sam-
                 ford University), Series C, (AmSouth Bank (Birmingham) LOC),
  1,300,000      4.750% due 12/01/13++                                                               1,300,000
               McIntosh, Alabama, Industrial Development Board, Pollution Control Revenue,
                 (Ciba-Geigy Corporation Project), Series A, (Swiss Bank LOC),
  1,000,000      4.650% due 12/01/03++                                                               1,000,000
               Opelika, Alabama, Industrial Development Board, Industrial Development Revenue,
                 (Flowers Baking Company Project), (Trust Company Bank LOC),
  2,000,000      4.750% due 12/01/99++                                                               2,000,000

                                                                                                     6,300,000

               ALASKA -- 2.0%
               Valdez, Alaska, Marine Term Revenue, (Arco Transportation Project), Series B,
  1,900,000      4.750% due 05/01/31++                                                               1,900,000

               CALIFORNIA -- 3.7%
               California Higher Education Loan Authority, Series C, AMT, (Student Loan Mar-
                 keting Association LOC),
    500,000      4.000% due 07/01/95+++                                                                500,000
               Kern (County of), California, Board of Education, TRAN,
  2,000,000      4.250% due 06/30/95                                                                 2,001,742
               San Diego, California, Industrial Development Revenue, (Kaiser Aerospace and
                 Electrical), Series A, AMT, (ABN-Amro Bank LOC),
  1,200,000      4.650% due 10/01/07++                                                               1,200,000

                                                                                                     3,701,742

               COLORADO -- 8.4%
               Clear Creek (County of), Colorado, Financing Pool, Anticipation Warrants, (Na-
                 tional Westminster Bank LOC),
  1,030,000      4.600% due 06/01/98++                                                               1,030,000
               Colorado (State of), Health Facilities Authority Revenue, (Goodwill Indus-
                 tries), (Bank One LOC),
  2,000,000      4.800% due 12/01/04++                                                               2,000,000
               Northglenn, Colorado, Industrial Development Revenue, (Castle Gardens Retire-
                 ment), (Swiss Bank LOC),
  3,100,000      4.700% due 01/01/09++                                                               3,100,000
               Pitkin (County of), Colorado, Industrial Development Revenue, (Aspen Skiing
                 Company Project), Series B, AMT, (First National Bank (Chicago) LOC),
  2,200,000      5.300% due 04/01/14+                                                                2,200,000

                                                                                                     8,330,000

               DISTRICT OF COLUMBIA -- 1.5%
               District of Columbia, Hospital Revenue, (Columbia Women's Hospital),
                 Series A, (Mitsubishi Bank Ltd. LOC),
  1,500,000      4.500% due 07/01/20++                                                               1,500,000

               FLORIDA -- 10.1%
               Dade (County of), Florida, Industrial Development Revenue, (Dade Solid Waste --
                 Montenay Project), AMT, (Banque Paribas LOC),
    960,000      4.800% due 12/01/10++                                                                 960,000
               Florida (State of), Housing Finance Agency, Multi-family Housing Revenue,
                 (Blairstone), (Citibank (New York) LOC),
  1,000,000      4.700% due 12/01/07++                                                               1,000,000
               Hillsborough (County of), Florida, Industrial Development Revenue,
                 (Seaboard Tampa), AMT, (Barclays Bank PLC LOC),
  2,000,000      4.750% due 12/01/16++                                                               2,000,000
               Orange (County of), Florida, Health Facilities Authority Revenue, (Mayflower
                 Retirement Community), (Rabobank Nederland LOC),
  1,000,000      4.750% due 03/01/18++                                                               1,000,000
               Sunshine State Governmental Financing Committee, (Union Bank of Switzerland,
                 National Westminster Bank and Morgan Guaranty Trust LOC),
  5,000,000      4.000% due 06/23/95+++                                                              5,000,000

                                                                                                     9,960,000
               GEORGIA -- 4.1%
               Burke (County of), Georgia, Industrial Development Authority, Pollution Control
                 Revenue, (Oglethorpe Power Corporation Project), Series A, (Credit Suisse (New
                 York) LOC),
  3,000,000      4.100% due 05/16/95+++                                                              3,000,000
               DeKalb (County of), Georgia, Housing Authority, Multi-family Housing Revenue,
                 (Terrace Club Project), Series A, (AmSouth Bank LOC),
  1,000,000      4.800% due 11/01/15++                                                               1,000,000

                                                                                                     4,000,000

               ILLINOIS -- 6.0%
               Burbank, Illinois, Industrial Development Revenue, (Service Merchandise, Inc.
                 Project), (Canadian Imperial Bank of Commerce LOC),
    400,000      4.100% due 09/15/24++                                                                 400,000
               Illinois (State of), Development Financial Authority, Industrial Development
                 Revenue, (Randolph Pickle Corporation), (American National Bank and Trust
                 (Chicago) LOC),
    900,000      4.850% due 06/01/12++                                                                 900,000
               Illinois (State of), Education Facilities Authority Revenue, (Illinois College
                 of Optometry Project), (Sumitomo Bank LOC),
  1,100,000      4.300% due 01/01/18++                                                               1,100,000
               Illinois (State of), Health Facilities Authority Revenue:
                 (Evanston Hospital Corporation), Series B,
  2,000,000      4.650% due 02/15/96+++                                                              2,000,000
                (Resurrection Health Care Systems),
  1,500,000      5.100% due 05/01/11+                                                                1,500,000

                                                                                                     5,900,000

               INDIANA -- 6.2%
               Indiana Bond Bank, (Advance Funding Program), Notes A-3,
  4,000,000      4.123% due 01/10/96++                                                               4,000,000
               Indianapolis, Indiana, Multi-family Housing Revenue, (Canal Square Project),
                 (Societe Generale LOC),
  1,300,000      4.600% due 12/01/15++                                                               1,300,000
               Portage, Indiana, Economic Development Revenue, (Health Quest Realty), Series
                 94, (Bank One LOC),
    855,000      4.800% due 09/01/03++                                                                 855,000
                                                                                                     6,155,000

               KANSAS -- 1.4%
               Wichita, Kansas, Health System Revenue, (CSJ Health System Wichita), (Sumitomo
                 Bank Ltd. LOC),
  1,400,000      4.750% due 10/01/02++                                                               1,400,000

               LOUISIANA -- 2.3%
               Calcasieu Parish, Louisiana, Industrial Development Board,
                 Pollution Control Revenue, (Citgo Petroleum Corporation):
                 Environmental Revenue, AMT, (Banque National de Paris LOC),
  2,000,000      5.100% due 12/01/24+                                                                2,000,000

                Pollution Control Revenue, (Westdeutsche Landesbank Girozentrate LOC),
    200,000      4.750% due 08/01/04++                                                                 200,000

                                                                                                     2,200,000

               MARYLAND -- 1.6%
               Baltimore (City of), Maryland, Economic Development Revenue, (Rock Tennessee
                 Converting Facility), (Trust Company Bank LOC),
  1,355,000      4.850% due 09/01/97++                                                               1,355,000
               Montgomery (County of), Maryland, Industrial Development Revenue, (Information
                 Systems and Networks Corporation), (Pittsburgh National
                 Bank LOC),
    200,000      4.000% due 4/01/14++                                                                  200,000

                                                                                                     1,555,000

               MICHIGAN -- 2.4%
               Jackson (County of), Michigan, Economic Development Corporation,
                 Economic Development Revenue, (Sealed Power Corporation),
                 (National Bank of Detroit LOC),
  1,000,000      4.150% due 10/01/19++                                                               1,000,000
               Michigan (State of), Building Authority, (Canadian Imperial Bank of
                 Commerce LOC),
  1,340,000      4.250% due 05/31/95+++                                                              1,340,000

                                                                                                     2,340,000

               MINNESOTA -- 3.5%
               Minneapolis, Minnesota, Community Development Agency Revenue, (Arena Acquisi-
                 tion Project), Series A, (First Bank LOC),
  3,000,000      4.700% due 10/01/24++                                                               3,000,000
               Minneapolis, Minnesota, Hospital Revenue, (Childrens Medical Center Project),
                 Series A, (Morgan Guaranty Trust Company of N.Y. LOC),
    500,000      5.100% due 02/01/21+                                                                  500,000

                                                                                                     3,500,000

               MISSOURI -- 2.1%
               Missouri (State of), Health and Education Facilities Authority, Educational Fa-
                 cilities Revenue, (St. Louis University),
  2,100,000      5.000% due 12/01/05+                                                                2,100,000

               NEW JERSEY -- 3.5%
               Jersey City, New Jersey, BAN, GO,
  2,000,000      5.250% due 11/17/95                                                                 2,005,703
               New Jersey (State of), Economic Development Authority, First Mortgage Gross
                 Revenue, (Franciscan Oaks Project), Series B, (Bank of Scotland LOC),
  1,500,000      4.250% due 12/01/97++                                                               1,500,000

                                                                                                     3,505,703

               NEW MEXICO -- 0.6%
               New Mexico Educational Assistance Foundation, Student Loan Revenue,
                 Series B, AMT, (AMBAC Insured), (Internationale Nederlanden Bank SBPA),
    600,000      4.700% due 04/01/05++                                                                 600,000

               NEW YORK -- 1.0%
               Erie (County of), New York, Revenue Anticipation Notes, GO, (Union Bank of
                 Switzerland LOC),
  1,000,000      4.750% due 08/15/95                                                                 1,002,094
               NORTH CAROLINA -- 1.3%
               North Carolina Medical Care Community, (Duke University Hospital), Series B,
  1,300,000      4.650% due 06/01/15++                                                               1,300,000

               OHIO -- 1.4%
               Centerville, Ohio, Health Care Revenue, (Bethany Lutheran Village Project),
                 (PNC Bank of Ohio LOC),
  1,000,000      4.700% due 11/01/13++                                                               1,000,000
               Warren (County of), Ohio, Industrial Development Revenue, (Pioneer Industrial
                 Components Inc.), (Mitsubishi Bank (Chicago) LOC),
    400,000      4.600% due 12/01/05++                                                                 400,000

                                                                                                     1,400,000

               OREGON -- 1.0%
               Port of St. Helens, Oregon, Pollution Control Revenue, (Portland General Elec-
                 tric Company), Series A, (Canadian Imperial Bank of Commerce LOC),
  1,000,000      5.000% due 04/01/10+                                                                1,000,000

               PENNSYLVANIA -- 3.9%
               Chester (County of), Pennsylvania, Industrial Development Revenue, (Keystone
                 Foods Corporation), (Bank of Scotland LOC),
    400,000      4.100% due 10/15/99++                                                                 400,000
               Commonwealth of Pennsylvania, Tax Anticipation Notes, 1st Series,
  1,000,000      4.750% due 06/30/95                                                                 1,001,278
               Montgomery (County of), Pennsylvania, Higher Education & Health Authority Hos-
                 pital Revenue, (AMBAC Insured),
  2,500,000      4.500% due 09/01/18++                                                               2,500,000

                                                                                                     3,901,278

               SOUTH CAROLINA -- 4.4%
               Cherokee (County of), South Carolina, Industrial Development Revenue, (Holmberg
                 Electric Corporation Project), (Wachovia Bank & Trust LOC),
  1,000,000      4.750% due 11/01/04++                                                               1,000,000

               South Carolina Jobs -- Economic Development Authority, Industrial Development
                 Revenue, (Specialty Equipment Companies), AMT,
                 (Barclays Bank LOC),
  3,400,000      4.950% due 11/01/10++                                                               3,400,000

                                                                                                     4,400,000
               TENNESSEE -- 4.0%
               Chattanooga, Tennessee, Industrial Development Board, (Seaboard Farms of Chat-
                 tanooga), (Bank of Nova Scotia LOC),
  2,000,000      4.625% due 06/01/04++                                                               2,000,000
               Jefferson City, Tennessee, Industrial Development Board:
                (BA Property Project), AMT, (American National Bank and Trust (Chicago) LOC),
  1,000,000      5.000% due 11/01/24++                                                               1,000,000
                Economic Development Revenue, (Ball Corporation Project),
                 (PNC Bank of Ohio LOC),
  1,000,000      4.950% due 04/01/98++                                                               1,000,000

                                                                                                     4,000,000

               TEXAS -- 6.5%
               Austin (County of), Texas, Industrial Development Corporation, Industrial De-
                 velopment Revenue, (Justin Industries Inc. Project), (Citibank
                 (New York) LOC),
  1,900,000      4.650% due 12/01/14++                                                               1,900,000
               Austin, Texas, Utility System Revenue, Pre-refunded,
    875,000      10.000% due 11/15/95                                                                  917,988
               Galveston, Texas, Industrial Development Corporation, (Mitchell Interests), Se-
                 ries A, AMT, (National Westminster PLC LOC),
  1,100,000      4.850% due 09/01/13++                                                               1,100,000
               North Central Texas, Health Facilities Development Corporation Revenue, (Meth-
                 odist Hospitals of Dallas), Series B, (MBIA Insured),
    600,000      5.000% due 10/01/15+                                                                  600,000
               San Antonio, Texas, Independent School District, Pre-refunded,
    875,000      8.125% due 11/01/95                                                                   891,057
               Trinity River, Texas, Industrial Development Authority, Industrial Development
                 Revenue Bond, Series 1994, (Toys "R" Us), (Bankers Trust LOC),
  1,000,000      4.500% due 07/01/95++                                                               1,000,000

                                                                                                     6,409,045

               UTAH -- 2.4%
               Salt Lake City, Utah, Industrial Development Revenue, (Technologies Inc.
                 Project), AMT, (National Australia Bank LOC),
  1,000,000      4.950% due 12/01/12++                                                               1,000,000
               Utah (County of), Utah, Industrial Development Revenue, (McWare Inc. Project),
                 (AmSouth Bank (Birmingham) LOC),
  1,380,000      4.800% due 02/01/98++                                                               1,380,000

                                                                                                     2,380,000

               VERMONT -- 2.1%
               Vermont (State of), Education & Health Buildings, (VHA New England),
                 Series F, (AMBAC Insured),
  2,100,000      4.750% due 12/01/25++                                                               2,100,000

               VIRGINIA -- 1.0%
               Virginia (State of), Housing Development Authority, Revenue Bonds,
                 Series C, AMT,
  1,030,000      4.400% due 07/12/95+++                                                              1,030,000

               WEST VIRGINIA -- 1.2%
               Ohio (County of), West Virginia, Industrial Development Revenue,
                 (Ohio Valley/Clarksburg Drug Company),
                 (PNC Bank LOC),
  1,200,000      4.450% due 12/01/01++                                                               1,200,000

               WISCONSIN -- 1.0%
               Waukesha, Wisconsin, School District, TRAN,
  1,000,000      4.750% due 10/24/95                                                                 1,001,847

               WYOMING -- 1.2%
               Lincoln (County of), Wyoming, Pollution Control Revenue, (Exxon Project), Se-
                 ries C,
  1,200,000      5.050% due 11/01/14+                                                                1,200,000

                  Total Municipal Bonds and Notes (Cost $97,271,709)                                97,271,709
  Shares
               MONEY MARKET FUNDS -- 1.3%
     75,000    AIM Tax-Exempt Fund                                                                      75,000
  1,230,000    Fidelity Institutional Tax-Exempt Cash Management Fund                                1,230,000

                  Total Money Market Funds (Cost $1,305,000)                                         1,305,000

               TOTAL INVESTMENTS (Cost $98,576,709*)                                      99.5%     98,576,709
               OTHER ASSETS AND LIABILITIES (NET)                                          0.5         490,107
               NET ASSETS                                                                100.0%    $99,066,816

  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
 ++ Variable rate demand notes are payable upon not more than seven calen-dar days' notice. The interest rate shown reflects the rate currently in effect.
+++ "Put" bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate currently in effect.
    Abbreviations:

    AMBAC -- American Municipal Bond Assurance Corporation
    AMT -- Alternative Minimum Tax
    BAN -- Bond Anticipation Notes
    GO -- General Obligation Bonds
    LOC -- Letter of Credit
    MBIA -- Municipal Bond Investors Assurance
    SBPA -- Standby Bond Purchase Agreement
    TRAN -- Tax and Revenue Anticipation Notes


                    See Notes to Financial Statements.


STATEMENTS OF ASSETS AND LIABILITIES              THE CAPITOL MUTUAL FUNDS
April 30, 1995

                                                   CASH         TREASURY     GOVERNMENT      TAX FREE
                                                 RESERVES       RESERVES      RESERVES       RESERVES
Assets:
Investments, at value (Cost $181,874,817,
  $309,290,818, $99,512,670 and
  $98,576,709, respectively) (Note 1)
  See accompanying schedules:
 Securities                                    $ 93,874,817   $107,080,818   $90,217,670   $98,576,709
 Repurchase Agreements                           88,000,000    202,210,000     9,295,000       --
Total Investments                               181,874,817    309,290,818    99,512,670    98,576,709
Cash                                                    610             18            54        43,804
Interest receivable                                 652,573        298,176       188,440       690,941
Dividends receivable                                 68,860         53,560        20,350         8,127
Receivable from investment adviser (Note 2)          36,316         89,427        54,361        51,735
Prepaid expenses                                     48,674         92,934        14,811        69,018
Unamortized organization costs (Note 5)               5,213          8,341       --              1,043
  Total Assets                                  182,687,063    309,833,274    99,790,686    99,441,377
Liabilities:
Investment advisory fee payable (Note 2)              8,954         16,600         5,073         5,308
Administration fee payable (Note 2)                  10,708         19,852         6,066         6,349
Shareholder servicing and distribution fees
  payable (Note 3)                                    9,518         12,390        21,429        14,755
Transfer agent fee payable (Note 2)                   5,521          5,641         3,961         3,675
Custodian fees payable (Note 2)                       3,620          7,373         1,972         1,766
Dividends payable                                   875,491      1,609,570       473,839       332,753
Accrued Trustees' fees and expenses (Note
  2)                                                  1,000          1,500         1,000         1,000
Accrued expenses and other payables                  24,180         30,721        26,923         8,955
  Total Liabilities                                 938,992      1,703,647       540,263       374,561
Net Assets                                     $181,748,071   $308,129,627   $99,250,423   $99,066,816


                    See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (continued) THE CAPITOL MUTUAL FUNDS April 30, 1995

                                                   CASH         TREASURY     GOVERNMENT      TAX FREE
                                                 RESERVES       RESERVES      RESERVES       RESERVES
Net Assets consist of:
  Accumulated net realized loss on invest-
   ments sold                                  $     (4,288)  $    (12,579)  $      (408)  $    (1,152)
  Paid-in capital                               181,752,359    308,142,206    99,250,831    99,067,968
                                               $181,748,071   $308,129,627   $99,250,423   $99,066,816
Net Assets:
 Class A Shares                                $134,063,730   $251,693,215   $      2,011  $32,353,089
 Class B Shares                                $      2,066   $    674,173   $     2,063   $ 2,591,038
 Class C Shares                                $ 47,682,275   $ 55,762,239   $99,246,349   $64,122,689
Shares Outstanding:
 Class A Shares                                 134,066,893    251,704,182         2,011    32,353,465
 Class B Shares                                       2,066        674,203         2,063     2,591,068
 Class C Shares                                  47,683,400     55,764,669    99,247,546    64,123,435
Class A Shares:
 Net asset value, offering and redemption
   price per share                             $       1.00   $       1.00   $      1.00   $      1.00
Class B Shares:
 Net asset value, offering and redemption
   price per share                             $       1.00   $       1.00   $      1.00   $      1.00
Class C Shares:
 Net asset value, offering and redemption
   price per share                             $       1.00   $       1.00   $      1.00   $      1.00


                    See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                          THE CAPITOL MUTUAL FUNDS
For the Year Ended April 30, 1995

                                                     CASH        TREASURY     GOVERNMENT    TAX FREE
                                                   RESERVES      RESERVES      RESERVES     RESERVES
Investment Income:
 Interest                                         $8,203,983   $15,545,748    $6,505,219   $2,423,077
 Dividends                                           351,059       789,024       146,290       93,953
  Total Investment Income                          8,555,042    16,334,772     6,651,509    2,517,030
Expenses:
  Investment advisory fee (Note 2)                   489,346       982,941       434,684      211,272
  Administration fee (Note 2)                        163,115       327,647       144,895       70,424
  Transfer agent fees (Note 2)                        51,917        91,197        47,329       39,461
  Custodian fees (Note 2)                             44,115        78,303        29,649       16,188
  Trustees' fees and expenses (Note 2)                 7,999        12,961         4,931        3,905
  Amortization of organization costs (Note 5)         12,512        12,512        --           12,512
  Other                                               84,915       117,707       113,491       62,148
   Subtotal                                          853,919     1,623,268       774,979      415,910
  Shareholder servicing and distribution fee
   (Note 3):
   Class B Shares                                     13,206         9,486        58,948        3,609
   Class C Shares                                     56,057        68,443       157,228       81,350
  Fees waived and/or expenses reimbursed by in-
   vestment adviser, administrators and/or
   transfer agent (Note 2)                          (384,690)     (970,064)     (320,151)    (256,204)
   Total Expenses                                    538,492       731,133       671,004      244,665
     Net Investment Income                         8,016,550    15,603,639     5,980,505    2,272,365
   Net Realized Gain/(Loss) on Investments
     (Note 1)                                            465       --               (408)      --
   Net Increase in Net Assets Resulting From
     Operations                                   $8,017,015   $15,603,639    $5,980,097   $2,272,365


                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               THE CAPITOL MUTUAL FUNDS
Year Ended April 30, 1995


                                                   CASH         TREASURY      GOVERNMENT       TAX FREE
                                                 RESERVES       RESERVES       RESERVES        RESERVES
Net investment income                          $  8,016,550   $ 15,603,639   $   5,980,505   $  2,272,365
Net realized gain/(loss) on investments
  sold during the year                                  465        --                 (408)       --
Net increase in net assets resulting from
  operations                                      8,017,015     15,603,639       5,980,097      2,272,365
Distributions to shareholders from net
  investment income:
  Class A Shares                                 (6,283,716)   (14,047,209)       (117,060)    (1,076,833)
  Class B Shares                                   (527,606)      (120,316)     (2,762,795)       (92,633)
  Class C Shares                                 (1,205,320)    (1,436,114)     (3,100,650)    (1,102,899)
Net increase/(decrease) in net assets from
  Fund share transactions (Note 4):
  Class A                                        24,211,274    (86,813,062)    (10,816,825)    (3,345,368)
  Class B                                       (69,785,073)   (13,553,102)   (259,835,082)   (11,213,995)
  Class C                                        47,683,400     55,764,669      99,247,546     64,123,435
Net increase/(decrease) in net assets             2,109,974    (44,601,495)   (171,404,769)    49,564,072
Net Assets:
Beginning of year                               179,638,097    352,731,122     270,655,192     49,502,744
End of year                                    $181,748,071   $308,129,627   $  99,250,423   $ 99,066,816


                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS               THE CAPITOL MUTUAL FUNDS
Year Ended April 30, 1994


                                                   CASH         TREASURY      GOVERNMENT      TAX FREE
                                                 RESERVES       RESERVES       RESERVES       RESERVES
Net investment income                          $  4,376,084   $ 11,164,691   $  7,541,625   $   935,597
Net realized loss on investments sold dur-
  ing the year                                         (121)       (12,579)       --             (1,080)
Net increase in net assets resulting from
  operations                                      4,375,963     11,152,112      7,541,625       934,517
Distributions to shareholders from net
  investment income:
  Class A Shares                                 (2,987,057)   (10,892,698)      (247,988)     (643,723)
  Class B Shares                                 (1,389,027)      (271,993)    (7,293,637)     (291,874)
Net increase/(decrease) in net assets from
  Fund share transactions (Note 4):
  Class A                                        54,112,776    (80,126,677)     3,422,706     9,553,911
  Class B                                        50,375,857     10,858,745    110,583,540     3,039,324
Net increase/(decrease) in net assets           104,488,512    (69,280,511)   114,006,246    12,592,155
Net Assets:
Beginning of year                                75,149,585    422,011,633    156,648,946    36,910,589
End of year (including undistributed net
  investment income/(distributions in ex-
  cess of net investment income) of $92,
  $(439), $103 and $(491), respectively)       $179,638,097   $352,731,122   $270,655,192   $49,502,744


                    See Notes to Financial Statements.


FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class A Share outstanding throughout each year.


                                                           CASH RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class A Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net investment income                    0.0480     0.0283     0.0315     0.0492     0.0392
Dividends from net investment
  income                                (0.0480)   (0.0283)   (0.0315)   (0.0492)   (0.0392)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.91%      2.87%      3.19%      5.03%      7.35%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $ 134,064  $ 109,852  $  55,739  $ 100,943  $  19,387
  Ratio of operating expenses to
   average net assets                      0.29%      0.45%      0.45%      0.45%      0.45%+
  Ratio of net investment income to
   average net assets                      4.96%      2.83%      3.15%      4.61%      7.04%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.52%      0.56%      0.59%      0.74%      0.79%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                     4.73%      2.72%      3.01%      4.32%      6.70%+
  Net investment income per share
   without waivers                     $  0.0458  $  0.0272  $  0.0298  $  0.0455  $  0.0373

 * The Cash Reserves Class A Shares commenced operations on October 10,
   1990.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class B Share outstanding throughout each year.


                                                           CASH RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class B Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Net investment income                    0.0471     0.0273     0.0305     0.0482     0.0197
Dividends from net investment
  income                                (0.0471)   (0.0273)   (0.0305)   (0.0482)   (0.0197)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.81%      2.77%      3.09%      4.92%      6.44%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $       2  $  69,786  $  19,411  $   4,776  $  10,361
  Ratio of operating expenses to
   average net assets                      0.38%      0.55%      0.55%      0.55%      0.55%+
  Ratio of net investment income to
   average net assets                      4.87%      2.74%      2.96%      4.94%      6.41%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.61%      0.65%      0.68%      0.85%      0.87%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                     4.64%      2.64%      2.82%      4.64%      6.09%+
  Net investment income per share
   without waivers                     $  0.0448  $  0.0262  $  0.0287  $  0.0447  $  0.0186

 * The Cash Reserves Class B Shares commenced operations on January 9,
   1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class C Share outstanding throughout the period.


                                                                                          CASH RESERVES
                                                                                           PERIOD ENDED
                                                                                            04/30/95*
Class C Shares:
Net asset value, beginning of period                                                     $   1.00
Net investment income                                                                      0.0316
Dividends from net investment income                                                      (0.0316)
Net asset value, end of period                                                           $    1.00
Total Return++                                                                               3.20%
Ratios to average net assets/supplemental data:
 Net assets, end of period (000's)                                                       $  47,682
 Ratio of operating expenses to average net assets                                           0.54%+
 Ratio of net investment income to average net assets                                        4.71%+
 Ratio of operating expenses to average net assets without waivers                           0.77%+
 Ratio of net investment income to average net assets without waivers                        4.48%+
 Net investment income per share without waivers                                         $  0.0300

 * The Cash Reserves Class C Shares commenced operations on September 22,
   1994.
 + Annualized.
++ Total return represents aggregate total return for the period indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class A Share outstanding throughout each year.


                                                         TREASURY RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class A Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                  0.0480     0.0298     0.0323     0.0481     0.0176
  Net realized gain on investments        --         --        0.0001     0.0003      --
   Total from investment
    operations                           0.0480     0.0298     0.0324     0.0484     0.0176
Less Distributions:
  Dividends from net investment in-
   come                                 (0.0480)   (0.0298)   (0.0323)   (0.0481)   (0.0176)
  Distributions from net realized
   gains                                  --         --       (0.0001)   (0.0003)     --
   Total distributions                  (0.0480)   (0.0298)   (0.0324)   (0.0484)   (0.0176)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.91%      3.02%      3.29%      4.92%      5.89%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $ 251,694  $ 338,504  $ 418,644  $  19,587  $   4,519
  Ratio of operating expenses to
   average net assets                      0.20%      0.20%      0.20%      0.26%      0.45%+
  Ratio of net investment income to
   average net assets                      4.79%      2.99%      2.99%      4.39%      5.85%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.50%      0.52%      0.72%      1.06%      0.94%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                     4.50%      2.67%      2.48%      3.59%      5.36%+
  Net investment income per share
   without waivers                     $  0.0451  $  0.0267  $  0.0251  $  0.0368  $  0.0161

 * The Treasury Reserves Class A Shares commenced operations on January
   11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class B Share outstanding throughout each year.


                                                         TREASURY RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class B Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                  0.0462     0.0263     0.0288     0.0454     0.0173
  Net realized gain on investments        --         --        0.0001     0.0003      --
   Total from investment
    operations                           0.0462     0.0263     0.0289     0.0457     0.0173
Less Distributions:
  Dividends from net investment in-
   come                                 (0.0462)   (0.0263)   (0.0288)   (0.0454)   (0.0173)
  Distributions from net realized
   gains                                  --         --       (0.0001)   (0.0003)     --
   Total distributions                  (0.0462)   (0.0263)   (0.0289)   (0.0457)   (0.0173)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.71%      2.67%      2.93%      4.64%      5.79%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $     674  $  14,227  $   3,369  $   2,807  $   2,891
  Ratio of operating expenses to
   average net assets                      0.49%      0.55%      0.55%      0.52%      0.55%+
  Ratio of net investment income to
   average net assets                      4.50%      2.67%      2.89%      4.62%      5.75%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.79%      0.87%      1.07%      1.32%      1.04%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                     4.21%      2.35%      2.37%      3.82%      5.26%+
  Net investment income per share
   without waivers                     $  0.0431  $  0.0232  $  0.0213  $  0.0349  $  0.0160

 * The Treasury Reserves Class B Shares commenced operations on January
   11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class C Share outstanding throughout the period.


                                                                                        TREASURY RESERVES
                                                                                          PERIOD ENDED
                                                                                            04/30/95*
Class C Shares:
Net asset value, beginning of period                                                      $   1.00
Net investment income                                                                       0.0308
Dividends from net investment income                                                       (0.0308)
Net asset value, end of period                                                            $   1.00
Total Return++                                                                                3.11%
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)                                                       $  55,762
  Ratio of operating expenses to average net assets                                           0.45%+
  Ratio of net investment income to average net assets                                        4.54%+
  Ratio of operating expenses to average net assets without waivers                           0.75%+
  Ratio of net investment income to average net assets without waivers                        4.25%+
  Net investment income per share without waivers                                         $  0.0288

 * The Treasury Reserves Class C Shares commenced operations on September 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the period indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class A Share outstanding throughout each year.


                                                        GOVERNMENT RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class A Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                  0.0463     0.0278     0.0312     0.0343     0.0168
  Net realized gain on investments        --         --         --        0.0023      --
   Total from investment
     operations                          0.0463     0.0278     0.0312     0.0366     0.0168
Less Distributions:
  Dividends from net investment in-
   come                                 (0.0463)   (0.0278)   (0.0312)   (0.0343)   (0.0168)
  Distributions from net realized
   gains                                  --         --         --       (0.0023)     --
   Total distributions                  (0.0463)   (0.0278)   (0.0312)   (0.0366)   (0.0168)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.72%      2.82%      3.15%      3.71%      5.57%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $       2  $  10,819  $   7,396  $   1,800  $     295
  Ratio of operating expenses to
   average net assets                      0.32%      0.45%      0.45%      0.45%      0.45%+
  Ratio of net investment income to
   average net assets                      4.35%      2.78%      3.07%      4.24%      5.89%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.54%      0.51%      0.64%      0.76%      0.80%+
  Ratio of net investment income
   to average net assets without
   waivers                                 4.13%      2.72%      2.88%      3.93%      5.54%+
  Net investment income per share
   without waivers                     $  0.0439  $  0.0272  $  0.0288  $  0.0313  $  0.0158

 * The Government Reserves Class A Shares commenced operations on January 17, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class B Share outstanding throughout each year.


                                                        GOVERNMENT RESERVES
                                         YEAR       YEAR       YEAR       YEAR      PERIOD
                                        ENDED      ENDED      ENDED      ENDED       ENDED
                                       04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class B Shares:
Net asset value, beginning of year     $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Income from investment operations:
  Net investment income                  0.0453     0.0268     0.0302     0.0461     0.0176
  Net realized gain on investments        --         --         --        0.0023      --
   Total from investment
     operations                          0.0453     0.0268     0.0302     0.0484     0.0176
Less Distributions:
  Dividends from net investment in-
   come                                 (0.0453)   (0.0268)   (0.0302)   (0.0461)   (0.0176)
  Distributions from net realized
   gains                                  --         --         --       (0.0023)     --
   Total distributions                  (0.0453)   (0.0268)   (0.0302)   (0.0484)   (0.0176)
Net asset value, end of year           $   1.00   $   1.00   $   1.00   $   1.00   $   1.00
Total Return++                             4.59%      2.71%      3.05%      4.70%      6.04%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)      $       2  $ 259,836  $ 149,252  $  12,486  $   5,589
  Ratio of operating expenses to
   average net assets                      0.40%      0.55%      0.55%      0.55%      0.55%+
  Ratio of net investment income to
   average net assets                      4.27%      2.68%      2.71%      4.46%      5.86%+
  Ratio of operating expenses to
   average net assets without waiv-
   ers                                     0.62%      0.61%      0.74%      0.86%      0.94%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                     4.05%      2.62%      2.52%      4.18%      5.47%+
  Net investment income per share
   without waivers                     $  0.0430  $  0.0262  $  0.0274  $  0.0422  $  0.0170

 * The Government Reserves Class B Shares commenced operations on January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class C Share outstanding throughout the period.


                                                                                     GOVERNMENT RESERVES
                                                                                        PERIOD ENDED
                                                                                          04/30/95*
Class C Shares:
Net asset value, beginning of period                                                     $   1.00
Net investment income                                                                      0.0299
Dividends from net investment income                                                      (0.0299)
Net asset value, end of period                                                           $   1.00
Total Return++                                                                               3.04%
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)                                                      $  99,246
  Ratio of operating expenses to average net assets                                          0.57%+
  Ratio of net investment income to average net assets                                       4.10%+
  Ratio of operating expenses to average net assets without waivers                          0.79%+
  Ratio of net investment income to average net assets without waivers                       3.88%+
  Net investment income per share without waivers                                        $  0.0283

 * The Government Reserves Class C Shares commenced operations on Septem-ber 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the period indi-cated.


                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class A Share outstanding throughout each year.


                                                          TAX FREE RESERVES
                                          YEAR       YEAR       YEAR       YEAR       PERIOD
                                         ENDED      ENDED      ENDED      ENDED       ENDED
                                        04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class A Shares:
Net asset value, beginning of year      $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Net investment income                     0.0313     0.0198     0.0231     0.0356      0.0245
Dividends from net investment income     (0.0313)   (0.0198)   (0.0231)   (0.0356)    (0.0245)
Net asset value, end of year            $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Total Return++                              3.19%      2.00%      2.34%      3.62%       4.62%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)       $  32,353  $  35,698  $  26,145  $  18,150   $   5,064
  Ratio of operating expenses to av-
   erage net assets                         0.23%      0.45%      0.45%      0.45%       0.45%+
  Ratio of net investment income to
   average net assets                       3.36%      1.98%      2.27%      3.38%       4.70%+
  Ratio of operating expenses to av-
   erage net assets without waivers
   and/or expenses reimbursed               0.59%      0.58%      0.66%      0.89%       0.99%+
  Ratio of net investment income to
   average net assets without waiv-
   ers and/or expenses reimbursed           2.99%      1.85%      2.05%      2.94%       4.16%+
  Net investment income per share
   without waivers and/or expenses
   reimbursed                           $  0.0279  $  0.0186  $  0.0203  $  0.0296   $  0.0216

 * The Tax Free Reserves Class A Shares commenced operations on October
   23, 1990.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class B Share outstanding throughout each year.


                                                          TAX FREE RESERVES
                                          YEAR       YEAR       YEAR       YEAR       PERIOD
                                         ENDED      ENDED      ENDED      ENDED       ENDED
                                        04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Class B Shares:
Net asset value, beginning of year      $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Net investment income                     0.0304     0.0188     0.0221     0.0346      0.0478
Dividends from net investment income     (0.0304)   (0.0188)   (0.0221)   (0.0346)    (0.0478)
Net asset value, end of year            $   1.00   $   1.00   $   1.00   $   1.00    $   1.00
Total Return++                              3.09%      1.90%      2.24%      3.52%       4.60%+
Ratios to average net assets/ sup-
  plemental data:
  Net assets, end of year (000's)       $   2,591  $  13,805  $  10,766  $  11,473   $   8,927
  Ratio of operating expenses to av-
   erage net assets                         0.33%      0.55%      0.55%      0.55%       0.55%+
  Ratio of net investment income to
   average net assets                       3.26%      1.86%      2.21%      3.36%       5.22%+
  Ratio of operating expenses to av-
   erage net assets without waivers
   and/or expenses reimbursed               0.69%      0.67%      0.76%      0.99%       0.81%+
  Ratio of net investment income to
   average net assets without waiv-
   ers and/or expenses reimbursed           2.89%      1.74%      2.00%      2.92%       4.96%+
  Net investment income per share
   without waivers and/or expenses
   reimbursed                           $  0.0270  $  0.0176  $  0.0192  $  0.0285   $  0.0455

 * The Tax Free Reserves Class B Shares commenced operations on June 1,
   1990.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                              THE CAPITOL MUTUAL FUNDS
For a Class C Share outstanding throughout the period.


                                                                                        TAX FREE RESERVES
                                                                                          PERIOD ENDED
                                                                                            04/30/95*
Class C Shares:
Net asset value, beginning of period                                                      $   1.00
Net investment income                                                                       0.0199
Dividends from net investment income                                                       (0.0199)
Net asset value, end of period                                                            $   1.00
Total Return++                                                                                2.02%
Ratios to average net assets/supplemental data:
  Net assets, end of period (000's)                                                       $  64,123
  Ratio of operating expenses to average net assets                                           0.48%+
  Ratio of net investment income to average net assets                                        3.11%+
  Ratio of operating expenses to average net assets without waivers and/or ex-
    penses reimbursed                                                                         0.84%+
  Ratio of net investment income to average net assets without waivers and/or
    expenses reimbursed                                                                       2.74%+
  Net investment income per share without waivers and/or expenses reimbursed              $  0.0176

 * The Tax Free Reserves Class C Shares commenced operations on September 22, 1994.
 + Annualized.
++ Total return represents aggregate total return for the period indi-cated.


                    See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS                         CAPITOL MUTUAL FUNDS

1. Significant Accounting Policies.

THE CAPITOL MUTUAL FUNDS (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end manage-ment investment company. As of the date of this report, the Trust cur-rently offers four portfolios: Cash Reserves (formerly, Money Market Port-folio), Treasury Reserves (formerly, Treasury Portfolio), Government Re-serves (formerly, Government Portfolio) and Tax Free Reserves (formerly, Tax Free Money Market Portfolio) (collectively the "Portfolios"). The Portfolios currently offer three classes of shares: Class A, Class B and Class C Shares. The Board of Trustees has authorized the issuance of Class D Shares. As of April 30, 1995, no Class D Shares have been sold. Matters affecting each class will be voted on exclusively by their shareholders. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

    Securities Valuation--The portfolio securities of each Portfolio are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to ma-turity of any discount or premium, as long as the effect of fluctuat-ing interest rates on the market value of the instrument is not sig-nificant.

    Repurchase Agreements--Each Portfolio may engage in repurchase agree-ment transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation sub-ject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This ar-rangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collat-eral to offset losses incurred. There is potential loss to the Portfo-lio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Unless per-mitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Portfolio's investment ad-viser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

    Securities Transactions and Investment Income-- Securities transac-tions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and pre-miums on investments ratably to maturity, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and real-ized gains and losses are allocated among the classes based upon the relative net assets of each class.

    Dividends and Distributions to Shareholders--It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. The Portfolios will distribute net re-alized short-term capital gains, unless offset by any available capi-tal loss carryforward, annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio.

    Reclassifications are made to each Portfolio's capital accounts to re-flect income and gains available for distribution (or available capi-tal loss carryovers) under federal income tax regulations.

    Reclassifications for the year ended April 30, 1995 were as follows:

                                               INCREASE/
                                             (DECREASE) IN           INCREASE IN
                        (DECREASE)           UNDISTRIBUTED           ACCUMULATED
                        IN PAID-IN           NET INVESTMENT           REALIZED
                          CAPITAL                INCOME              GAIN/(LOSS)
Treasury
  Reserves                 $(439)                $ 439                   --
Government
  Reserves                  (686)                 (103)                 $789
Tax Free
  Reserves                  (491)                  491                   --

    Federal Income Taxes--Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    Expenses--General expenses of the Trust are allocated to the Portfo-lios based upon relative net assets. Operating expenses directly at-tributable to a class of shares are charged to that class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the ex-pense relates based on the relative average net assets of each class.

2. Investment Advisory Fee, Administrative Fee and Related Party Transac-tions.

The Trust has entered into an Investment Advisory Agreement with Nations-Bank, N.A. (Carolinas), a successor to NationsBank of North Carolina, N.A., ("NationsBank"), a wholly owned subsidiary of NationsBank Corpora-tion, with respect to each Portfolio. Under the terms of this agreement, NationsBank is entitled to a fee equal to 0.30%, on an annualized basis, of the average daily net assets of each Portfolio.

Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, Inc., serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Under the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10%, on an annualized basis, of the average daily net assets of the Trust on a com-bined basis.

For the year ended April 30, 1995, the administrator earned $70,608 (after fee waivers) for its services.

The investment adviser, administrator, co-administrator and transfer agent may, from time to time, reduce their fees (either voluntarily or pursuant to applicable state limitations). For the year ended April 30, 1995, the investment adviser, administrator and/or co-administrator and/or transfer agent voluntarily waived fees and reimbursed expenses as follows:

                                       FEES               FEES
                    FEES             WAIVED BY         WAIVED BY       EXPENSES
                   WAIVED         ADMINISTRATOR/        TRANSFER      REIMBURSED
                 BY ADVISER      CO-ADMINISTRATOR        AGENT        BY ADVISER
Cash
  Reserves        $313,476           $ 62,214           $ 9,000          --
Treasury
  Reserves         840,932            129,132             --             --
Government
  Reserves         248,859             59,241            12,051          --
Tax Free
  Reserves         160,180             25,622            24,000        $46,402

No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each board meeting attended. The Trust also reim-burses expenses incurred by the Trustees in attending such meetings.

Eligible Trustees may participate in nonqualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan partici-pants are paid solely out of each Portfolio's assets. Pending SEC ap-proval, income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds offered by Nations Funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund. Until SEC approval is re-ceived, the rate of return will be tied to the yield on 90-day U.S. Trea-sury Bills.

NationsBank of Texas, N.A. acts as the Portfolios' custodian. For the year ended April 30, 1995, NationsBank of Texas, N.A. earned $168,255 for its services as custodian. TSSG serves as transfer agent for the Portfolios. Stephens acts as the distributor of the Portfolios' shares.

3. Shareholder Servicing and Distribution Plans.

The Trust has adopted a distribution plan ("Class B Plan") pursuant to Rule 12b-1 under the 1940 Act for the Class B Shares of the Portfolios. Under the Class B Plan, the Trust may reimburse Stephens, up to 0.30% of the average daily net assets of the Class B Shares, for actual expenses incurred by Stephens in connection with the distribution of Class B Shares of the Portfolios. Currently, the Trust is not reimbursing Stephens for any portion of such expenses. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition to the reimbursement fee, the Class B Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net as-sets of the Class B Shares of the Cash Reserves, Government Reserves, and Tax Free Reserves and 0.35% of the average daily net assets of the Class B Shares of the Treasury Reserves. Stephens may use this fee to compensate certain financial institutions that provide administrative and/or distri-bution services to Class B shareholders. The Trustees of the Trust have currently set this fee at an annual rate of 0.15% of the average daily net assets of the Class B Shares of each Portfolio.

For the year ended April 30, 1995, the following amounts were incurred pursuant to the above plan:

                                                                         CLASS B
                                                                          PLAN
Cash Reserves                                                            $13,206
Treasury Reserves                                                          9,486
Government Reserves                                                       58,948
Tax Free Reserves                                                          3,609

The Trust also has adopted a shareholder servicing plan ("Class C Servic-ing Plan") for the Class C Shares of the Portfolios. Under the Class C Servicing Plan, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain share-holder support services that are provided by the servicing agents to hold-ers of Class C Shares. Payments under the Class C Servicing Plan are ac-crued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Class C Shares of the Portfolios. Fees paid pursuant to the Class C Servicing Plan are charged as expenses of Class C Shares of a Portfolio as accrued.

For the year ended April 30, 1995, the Portfolios incurred the following amounts pursuant to the above plan:

                                                                     CLASS C
                                                                  SERVICING PLAN
Cash Reserves                                                        $ 56,057
Treasury Reserves                                                      68,443
Government Reserves                                                   157,228
Tax Free Reserves                                                      81,350

A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

The chart below shows the effective rates, expressed as a percentage of average daily net assets, paid by the Funds under the shareholder servic-ing and distribution plans for the year ended April 30, 1995:

                                        CLASS B                      CLASS C
                                          PLAN                    SERVICING PLAN
Cash Reserves                             0.09%                        0.25%
Treasury Reserves                         0.29                         0.25
Government Reserves                       0.08                         0.25
Tax Free Reserves                         0.10                         0.25

4. Shares of Beneficial Interest.

As of April 30, 1995, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

Changes in capital stock for each Portfolio were as follows:

                                       YEAR ENDED                   YEAR ENDED
                                       APRIL 30,                     APRIL 30,
                                          1995                         1994
CASH RESERVES:
 Class A Shares:
   Sold                              $ 223,577,458                 $ 619,311,981
   Issued as rein-
     vestment of div-
     idends                                 21,277                      --
   Redeemed                           (199,387,461)                 (565,199,205)
   Net increase                      $  24,211,274                 $  54,112,776

                                       YEAR ENDED                   YEAR ENDED
                                       APRIL 30,                     APRIL 30,
                                          1995                         1994
 Class B Shares:
   Sold                              $  60,277,929                 $ 564,295,059
   Issued as rein-
     vestment of div-
     idends                                     66                      --
   Redeemed                           (130,063,068)                 (513,919,202)
   Net increase/
     (decrease)                      $ (69,785,073)                $  50,375,857

                                       PERIOD ENDED
                                         APRIL 30,
                                           1995*
Class C Shares:
  Sold                                $ 167,716,490
  Issued as rein-
    vestment of div-
    idends                                       65
  Redeemed                             (120,033,155)
  Net increase                        $  47,683,400

* The Cash Reserves Class C Shares commenced operations on September 22,
  1994.


                                      YEAR ENDED                   YEAR ENDED
                                      APRIL 30,                     APRIL 30,
                                         1995                         1994
TREASURY RESERVES:
 Class A Shares:
   Sold                            $ 1,677,277,600               $ 3,144,192,232
   Redeemed                         (1,764,090,662)               (3,224,318,909)
   Net decrease                    $   (86,813,062)              $   (80,126,677)

                                       YEAR ENDED                    YEAR ENDED
                                        APRIL 30,                    APRIL 30,
                                          1995                          1994
 Class B Shares:
   Sold                               $ 17,013,126                  $ 60,755,777
   Issued as rein-
     vestment of div-
     idends                                 11,987                       --
   Redeemed                            (30,578,215)                  (49,897,032)
   Net increase/
     (decrease)                       $(13,553,102)                 $ 10,858,745

                                       PERIOD ENDED
                                         APRIL 30,
                                           1995*
Class C Shares:
  Sold                                $152,926,823
  Issued as rein-
    vestment of div-
    idends                                      63
  Redeemed                             (97,162,217)
  Net increase                        $ 55,764,669


* The Treasury Reserves Class C Shares commenced operations on September
  22, 1994.


                                       YEAR ENDED                    YEAR ENDED
                                        APRIL 30,                    APRIL 30,
                                          1995                          1994
GOVERNMENT RESERVES:
 Class A Shares:
   Sold                               $  4,497,797                  $ 61,383,728
   Issued as rein-
     vestment of div-
     idends                                     53                       --
   Redeemed                            (15,314,675)                  (57,961,022)
   Net increase/
     (decrease)                       $(10,816,825)                 $  3,422,706

                                      YEAR ENDED                   YEAR ENDED
                                      APRIL 30,                     APRIL 30,
                                         1995                         1994
 Class B Shares:
   Sold                             $ 243,816,794                $ 1,757,859,717
   Issued as rein-
     vestment of div-
     idends                                   424                          7,065
   Redeemed                          (503,652,300)                (1,647,283,242)
   Net increase/
     (decrease)                     $(259,835,082)               $   110,583,540

                                       PERIOD ENDED
                                         APRIL 30,
                                           1995*
Class C Shares:
  Sold                                $ 328,245,819
  Issued as rein-
    vestment of div-
    idends                                       21
  Redeemed                             (228,998,294)
  Net increase                        $  99,247,546

* The Government Reserves Class C Shares commenced operations on September 22, 1994.


                                       YEAR ENDED                    YEAR ENDED
                                        APRIL 30,                    APRIL 30,
                                          1995                          1994
TAX FREE RESERVES:
 Class A Shares:
   Sold                               $ 48,532,498                  $ 98,515,148
   Redeemed                            (51,877,866)                  (88,961,237)
   Net increase/
     (decrease)                       $ (3,345,368)                 $  9,553,911

                                       YEAR ENDED                    YEAR ENDED
                                        APRIL 30,                    APRIL 30,
                                          1995                          1994
Class B Shares:
  Sold                               $ 31,268,170                  $ 79,491,015
  Issued as rein-
    vestment of div-
    idends                                 21,817                         2,127
  Redeemed                            (42,503,982)                  (76,453,818)
  Net increase/
    (decrease)                       $(11,213,995)                 $  3,039,324

                                       PERIOD ENDED
                                         APRIL 30,
                                           1995*
Class C Shares:
  Sold                                $ 237,647,735
  Issued as rein-
    vestment of div-
    idends                                       40
  Redeemed                             (173,524,340)
  Net increase                        $  64,123,435

* The Tax Free Reserves Class C Shares commenced operations on September
  22, 1994.

5. Organization Costs.

Expenses incurred in connection with the organization of each of the Port-folios, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of each Port-folio outstanding at the time of such redemption.

6. Concentration of Credit.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific in-dustry, state or region.

7. Capital Loss Carryforward.

As of April 30, 1995, the Portfolios had available for Federal income tax purposes unused capital losses as follows:

              EXPIRING   EXPIRING    EXPIRING    EXPIRING   EXPIRING    EXPIRING
              IN 1998     IN 1999    IN 2000     IN 2001     IN 2002    IN 2003
Cash
  Reserves      --         $270       $2,594       $850      $  574        --
Treasury
  Reserves      --          --          --          --        9,255      $3,324
Government
  Reserves      --          --          --          --         --           408
Tax Free
  Reserves      $72         --          --          --         --         1,080


REPORT OF INDEPENDENT ACCOUNTANTS                 THE CAPITOL MUTUAL FUNDS

To the Shareholders and Trustees of The Capitol Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, in-cluding the schedules of investments, and the related statements of opera-tions and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Cash Reserves (formerly, Money Market Portfolio), Treasury Reserves (formerly, Treasury Portfolio), Government Reserves (formerly, Government Portfolio) and Tax Free Reserves (formerly, Tax Free Money Market Portfolio) (each a series of The Capitol Mutual Funds, hereafter referred to as the "Trust") at April 30, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial high-lights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain rea-sonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, as-sessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1995, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Boston, Massachusetts



June 20, 1995

Dear Shareholder:

We are pleased to present this Semiannual Report for Nations Institutional Reserves, formerly known as The Capitol Mutual Funds. The Nations Institu-tional Reserves consists of Nations Cash Reserves, Nations Treasury Re-serves, Nations Government Reserves and Nations Municipal Reserves. We have renamed the Funds to better reflect their suitability as premier short-term institutional investment vehicles. For the six-month period ended October 31, 1995, the Funds continued to provide a high level of performance relative to competitive funds within the industry. Combined assets reached $1.4 billion by the end of the reporting period.

ECONOMIC SUMMARY

Following the wave of monetary tightening in 1994 and 1995, yields on in-stitutional money market funds reached their highest levels in over three years. The impact of these high short-term rates was a relatively flat yield curve. The spread between the Lehman Long-Term Treasury Index and the 90-day U.S. Treasury Bill ("T-Bill") as of the beginning of the re-porting period was only 171 basis points. By mid-summer, however, infla-tionary pressures eased and the Federal Reserve Board lowered rates by 25 basis points to help ward off any possibility of recession. This monetary adjustment resulted in lower money market yields. The 90-day T-Bill yield dropped from 5.69% to 5.32% and, the 30-day yield for the IBC/Donoghue First Tier Institutional Average fell from 5.83% to 5.50% for the period.*

PORTFOLIO OVERVIEW

The Nations Institutional Reserves portfolios were positioned to maintain competitive yields during the changing interest rate environment. The 30-day yields as of October 31, 1995 for Nations Cash Reserves, Nations Trea-sury Reserves, Nations Government Reserves and Nations Municipal Reserves ranked among the top 10 yields in their respective IBC/Donoghue catego-ries.** Given the competitive nature of the institutional money market sector, this was no small achievement. Weighted average maturities across the portfolios were longer than during the previous six-month period, ranging from 54 to 82 days. The extension of maturities combined with ef-fective security selection were the drivers that kept yields consistently higher relative to the money market fund industry as a whole.

SIX-MONTH PERFORMANCE OF 7-DAY YIELDS FOR NATIONS CASH RESERVES -- CAPITAL SHARES***

[ ] Nations Cash Reserves--Capital Shares [ ] IBC/Donoghue's First Tier
                                              Inst-only Average*


                                         CASH      INSTITUTIONAL
                                      RESERVES A     FIRST TIER
April                                    6.04           5.85
May                                      6.06           5.83
June                                     6.05           5.79
July                                     5.84           5.66
August                                   5.80           5.57
September                                5.87           5.54
October                                  5.74           5.52

   * IBC/Donoghue is an independent monitor of money market fund perfor-mance.
  ** Nations Cash Reserves: IBC/Donoghue First Tier Institutional Only
     (110 funds); Nations Treasury Reserves and Nations Government Re-serves: IBC/Donoghue Government Only Institutional Only (149 funds);
     Nations Municipal Reserves:
     IBC/Donoghue Tax Free Institutional Only (60 funds).
 *** Performance for other classes will vary.

30-DAY YIELDS****
as of October 31, 1995 (unaudited)

                                 CAPITAL   LIQUIDITY   ADVISER            IBC/DONOGHUE PEER
                                  SHARES     SHARES     SHARES           GROUP AVERAGES*****
Nations Cash Reserves              5.74%      5.59%      5.49%   1st Tier-Inst-only           5.50%
Nations Treasury Reserves          5.62%      5.47%      5.37%   Government-Inst-only         5.35%
Nations Government Reserves        5.65%      5.45%      5.35%   Tax Free-Inst-only           3.48%
Nations Municipal Reserves         3.66%      3.51%      3.41%

CURRENT 7-DAY YIELDS****
as of October 31, 1995 (unaudited)

                                              CAPITAL   LIQUIDITY    ADVISER
                                               SHARES     SHARES     SHARES
Nations Cash Reserves                          5.74%      5.59%      5.49%
Nations Treasury Reserves                      5.62%      5.47%      5.37%
Nations Government Reserves                    5.59%      5.44%      5.34%
Nations Municipal Reserves                     3.78%      3.63%      3.53%

The attached financial report provides more specific information on your portfolio investments. Please review it carefully. We thank you for choos-ing Nations Institutional Reserves to pursue your short-term investment needs.

Sincerely,


/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

October 31, 1995

 **** The 30-day and 7-day net annualized yields are based on the average net income per share for the thirty days ended October 31, 1995, and the seven days ended on October 31, 1995, respectively, and the of-fering price on that date. The 30- day yield is compounded and annu-alized. The yields quoted include the effects of voluntary expense waivers by the Portfolios' investment adviser. If these waivers were not in effect, yields would have been lower.

***** Source: Money Market Insight, a monthly publication of IBC/Dono-ghue, Inc. IBC/Donoghue is an independent money market performance monitor.

      Money market funds seek to maintain a stable net asset value of $1.00 per share. However, there is no assurance the money market funds will be able to maintain a stable net asset value of $1.00. Yields will fluctuate as market conditions change.
      PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         NOT                                MAY LOSE VALUE
         FDIC-                              NO BANK GUARANTEE
         INSURED

Nations Institutional Reserves Distributor: Stephens Inc. Stephens Inc., which is not affiliated with NationsBank, N.A., is not a bank and securi-ties offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE-SIPC.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS CASH RESERVES                   DATE         (NOTE 1)

                 CERTIFICATES OF DEPOSIT -- EURO
                 -- 0.7% (Cost $5,000,333)
                 Mitsubishi Bank Ltd.,
$  5,000,000      5.860%                               01/31/96     $  5,000,333


                 COMMERCIAL PAPER -- 30.4%
                 American Home Products Corpora-
                 tion,
  30,000,000      Discount note#                       02/06/96       29,539,250
                 Countrywide Funding Corporation,
  30,000,000      Discount note                        11/28/95       29,870,175
                 Finova Capital Corporation,
   9,000,000      Discount note                        11/13/95        8,982,750
                 Newell Company,
  30,000,000      Discount note#                       11/15/95       29,932,800
                 Quaker Oats Corporation:
  18,000,000      Discount note                        11/10/95       17,974,035
  12,000,000      Discount note                        11/14/95       11,974,997
                 Sheffield Receivables Corpora-
                 tion,
  30,000,000      Discount note                        11/01/95       30,000,000
                 Sumitomo Corporation of America,
  20,000,000      Discount note                        03/25/96       19,540,833
                 Tri-Lateral Capital (U.S.A.)
                 Inc.,
  25,000,000      Discount note#                       01/22/96       24,655,486
                    Total Commercial Paper
                     (Cost $202,470,326)                             202,470,326

                 CORPORATE OBLIGATIONS -- 13.3%
                 Chrysler Financial Corporation,
   5,000,000      6.000%                               06/03/96        4,998,243
                 CIT Group Holdings,
   7,000,000      8.875%                               06/15/96        7,121,124
                 Commercial Credit Corporation,
   6,725,000      6.375%                               01/01/96        6,711,904
                 CS First Boston Inc.,
  25,000,000      5.910%+                              11/02/95++     25,000,000
                 Ford Motor Credit Company,
   5,000,000      6.125%                               12/01/95        4,995,789
                 General Motors Acceptance Corpo-
                 ration,
  25,000,000      5.850%+                              11/01/95++     24,992,869
                 General Motors Acceptance Corpo-
                 ration,

$  5,000,000      6.138%+                              01/16/96++   $  5,000,328
                 International Lease Finance Cor-
                 poration,
   5,000,000      5.750%                               01/15/96        4,982,977
                 Norwest Financial Inc.,
   5,000,000      7.250%                               11/01/95        5,000,000
                    Total Corporate Obligations
                     (Cost $88,803,234)                               88,803,234

                 MEDIUM TERM NOTES -- 5.3%
                 IBM Credit Corporation,
   5,000,000      6.475%                               04/04/96        4,999,867
                 Merrill Lynch & Company,
  30,000,000      5.900%                               10/30/96       30,000,000
                    Total Medium Term Notes
                     (Cost $34,999,867)                               34,999,867

                 PROMISSORY NOTE -- 4.5%
                  (Cost  $30,000,000)
                 Goldman Sachs Group, Limited
                 Partnership,**
  30,000,000      5.875%                               04/16/96       30,000,000

                 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.8%
                 Federal National Mortgage Asso-
                 ciation (FNMA), Convertible
                 Note,
  20,000,000      5.813%                               10/04/96       19,994,239
                 Student Loan Marketing Associa-
                 tion (SLMA) Note,
   5,000,000      5.680%+                              11/07/95++      5,000,000
                    Total U.S. Government Agency Obligations
                     (Cost $24,994,239)                               24,994,239

                 U.S. TREASURY OBLIGATION -- 0.8%
                 (Cost $5,075,159)
                 U.S. Treasury Note,
   5,000,000      7.875%                               07/31/96        5,075,159

                 REPURCHASE AGREEMENTS -- 43.6%
 145,000,000     Agreement with Lehman Brothers, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $145,023,683 on 11/01/95, collateralized by
                   $131,190,000 U.S. Treasury Bonds, with vari-
                   ous maturities and coupon rates (value
                   $147,813,448)                                     145,000,000
 145,000,000     Agreement with Merrill Lynch Government Secu-
                 rities Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $145,023,683 on 11/01/95, collateralized by
                   $143,935,000 U.S. Treasury Note, 6.250% due
                   8/31/00 (value $147,900,285)                      145,000,000
                    Total Repurchase Agreements
                     (Cost $290,000,000)                             290,000,000

                                                                       Value
    Shares                                                              Note
                 MONEY MARKET FUNDS -- 1.3%
   8,611,000     Dreyfus Cash Management Plus Fund                  $  8,611,000
     264,500     Fidelity Institutional Cash Variable Rate Fund          264,500
                    Total Money Market Funds
                     (Cost $8,875,500)                                 8,875,500

                 TOTAL INVESTMENTS
                  (Cost $690,218,658*)                 103.7 %       690,218,658

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                  (3.7)%
                 Due from investment adviser                              64,504
                 Other assets                                          2,326,230
                 Payable for investment securities purchased         (25,000,000)
                 Dividends payable                                    (2,031,261)
                 Administration fee payable                              (19,489)
                 Shareholder servicing and distribution fees
                 payable                                                 (13,470)
                 Custodian fees payable                                   (3,322)
                 Accrued Trustees' fees and expenses                      (2,525)
                 Accrued expenses and other payables                     (75,006)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)            (24,754,339)

                 NET ASSETS                            100.0 %      $665,464,319

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($594,116,432 / 594,120,261 shares outstand-
                   ing)                                             $       1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($11,630,747 / 11,630,822 shares outstand-
                   ing)                                             $       1.00
                 Adviser Shares (formerly Class C Shares):
                  ($59,717,140 / 59,717,524 shares outstand-
                   ing)                                             $       1.00
  * Aggregate cost for Federal tax purposes.
 ** Restricted Security.
  + Floating Rate Note. The interest rate shown reflects the rate currently in effect.
 ++ Reset date.
  # Securities are not registered under the Securities Act of 1933. These securi-
    ties may be resold in transactions exempt from registration to qualified in-
    stitutional buyers.

                AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                               $     (4,288)
                 Paid-in capital                                     665,468,607
                 TOTAL NET ASSETS                                   $665,464,319

                            See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS TREASURY RESERVES               DATE         (NOTE 1)
                 U.S. TREASURY OBLIGATIONS -- 34.2%
                 U.S. TREASURY BILLS -- 26.2%
$  5,000,000     Discount note#                        11/02/95     $  4,999,233
   5,000,000     Discount note#                        11/09/95        4,994,222
  35,000,000     Discount note#                        11/16/95       34,921,452
   5,000,000     Discount note#                        12/07/95        4,972,400
   5,000,000     Discount note#                        01/11/96        4,947,440
   5,000,000     Discount note#                        02/08/96        4,920,250
  30,000,000     Discount note#                        04/04/96       29,310,430
   5,000,000     Discount note#                        05/02/96        4,866,817
   5,000,000     Discount note#                        07/25/96        4,798,267
   5,000,000     Discount note                         08/22/96        4,777,521
  15,000,000     Discount note#                        08/22/96       14,332,562
  15,000,000     Discount note                         10/17/96       14,224,388
                                                                     132,064,982
                 U. S. TREASURY NOTES -- 8.0%
   5,000,000     4.250%#                               11/30/95        4,992,939
   5,000,000     4.250%                                12/31/95        4,981,729
   5,000,000     4.625%#                               02/15/96        4,981,875
   5,000,000     4.625%                                02/29/96        4,977,602
   5,000,000     5.875%                                05/31/96        4,997,855
   5,000,000     7.875%                                07/31/96        5,075,159
  10,000,000     6.500%                                09/30/96       10,075,950
                                                                      40,083,109
                    Total U.S. Treasury Obligations
                     (Cost $172,148,091)                             172,148,091

                REPURCHASE AGREEMENTS -- FIXED RATE -- 81.0%
 123,202,000     Agreement with CS First Boston Corporation,
                  Interest is payable monthly. The agreement
                   is terminable by the Portfolio daily. The
                   final maturity date of the agreement is
                   07/01/96, collateralized by $186,523,308
                   U.S. Treasury Obligations, with various ma-
                   turities (value $125,666,042)##                   123,202,000
  25,000,000     Agreement with Deutsche Bank Financial Inc.,
                  5.875% dated 10/31/95 to be repurchased at
                   $25,004,080 on 11/01/95, collateralized by
                   $22,497,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,857)                                       25,000,000


$ 25,000,000     Agreement with Goldman Sachs & Company,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $19,514,000 U.S. Treasury Bonds, 8.875% due
                   02/15/19 (value $25,500,247)                     $ 25,000,000
  25,000,000     Agreement with HSBC Securities,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,720,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,310)                                       25,000,000
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.700% dated 10/17/95 to be repurchased at
                   $10,031,667 on 11/06/95, collateralized by
                   $8,815,000 U.S. Treasury Bonds, 7.500% due
                   11/15/16 (value $10,196,655)                       10,000,000

  25,000,000     Agreement with Merrill Lynch & Company, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,820,000 U.S. Treasury Note, 6.250% due
                   08/31/00 (value $25,503,769)                       25,000,000
  25,000,000     Agreement with Morgan (J.P.) & Company, Inc.,
                  5.875% dated 10/31/95 to be repurchased at
                   $25,004,080 on 11/01/95, collateralized by
                   $90,027,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,121)                                       25,000,000
  25,000,000     Agreement with Smith Barney & Company,
                  5.880% dated 10/31/95 to be repurchased at
                   $25,004,083 on 11/01/95, collateralized by
                   $24,072,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $25,500,357)                                       25,000,000
 125,000,000     Agreement with UBS Securities, Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $125,020,417 on 11/01/95, collateralized by
                   $125,174,000 U.S. Treasury Obligations, with
                   various maturities and coupon rates (value
                   $127,500,447)                                     125,000,000
                    Total Repurchase Agreements -- Fixed Rate
                     (Cost $408,202,000)                             408,202,000

                 REPURCHASE AGREEMENTS -- TERM -- 6.9%
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.855%+, terminable by the Portfolio within
                   seven calendar days, with a final maturity
                   date of 11/02/95. Interest receivable as of
                   10/31/95 was $41,297, collateralized by
                   $8,815,000 U.S. Treasury Bond, 7.500% due
                   11/15/16
                   (value $10,196,655)                                10,000,000
  25,000,000     Agreement with Morgan Stanley Group Inc.,**
                  5.700%, dated 10/20/95, to be repurchased on
                   11/17/95. Interest receivable as of 10/31/95
                   was $47,500, collateralized by $26,360,000
                   U.S. Treasury Note, 4.750% due 10/31/98
                   (value $25,626,669)                                25,000,000
                    Total Repurchase Agreements -- Term
                      (Cost $35,000,000)                              35,000,000


    Shares
                 MONEY MARKET FUNDS -- 2.6%
   3,058,000     AIM Treasury Fund                                 $   3,058,000
   5,662,000     Dreyfus Treasury Cash Management Fund                 5,662,000
   4,233,000     Fidelity Institutional Cash Portfolio Fund            4,233,000
                    Total Money Market Funds
                     (Cost $12,953,000)                               12,953,000
                 TOTAL INVESTMENTS
                  (Cost $628,303,091*)                 124.7 %       628,303,091

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                 (24.7)%
                 Due from investment adviser                             130,064
                 Other assets                                            801,252
                 Payable for reverse repurchase agreement           (123,202,000)
                 Dividends payable                                    (2,030,977)
                 Administration fee payable                              (19,393)
                 Shareholder servicing and distribution fees
                 payable                                                 (12,035)
                 Custodian fees payable                                  (10,529)
                 Accrued Trustees' fees and expenses                      (3,185)
                 Accrued expenses and other payables                     (52,365)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)           (124,399,168)

                 NET ASSETS                            100.0 %     $ 503,903,923

                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($446,256,877 / 446,268,767 shares outstand-
                   ing)                                            $        1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($1,720,490 / 1,720,536 shares outstanding)      $        1.00
                 Adviser Shares (formerly Class C Shares):
                  ($55,926,556 / 55,928,047 shares outstand-
                   ing)                                            $        1.00
  * Aggregate cost for Federal tax purposes.
 ** Restricted Security.
  + Rate resets daily. The interest rate shown reflects the rate currently in effect.
  # Denotes securities subject to repurchase under reverse repurchase agreement as of October 31, 1995.
 ## Securities segregated as collateral for reverse repurchase agreement.

                 AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                              $     (12,579)
                 Paid-in capital                                     503,916,502
                 TOTAL NET ASSETS                                  $ 503,903,923

                       See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                            MATURITY        VALUE
   AMOUNT        NATIONS GOVERNMENT RESERVES             DATE         (NOTE 1)
                 U.S. GOVERNMENT AGENCY OBLIGA-
                 TIONS -- 83.9%
                 FEDERAL FARM CREDIT BANK (FFCB)
                 -- 3.2%
 $5,000,000      Discount Note                         11/28/95     $ 4,978,663

                 FEDERAL FARM CREDIT BANK (FFCB)
                 NOTES -- 8.4%
  5,000,000      5.950%+                               11/01/95++     5,000,000
  6,000,000      6.1375%+                              11/28/95       6,000,825
  2,000,000      5.750%                                08/01/96       1,998,911
                                                                     12,999,736
                 FEDERAL HOME LOAN BANK (FHLB)
                 NOTES -- 11.7%

   5,000,000     5.760%+                               11/01/95++      4,998,629
   3,000,000     5.705%                                06/10/96        2,994,658
   5,000,000     6.000%                                08/07/96        5,000,000
   5,000,000     5.870%                                10/25/96        5,000,000
                                                                      17,993,287
                 FEDERAL HOME LOAN MORTGAGE COR-
                 PORATION (FHLMC) -- 11.5%
   5,000,000     Discount note                         01/05/96        4,951,250
   5,000,000     Discount note                         01/16/96        4,941,311
   3,000,000     Discount note                         01/29/96        2,958,689
   5,000,000     Discount note                         02/05/96        4,926,267
                                                                      17,777,517
                 FEDERAL NATIONAL MORTGAGE ASSO-
                 CIATION (FNMA) -- 27.7%
   3,390,000     Discount note                         11/01/95        3,390,000
   3,000,000     Discount note                         12/12/95        2,980,935
   3,000,000     Discount note                         12/27/95        2,974,100
   4,000,000     Discount note                         01/17/96        3,952,773
   3,000,000     Discount note                         01/25/96        2,960,546
   5,000,000     Discount note                         02/02/96        4,928,183
   3,000,000     Discount note                         02/20/96        2,948,570
   3,000,000     Discount note                         03/01/96        2,944,542
   5,000,000     Discount note                         03/11/96        4,899,930
   5,000,000     Discount note                         03/13/96        4,898,403
   3,000,000     Discount note                         03/22/96        2,934,325
   3,000,000     Discount note                         08/26/96        2,862,958

                                                                      42,675,265
                 FEDERAL NATIONAL MORTGAGE ASSO-
                 CIATION (FNMA) NOTE -- 3.3%
 $ 5,000,000     5.8125%+                            12/27/95++     $  5,000,000

                 STUDENT LOAN MARKETING ASSOCIA-
                 TION (SLMA) NOTES -- 18.1%
  20,000,000     5.620%+                             11/07/95++       19,941,317
   8,000,000     5.640%+                             11/07/95++        8,000,000
                                                                      27,941,317
                    Total U.S. Government Agency Obligations
                     (Cost $129,365,785)                             129,365,785

                 REPURCHASE AGREEMENTS -- 14.0%
  11,662,000     Agreement with CS First Boston Corporation,
                  5.900% dated 10/31/95 to be repurchased at
                   $11,663,911 on 11/01/95, collateralized by
                   $7,731,000 U.S. Treasury Bonds, 11.250% due
                   2/15/15 (value $11,896,982)                        11,662,000
  10,000,000     Agreement with Lehman Government Securities,
                 Inc.,
                  5.880% dated 10/31/95 to be repurchased at
                   $10,001,633 on 11/01/95, collateralized by
                   $8,815,000 U.S. Treasury Bonds, 7.500% due
                   11/15/16 (value $10,196,655)                       10,000,000
                    Total Repurchase Agreements
                     (Cost $21,662,000)                               21,662,000

  Shares
                 MONEY MARKET FUND -- 2.2% (Cost $3,386,000)
   3,386,000     Dreyfus Treasury Prime Cash Management Fund           3,386,000

                 TOTAL INVESTMENTS
                  (Cost $154,413,785*)                  100.1 %      154,413,785

                 OTHER ASSETS AND LIABILITIES
                 (NET)                                   (0.1)%
                 Due from investment adviser                              32,495
                 Other assets                                            483,845
                 Dividends payable                                      (584,556)
                 Shareholder servicing and distribution fees
                 payable                                                 (21,428)
                 Administration fee payable                               (5,758)
                 Custodian fees payable                                   (1,833)
                 Accrued Trustees' fees and expenses                        (923)
                 Accrued expenses and other payables                     (24,962)

                 TOTAL OTHER ASSETS AND LIABILITIES (NET)               (123,120)

                 NET ASSETS                             100.0 %     $154,290,665


                 NET ASSET VALUE, OFFERING AND REDEMPTION
                 PRICE PER SHARE
                 Capital Shares (formerly Class A Shares):
                  ($40,558,812 / 40,559,830 shares outstand-
                   ing)                                             $       1.00
                 Liquidity Shares (formerly Class B Shares):
                  ($2,121 / 2,121 shares outstanding)               $       1.00
                 Adviser Shares (formerly Class C Shares):
                  ($113,729,732 / 113,732,586 shares outstand-
                   ing)                                             $       1.00
  * Aggregate cost for Federal tax purposes.
  + Floating rate note. The interest rate shown reflects the rate currently in effect.
 ++ Reset date.
                 AT OCTOBER 31, 1995 NET ASSETS CONSIST OF:
                 Accumulated net realized loss on investments
                 sold                                               $     (3,083)
                 Paid-in capital                                     154,293,748
                 TOTAL NET ASSETS                                   $154,290,665

                           See Notes to Financial Statements.

STATEMENT OF NET ASSETS                     NATIONS INSTITUTIONAL RESERVES
October 31, 1995 (unaudited)


  PRINCIPAL                                                              VALUE
   AMOUNT                NATIONS MUNICIPAL RESERVES                     (NOTE 1)
                         MUNICIPAL BONDS AND NOTES --
                         100.1%

                         ALABAMA -- 4.2%
                         Homewood, Alabama, Education
                           Building Authority, Educational
                           Facilities, (Samford Univer-
                           sity), Series C, (AmSouth Bank
                           (Birmingham) LOC),
$1,300,000                 4.100% due 12/01/13++                      $1,300,000
                         McIntosh, Alabama, Industrial
                           Development Board, Pollution
                           Control Revenue, (Ciba-Geigy
                           Corporation Project), Series A,
                           (Swiss Bank LOC),
  1,000,000                3.900% due 12/01/03++                       1,000,000
                         Opelika, Alabama, Industrial De-
                           velopment Board, Industrial De-
                           velopment Revenue, (Flowers
                           Baking Company Project), (Trust
                           Company Bank LOC),
  2,000,000                3.950% due 12/01/99++                       2,000,000
                                                                       4,300,000
                         ALASKA -- 1.8%
                         Valdez, Alaska, Marine Terminal
                           Revenue, (Arco Transportation
                           Project), Series B,
  1,900,000                4.000% due 05/01/31++                       1,900,000

                         ARKANSAS -- 0.9%
                         Fayetteville, Arkansas, Public
                           Facilities Board Revenue,
                           (Charter Vista Hospital
                           Project), (Mitsubishi Bank Ltd.
                           LOC),
    934,000                3.950% due 03/01/07++                         934,000

                         CALIFORNIA -- 4.6%
                         Contra Costa (County of), Cali-
                           fornia, TRAN,
  1,000,000                4.500% due 07/03/96                         1,005,486
                         San Bernardino (County of), Cal-
                           ifornia, TRAN, GO, (Toronto
                           Dominion Bank and Bank of Nova
                           Scotia LOC),
  2,500,000                4.500% due 07/05/96                         2,508,923
                         San Diego, California, Indus-
                           trial Development Revenue,
                           (Kaiser Aerospace and Electri-
                           cal Project), Series A, AMT,
                           (ABN-Amro Bank LOC),
  1,200,000                4.050% due 10/01/07++                       1,200,000
                                                                       4,714,409
                         COLORADO -- 3.6%
                         Clear Creek (County of), Colo-
                           rado, Financing Pool, Anticipa-
                           tion Warrants, (National West-
                           minster Bank PLC LOC),
    180,000                3.950% due 06/01/98++                         180,000
                         Colorado (State of), Health Fa-
                           cilities Authority Revenue,
                           (Goodwill Industries), (Banc
                           One LOC),
  2,000,000                4.000% due 12/01/04++                       2,000,000

                         Colorado (State of), Student Ob-
                           ligation Board Authority Reve-
                           nue, Series A, AMT, (Student
                           Loan Marketing Association
                           LOC),
 $1,545,000                4.000% due 09/01/24++                      $1,545,000
                                                                       3,725,000
                         DISTRICT OF COLUMBIA -- 1.4%
                         District of Columbia, Hospital
                           Revenue, (Columbia Women's Hos-
                           pital), Series A, (Mitsubishi
                           Bank Ltd. LOC),
  1,500,000                4.200% due 07/01/20++                       1,500,000

                         FLORIDA -- 8.0%
                         Alachua (County of), Florida,
                           Health Facilities Revenue,
                           (North Florida Retirement Vil-
                           lage Project), (Kredietbank
                           N.V. LOC),
  1,800,000                3.850% due 01/01/21++                       1,800,000
                         Dade (County of), Florida, In-
                           dustrial Development Revenue,
                           (Dade Solid Waste -- Montenay
                           Project), AMT, (Banque Paribas
                           LOC),
    960,000                4.150% due 12/01/10++                         960,000
                         Florida (State of), Housing Fi-
                           nance Agency, Multi-family
                           Housing Revenue, (Blairstone
                           Project), (Citibank (New York)
                           LOC),
  1,000,000                4.000% due 12/01/07++                       1,000,000
                         Gulf Breeze, Florida, Local Gov-
                           ernment Loan Program, Series
                           B, (FGIC Insured),
                           (SBPA), (Credit Locale de
                           France),
  1,555,000                4.000% due 12/01/15++                       1,555,000
                         Hillsborough (County of), Flor-
                           ida, Industrial Development
                           Revenue, (Seaboard Tampa
                           Project), AMT, (Barclays Bank
                           PLC LOC),
  2,000,000                3.950% due 12/01/16++                       2,000,000
                         Orange (County of), Florida,
                           Health Facilities Authority
                           Revenue, (Mayflower Retirement
                           Community Project), (Rabobank
                           Nederland LOC),
  1,000,000                4.000% due 03/01/18++                       1,000,000
                                                                       8,315,000
                         GEORGIA -- 6.8%
                         De Kalb (County of), Georgia,
                           Housing Authority, Multi-family
                           Housing Revenue: (Stone Mill
                           Run Apartment Project), Series
                           A, AMT,
                           (First Tennessee Bank LOC),
  4,000,000                4.000% due 08/01/27++                       4,000,000
                          (Terrace Club Project), Series
                           A , (AmSouth Bank LOC),
  1,000,000                4.200% due 11/01/15++                       1,000,000


                         Smyrna, Georgia, Multi-family
                           Housing Authority Revenue,
                           (Hills of Post Village
                           Project), (FNMA Collateral
                           Agreement),
 $2,000,000                3.850% due 06/01/25++                      $2,000,000
                                                                       7,000,000
                         ILLINOIS -- 9.0%
                         Burbank, Illinois, Industrial
                           Development Revenue, (Service
                           Merchandise, Inc. Project),
                           (Canadian Imperial Bank of
                           Commerce LOC),
    400,000                3.800% due 09/15/24+++                        400,000
                         Chicago, Illinois, O'Hare Inter-
                           national Airport, Industrial
                           Revenue, Airport and Marina
                           Improvements, (American Air-
                           lines Project), (Westdeutsche
                           Landesbank Girozentrate LOC),
    400,000                4.000% due 12/01/17+                          400,000
                         Illinois (State of), Development
                           Financial Authority, Industrial
                           Development Revenue, (Randolph
                           Pickle Corporation Project),
                           (American National Bank and
                           Trust (Chicago) LOC),
    900,000                4.200% due 06/01/12++                         900,000
                         Illinois (State of), Education
                           Facilities Authority Revenue,
                           (Northwestern University),
                           (SBPA), (First National Bank
                           of Chicago),
  1,400,000                3.950% due 12/01/25++                       1,400,000
                         Illinois (State of), Health Fa-
                           cilities Authority Revenue:
                          (Evanston Hospital Corporation
                           Project), Series B,
  2,000,000                4.650% due 02/15/96                         2,000,000
                          (Hospital Sisters Services
                           Project), Series E, (MBIA In-
                           sured), (SBPA),
                           (Morgan Guaranty),
  1,700,000                3.850% due 12/01/14++                       1,700,000
                         Illinois (State of), Health Fa-
                           cilities Authority Revenue,
                           Health, Hospital & Nursing
                           Home Improvements, (Streeter-
                           ville Corporation Project), Se-
                           ries B, (First National Bank
                           (Chicago) LOC),
  1,000,000                3.950% due 08/15/23++                       1,000,000
                         Lombard Village, Illinois, In-
                           dustrial Project Revenue, B&H
                           Partnership,
                           (Comerica Bank LOC),
  1,500,000                4.450% due 10/01/13++                       1,500,000
                                                                       9,300,000

                         INDIANA -- 7.2%
                         Greenwood, Indiana, Industrial
                           Economic Development Revenue,
                           (Health Quest Realty Project),
                           (Banc One LOC),
 $1,355,000                4.000% due 09/01/05++                      $1,355,000
                         Indiana Bond Bank, (Advance
                           Funding Program), Notes A-3,
                           (SBPA),
                           (NBD Bank),
  4,000,000                3.995% due 01/10/96++                       4,000,000
                         Indianapolis, Indiana, Multi-
                           family Housing Revenue, (Canal
                           Square Project), (Societe Gen-
                           erale LOC),
  1,300,000                3.850% due 12/01/15++                       1,300,000
                         Portage, Indiana, Economic De-
                           velopment Revenue, (Health
                           Quest Realty Project), Series
                           94, (Banc One LOC),
    820,000                4.000% due 09/01/03++                         820,000
                                                                       7,475,000
                         KENTUCKY -- 1.0%
                         Jefferson County, Kentucky, In-
                           dustrial Development Board,
                           Economic Development Revenue,
                           (Ball Corporation Project),
                           (PNC Bank of Ohio LOC),
  1,000,000                4.150% due 04/01/98++                       1,000,000

                         LOUISIANA -- 0.2%
                         Calcasieu Parish, Louisiana, In-
                           dustrial Development Board,
                           Pollution Control Revenue,
                           (Citgo Petroleum Corporation
                           Project), (Westdeutsche Landes-
                           bank Girozentrate LOC),
    200,000                3.900% due 08/01/04++                         200,000

                         MAINE -- 1.9%
                         Maine (State of), TAN,
  2,000,000                4.500% due 06/28/96                         2,009,488

                         MARYLAND -- 1.1%
                         Baltimore (City of), Maryland,
                           Economic Development Revenue,
                           (Rock Tennessee Converting Fa-
                           cility Project), (Trust Company
                           Bank LOC),
    955,000                4.100% due 09/01/97++                         955,000
                         Montgomery (County of), Mary-
                           land, Industrial Development
                           Revenue, (Information Systems
                           and Networks Corporation
                           Project), (Pittsburgh National
                           Bank LOC),
    200,000                3.750% due 04/01/14+++                        200,000
                                                                       1,155,000

                         MICHIGAN -- 6.3%
                         Jackson (County of), Michigan,
                           Economic Development Corpora-
                           tion, Economic Development Rev-
                           enue, (Sealed Power Corporation
                           Project), (National Bank of
                           Detroit LOC),
 $1,000,000                3.850% due 10/01/19+++                    $ 1,000,000
                         Michigan (State of), Building
                           Authority, Series 1, (Canadian
                           Imperial Bank of Commerce
                           LOC),
  4,000,000                3.850% due 11/16/95                         4,000,000
                         Michigan (State of), Municipal
                           Bond Authority Revenue Notes,
                           Series B,
  1,500,000                4.500% due 07/03/96                         1,506,768
                                                                       6,506,768
                         MISSOURI -- 2.0%
                         Missouri (State of), Health and
                           Educational Facilities Author-
                           ity, Educational Facilities
                           Revenue, (Washington Univer-
                           sity), (SBPA), (Morgan Guar-
                           anty),
  2,100,000                3.900% due 09/01/09++                       2,100,000

                         NEW JERSEY -- 4.6%
                         Jersey City, New Jersey, BAN,
                           GO,
  2,000,000                5.250% due 11/17/95                         2,000,456
                         New Jersey (State of), Economic
                           Development Authority, (Catho-
                           lic Community Services
                           Project), (First Fidelity LOC),
  1,250,000                3.800% due 06/01/25++                       1,250,000
                         New Jersey (State of), Economic
                           Development Authority, First
                           Mortgage Gross Revenue, (Fran-
                           ciscan Oaks Project), Series
                           B, (Bank of Scotland LOC),
  1,500,000                3.850% due 12/01/97++                       1,500,000
                                                                       4,750,456
                         NEW MEXICO -- 0.6%
                         New Mexico Educational Assis-
                           tance Foundation, Student Loan
                           Revenue, Series B, AMT, (AMBAC
                           Insured), (Internationale Ned-
                           erlanden Bank SBPA),
    600,000                4.050% due 04/01/05++                         600,000

                         NORTH CAROLINA -- 1.3%
                         North Carolina Medical Care Com-
                           munity, (Duke University Hospi-
                           tal), Series B,
                           (SBPA), (First National Bank
                           of Chicago),
  1,300,000                3.900% due 06/01/15++                       1,300,000

                         OHIO -- 4.3%
                         Centerville, Ohio, Health Care
                           Revenue, (Bethany Lutheran Vil-
                           lage Project), (PNC Bank of
                           Ohio LOC),
  1,000,000                4.000% due 11/01/13++                       1,000,000

                         Cuyhoga (County of), Ohio, In-
                           dustrial Development Revenue
                           Refunding,
                           (Pleasant Lake Project), (Soci-
                           ety National Bank),
 $1,000,000                4.000% due 05/01/11++                     $ 1,000,000
                         Greene (County of), Ohio, Indus-
                           trial Development Revenue,
                           (AFC Stamping Project), AMT,
                           (Society National Bank LOC),
  1,000,000                4.150% due 09/01/16++                       1,000,000
                         Trumbull (County of), Ohio, In-
                           dustrial Development Revenue,
                           (ATD Corporation Project), AMT,
                           (Society National Bank),
  1,000,000                4.150% due 08/01/10++                       1,000,000
                         Warren (County of), Ohio, Indus-
                           trial Development Revenue, (Pi-
                           oneer Industrial Components
                           Inc. Project), (Mitsubishi Bank
                           (Chicago) LOC),
    400,000                4.000% due 12/01/05++                         400,000
                                                                       4,400,000
                         PENNSYLVANIA -- 2.7%
                         Chester (County of), Pennsylva-
                           nia, Industrial Development
                           Revenue, (Keystone Foods Corpo-
                           ration Project), (Bank of
                           Scotland LOC),
    400,000                3.850% due 10/15/99+++                        400,000
                         Montgomery (County of), Pennsyl-
                           vania, Higher Education and
                           Health Authority Hospital Reve-
                           nue, (AMBAC Insured), (SBPA),
                           (Swiss Bank),
  2,400,000                3.850% due 09/01/18++                       2,400,000
                                                                       2,800,000
                         SOUTH CAROLINA -- 1.0%
                         Cherokee (County of), South
                           Carolina, Industrial Develop-
                           ment Revenue, (Holmberg Elec-
                           tric Corporation Project),
                           (Wachovia Bank & Trust LOC),
  1,000,000                3.950% due 11/01/04++                       1,000,000

                         TENNESSEE -- 2.9%
                         Chattanooga, Tennessee, Indus-
                           trial Development Board, (Sea-
                           board Farms of Chattanooga
                           Project), (Bank of Nova Scotia
                           LOC),
  2,000,000                3.875% due 06/01/04++                       2,000,000

                         Jefferson City, Tennessee, In-
                           dustrial Development Board, (BA
                           Property Project), AMT, (Ameri-
                           can National Bank and Trust
                           (Chicago) LOC),
  1,000,000                4.250% due 11/01/24++                       1,000,000
                                                                       3,000,000
                         TEXAS -- 15.2%
                         Austin (County of), Texas, In-
                           dustrial Development Corpora-
                           tion, Industrial Development
                           Revenue, (Justin Industries
                           Inc. Project), (Citibank (New
                           York) LOC),
  1,900,000                3.950% due 12/01/14++                       1,900,000

                         Austin, Texas, Utility System
                           Revenue Refunding Bonds,
                           Pre-refunded,
 $  875,000                10.000% due 11/15/95                     $     894,302
                         El Paso, Texas, Housing Finance
                           Corporation, (Viva Apartments
                           Project), AMT, (General Elec-
                           tric Capital Corporation LOC),
  3,000,000                4.250% due 09/01/23#                        3,000,000
                         Galveston, Texas, Industrial De-
                           velopment Corporation, (Mitch-
                           ell Interests Project), Series
                           A, AMT, (National Westminster
                           Bank PLC LOC),
  1,100,000                4.050% due 09/01/13++                       1,100,000
                         Houston, Texas, Certificates of
                           Obligation, Series B,
  1,900,000                3.900% due 04/01/14++                       1,900,000
                         San Antonio, Texas, Independent
                           School District, School Im-
                           provement Bonds, GO, Pre-
                           refunded,
    875,000                8.125% due 11/01/95                           875,000
                         Texas (State of), TRAN, Series
                           A,
  5,000,000                4.750% due 08/30/96                         5,027,886
                         Trinity River, Texas, Industrial
                           Development Authority, Indus-
                           trial Development Revenue Bond,
                           Series 1994, (Toys "R" Us
                           Project), (Bankers Trust LOC),
  1,000,000                3.875% due 11/01/14++                       1,000,000
                                                                      15,697,188
                         UTAH -- 2.3%
                         Salt Lake City, Utah, Industrial
                           Development Revenue, (SPS Tech-
                           nologies Inc. Project), AMT,
                           (National Australia Bank LOC),
  1,000,000                4.150% due 12/01/12++                       1,000,000
                         Utah (County of), Utah, Indus-
                           trial Development Revenue,
                           (McWare Inc. Project), (AmSouth
                           Bank (Birmingham) LOC),
  1,380,000                4.150% due 02/01/98++                       1,380,000
                                                                       2,380,000
                         VERMONT -- 2.0%
                         Vermont (State of), Education
                           and Health Buildings, Finance
                           Agency Revenue, (VHA New En-
                           gland Project), Series F,
                           (AMBAC Insured),
                           (SBPA), (First National Bank
                           of Chicago),
  2,100,000                3.850% due 12/01/25++                       2,100,000

                         VIRGINIA -- 1.0%
                         Botetourt (County of), Virginia,
                           Industrial Development Author-
                           ity, Industrial Development
                           Revenue, (Emkay Holdings LLC
                           Project), AMT, (State Street
                           Bank & Trust Company LOC),
 $1,000,000                3.950% due 10/01/05++                    $  1,000,000

                         WASHINGTON -- 1.0%
                         Washington (State of), Public
                           Power Supply Systems, (Nuclear
                           Project No. 3), Revenue Re-
                           funding,
  1,000,000                6.700% due 07/01/96                         1,017,444

                         WEST VIRGINIA -- 1.2%
                         Ohio (County of), West Virginia,
                           Industrial Development Revenue,
                           (Ohio Valley/Clarksburg Drug
                           Company Project), (PNC Bank
                           LOC),
  1,200,000                4.100% due 12/01/01+++                      1,200,000
                            Total Municipal Bonds and
                           Notes (Cost $103,379,753)                 103,379,753

   Shares
                         MONEY MARKET FUNDS -- 0.4%
    400,000              AIM Tax-Exempt Fund                             400,000
                         Fidelity Institutional Tax-
     30,000                Exempt Cash Management Fund                    30,000
                            Total Money Market Funds
                           (Cost $430,000)                               430,000
                         TOTAL INVESTMENTS (Cost
                           $103,809,753*)          100.5 %           103,809,753
                         OTHER ASSETS AND LIABILITIES
                           (NET)                    (0.5)%
                         Due from investment adviser                      66,483
                         Other assets                                    860,895
                         Due to custodian                             (1,152,465)
                         Dividends payable                              (301,552)
                         Shareholder servicing and dis-
                           tribution fees payable                        (13,977)
                         Administration fee payable                       (4,661)
                         Custodian fees payable                           (1,882)
                         Accrued Trustees' fees and expenses                (827)
                         Accrued expenses and other payables             (14,610)

                         TOTAL OTHER ASSETS AND LIA-
                           BILITIES (NET)                                   (562,596)

                         NET ASSETS                 100.0 %             $103,247,157

                         NET ASSET VALUE, OFFERING AND
                           REDEMPTION PRICE PER SHARE
                         Capital Shares (formerly Class A
                           Shares):
                           ($34,981,801 / 34,982,197
                           shares outstanding)                      $       1.00
                         Liquidity Shares (formerly Class
                           B Shares):
                           ($2,265,054 / 2,265,079 shares
                           outstanding)                             $       1.00
                         Adviser Shares (formerly Class C
                           Shares):
                           ($66,000,302 / 66,001,033
                           shares outstanding)                      $       1.00
  * Aggregate cost for Federal tax purposes.
  + Variable rate demand notes are payable upon not more
    than one business day's notice. The interest rate
    shown reflects the rate currently in effect.
 ++ Variable rate demand notes are payable upon not more
    than seven calendar days' notice. The interest rate
    shown reflects the rate currently in effect.
+++ Variable rate demand notes are payable upon not more
    than thirty calendar days' notice. The interest rate
    shown reflects the rate currently in effect.
 # "Put" bonds and notes have demand features which may
    mature within one year. The interest rate shown re-
    flects the rate currently in effect.

Abbreviations:
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
BAN   -- Bond Anticipation Notes
FGIC   -- Federal Guaranty Insurance Corporation
FNMA   -- Federal National Mortgage Association
GO    -- General Obligation Bonds
LOC   -- Letter of Credit
MBIA   -- Municipal Bond Investors Assurance
SBPA   -- Standby Bond Purchase Agreement
TAN    -- Tax Anticipation Notes
TRAN  -- Tax and Revenue Anticipation Notes

                         AT OCTOBER 31, 1995 NET ASSETS
                           CONSIST OF:
                         Accumulated net realized loss on
                           investments sold                         $     (1,152)
                         Paid-in capital                             103,248,309
                         TOTAL NET ASSETS                           $103,247,157

                    See Notes to Financial Statements.

STATEMENTS OF OPERATIONS                    NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1995 (unaudited)


                                     NATIONS       NATIONS       NATIONS      NATIONS
                                       CASH       TREASURY     GOVERNMENT    MUNICIPAL
                                     RESERVES     RESERVES      RESERVES     RESERVES
Investment Income:
  Interest                         $ 6,655,240  $ 10,162,338  $ 3,105,568  $ 2,034,626
  Dividends                            264,527       459,060       86,495       50,142
   Total Investment Income           6,919,767    10,621,398    3,192,063    2,084,768

Expenses:
  Investment advisory fee              341,139       535,424      162,308      158,702
  Administration fee                   113,713       178,475       54,103       52,901
  Transfer agent fees                   12,257        37,887        7,115       11,397
  Custodian fees                        21,584        54,601        9,453       10,356
  Trustees' fees and expenses            5,366         8,844        2,079        2,051
  Registration and filing fees          80,402        76,749       26,598       42,684
  Legal and audit fees                  26,701        41,159        5,761       16,949
  Amortization of organization
   costs                                 4,248         8,341       --              522
  Other                                  2,961         9,325          775          145
   Subtotal                            608,371       950,805      268,192      295,707
  Shareholder servicing and dis-
   tribution fee:
   Liquidity Shares                      6,587         1,349            2        2,489
   Adviser Shares                       61,809        75,114      129,378       86,974
  Fees waived and/or expenses
   reimbursed by investment ad-
   viser and administrator            (380,168)     (593,181)    (158,984)    (189,497)
   Total Expenses                      296,599       434,087      238,588      195,673
     Net Investment Income           6,623,168    10,187,311    2,953,475    1,889,095
   Net Realized Loss on Invest-
     ments                              --           --            (2,675)      --
   Net Increase in Net Assets
     Resulting From Operations      $ 6,623,168  $ 10,187,311  $ 2,950,800  $ 1,889,095

                    See Notes to Financial Statements.

STATEMENT OF CASH FLOWS                     NATIONS INSTITUTIONAL RESERVES
For the Six Months Ended October 31, 1995 (unaudited)


NATIONS TREASURY RESERVES
Cash flows from operating and
  investing activities:
  Investment income received               $   7,724,783
  Payment of operating expenses                 (442,312)
  Net purchases of short-term
   investments                              (316,492,760)
Cash used by operating and in-
  vesting activities                                               $(309,210,289)
Cash flows from financing activ-
  ities:
  Proceeds from shares sold                  869,254,682
  Payments on shares redeemed               (673,530,060)
  Cash provided from reverse re-
   purchase agreements                       123,202,000
  Distributions paid*                         (9,716,230)
Cash provided by financing ac-
  tivities                                                           309,210,392
Increase in cash                                                             103
Cash at beginning of period                                                   18
Cash at end of Period                                              $         121
RECONCILIATION OF NET INCREASE
  IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING
  ACTIVITIES:
Net increase in net assets re-
  sulting from operations                                          $  10,187,311
  Increase in investments                  $(319,012,273)
  Increase in interest and divi-
   dends receivable                             (402,928)
  Decrease in other assets                         3,429
  Increase in accrued expenses                    14,172
Cash used by operating activi-
  ties                                                             $(309,210,289)

* Non cash activities include reinvestment of dividends of $49,674.

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS         NATIONS INSTITUTIONAL RESERVES
Six Months Ended October 31, 1995 (unaudited)


                                  NATIONS        NATIONS        NATIONS        NATIONS
                                   CASH          TREASURY      GOVERNMENT     MUNICIPAL
                                 RESERVES        RESERVES       RESERVES       RESERVES
Net investment income         $   6,623,168   $  10,187,311  $   2,953,475  $   1,889,095
Net realized loss on invest-
  ments sold during the pe-
  riod                              --              --              (2,675)       --
Net increase in net assets
  resulting from operations       6,623,168      10,187,311      2,950,800      1,889,095
Distributions to sharehold-
  ers from net investment
  income:
   Capital Shares                (4,956,085)     (8,480,416)      (117,132)      (614,282)
   Liquidity Shares                (251,162)        (50,266)           (58)       (60,014)
   Adviser Shares                (1,415,921)     (1,656,629)    (2,836,285)    (1,214,799)
Net increase/(decrease) in
  net assets from Fund share
  transactions:
   Capital Shares               460,053,368     194,564,585     40,557,819      2,628,732
   Liquidity Shares              11,628,756       1,046,333             58       (325,989)
   Adviser Shares                12,034,124         163,378     14,485,040      1,877,598
Net increase in net assets      483,716,248     195,774,296     55,040,242      4,180,341
Net Assets:
Beginning of period             181,748,071     308,129,627     99,250,423     99,066,816
End of period                  $ 665,464,319   $ 503,903,923  $ 154,290,665  $ 103,247,157

                    See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS         NATIONS INSTITUTIONAL RESERVES
Year Ended April 30, 1995


                                  NATIONS        NATIONS         NATIONS        NATIONS
                                   CASH          TREASURY      GOVERNMENT      MUNICIPAL
                                 RESERVES        RESERVES       RESERVES        RESERVES
Net investment income         $   8,016,550   $  15,603,639  $    5,980,505  $   2,272,365
Net realized gain/(loss) on
  investments sold during
  the year                              465         --                 (408)       --
Net increase in net assets
  resulting from operations       8,017,015      15,603,639       5,980,097      2,272,365
Distributions to sharehold-
  ers from net investment
  income:
   Capital Shares                (6,283,716)    (14,047,209)       (117,060)    (1,076,833)
   Liquidity Shares                (527,606)       (120,316)     (2,762,795)       (92,633)
   Adviser Shares                (1,205,320)     (1,436,114)     (3,100,650)    (1,102,899)
Net increase/(decrease) in
  net assets from Fund share
  transactions (Note 4):
   Capital Shares                24,211,274     (86,813,062)    (10,816,825)    (3,345,368)
   Liquidity Shares             (69,785,073)    (13,553,102)   (259,835,082)   (11,213,995)
   Adviser Shares                47,683,400      55,764,669      99,247,546     64,123,435
Net increase/(decrease) in
  net assets                      2,109,974     (44,601,495)   (171,404,769)    49,564,072
Net Assets:
Beginning of year               179,638,097     352,731,122     270,655,192     49,502,744
End of year                    $ 181,748,071   $ 308,129,627  $   99,250,423  $  99,066,816

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                                    NATIONS CASH RESERVES
                              SIX MONTHS
                                ENDED        YEAR       YEAR        YEAR       YEAR      PERIOD
                               10/31/95      ENDED      ENDED      ENDED      ENDED       ENDED
                             (UNAUDITED)   04/30/95   04/30/94    04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, beginning
  of period                   $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Net investment income            0.0298      0.0480     0.0283      0.0315     0.0492     0.0392
Dividends from net invest-
  ment income                   (0.0298)    (0.0480)   (0.0283)    (0.0315)   (0.0492)   (0.0392)
Net asset value, end of
  period                       $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Total Return++                     3.01%       4.91%      2.87%       3.19%      5.03%      7.35%+
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of pe-
   riod (000's)                $ 594,116   $ 134,064  $ 109,852   $  55,739  $ 100,943  $  19,387
  Ratio of operating ex-
   penses to average net
   assets                          0.20%+      0.29%      0.45%       0.45%      0.45%      0.45%+
  Ratio of net investment
   income to average net
   assets                          5.87%+      4.96%      2.83%       3.15%      4.61%      7.04%+
  Ratio of operating ex-
   penses to average net
   assets without waivers          0.53%+      0.52%      0.56%       0.59%      0.74%      0.79%+
  Ratio of net investment
   income to average net
   assets without waivers          5.54%+      4.73%      2.72%       3.01%      4.32%      6.70%+
  Net investment income
   per share without
   waivers                     $  0.0281   $  0.0458  $  0.0272   $  0.0298  $  0.0455  $  0.0373

 * The Nations Cash Reserves Capital Shares commenced operations on Octo-ber 10, 1990.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                                    NATIONS CASH RESERVES
                              SIX MONTHS
                                ENDED        YEAR       YEAR        YEAR       YEAR      PERIOD
                               10/31/95      ENDED      ENDED      ENDED      ENDED       ENDED
                             (UNAUDITED)   04/30/95   04/30/94    04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, beginning
  of period                   $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Net investment income            0.0290      0.0471     0.0273      0.0305     0.0482     0.0197
Dividends from net invest-
  ment income                   (0.0290)    (0.0471)   (0.0273)    (0.0305)   (0.0482)   (0.0197)
Net asset value, end of
  period                       $    1.00   $    1.00  $    1.00   $    1.00  $    1.00  $    1.00
Total Return++                     2.95%       4.81%      2.77%       3.09%      4.92%      6.44%+
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of pe-
   riod (000's)                $  11,631   $       2  $  69,786   $  19,411  $   4,776  $  10,361
  Ratio of operating ex-
   penses to average net
   assets                          0.35%+      0.38%      0.55%       0.55%      0.55%      0.55%+
  Ratio of net investment
   income to average net
   assets                          5.72%+      4.87%      2.74%       2.96%      4.94%      6.41%+
  Ratio of operating ex-
   penses to average net
   assets without waivers          0.68%+      0.61%      0.65%       0.68%      0.85%      0.87%+
  Ratio of net investment
   income to average net
   assets without waivers          5.39%+      4.64%      2.64%       2.82%      4.64%      6.09%+
  Net investment income
   per share without
   waivers                     $  0.0273   $  0.0448  $  0.0262   $  0.0287  $  0.0447  $ 0.0186

  * The Nations Cash Reserves Liquidity Shares commenced operations on
    January 9, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES

For an Adviser Share outstanding throughout each period.


                                                      NATIONS CASH RESERVES
                                                  SIX MONTHS
                                                     ENDED              PERIOD
                                                   10/31/95              ENDED
                                                  (UNAUDITED)          04/30/95*
Adviser Shares:
Net asset value, beginning of period            $    1.00           $    1.00
Net investment income                                0.0285              0.0316
Dividends from net investment income                (0.0285)            (0.0316)
Net asset value, end of period                  $    1.00           $    1.00
Total Return++                                       2.88%               3.20%
Ratios to average net assets/supplemen-
tal data:
  Net assets, end of period (000's)             $  59,717           $  47,682
  Ratio of operating expenses to aver-
   age net assets                                    0.45%+              0.54%+
  Ratio of net investment income to av-
   erage net assets                                  5.62%+              4.71%+
  Ratio of operating expenses to aver-
   age net assets without waivers                    0.78%+              0.77%+
  Ratio of net investment income to av-
   erage net assets without waivers                  5.29%+              4.48%+
  Net investment income per share with-
   out waivers                                    $  0.0268           $ 0.0300

  * The Nations Cash Reserves Adviser Shares commenced operations on Sep-tember 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                              NATIONS TREASURY RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
Net investment income       0.0290       0.0480     0.0298     0.0323     0.0481      0.0176
Net realized gain on
  investments                --           --         --        0.0001     0.0003       --
Total from investment
  operations                0.0290       0.0480     0.0298     0.0324     0.0484      0.0176
Less Distributions:
  Dividends from net
   investment income       (0.0290)     (0.0480)   (0.0298)   (0.0323)   (0.0481)    (0.0176)
  Distributions from
   net realized gains        --           --         --       (0.0001)   (0.0003)      --
   Total distribu-
     tions                 (0.0290)     (0.0480)   (0.0298)   (0.0324)   (0.0484)    (0.0176)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.94%        4.91%      3.02%      3.29%      4.92%       5.89%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $ 446,257    $ 251,694  $ 338,504  $ 418,644  $  19,587   $   4,519
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.20%      0.20%      0.20%      0.26%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.74%+       4.79%      2.99%      2.99%      4.39%       5.85%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.53%+       0.50%      0.52%      0.72%      1.06%       0.94%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.40%+       4.50%      2.67%      2.48%      3.59%       5.36%+
  Net investment in-
   come per share
   without waivers        $  0.0273    $  0.0451  $  0.0267  $  0.0251  $  0.0368   $ 0.0161

 * The Nations Treasury Reserves Capital Shares commenced operations on
   January 11, 1991.
 + Annualized.
++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                              NATIONS TREASURY RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period       $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0282       0.0462     0.0263     0.0288     0.0454      0.0173
  Net realized gain on
   investments               --           --         --        0.0001     0.0003       --
   Total from invest-
     ment operations        0.0282       0.0462     0.0263     0.0289     0.0457      0.0173
Less Distributions:
  Dividends from net
   investment income       (0.0282)     (0.0462)   (0.0263)   (0.0288)   (0.0454)    (0.0173)
  Distributions from
   net realized gains        --           --         --       (0.0001)   (0.0003)         --
   Total distribu-
     tions                 (0.0282)     (0.0462)   (0.0263)   (0.0289)   (0.0457)    (0.0173)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.86%        4.71%      2.67%      2.93%      4.64%       5.79%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $   1,720    $     674  $  14,227  $   3,369  $   2,807   $   2,891
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.49%      0.55%      0.55%      0.52%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.59%+       4.50%      2.67%      2.89%      4.62%       5.75%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.68%+       0.79%      0.87%      1.07%      1.32%       1.04%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.25%+       4.21%      2.35%      2.37%      3.82%       5.26%+
  Net investment in-
   come per share
   without waivers        $  0.0265    $  0.0431  $  0.0232  $  0.0213  $  0.0349   $ 0.0160

  * The Nations Treasury Reserves Liquidity Shares commenced operations on
    January 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                   NATIONS TREASURY RESERVES
                                                 SIX MONTHS
                                                   ENDED                PERIOD
                                                  10/31/95              ENDED
                                                (UNAUDITED)           04/30/95*
Adviser Shares:
Net asset value, beginning of period             $    1.00            $    1.00
Net investment income                               0.0277               0.0308
Dividends from net investment income               (0.0277)             (0.0308)
Net asset value, end of period                   $    1.00            $    1.00
Total Return++                                        2.81%                3.11%
Ratios to average net assets/supple-
  mental data:
  Net assets, end of period (000's)              $  55,927            $  55,762
  Ratio of operating expenses to av-
   erage net assets                                   0.45%+               0.45%+
  Ratio of net investment income to
   average net assets                                 5.49%+               4.54%+
  Ratio of operating expenses to av-
   erage net assets without waivers                   0.78%+               0.75%+
  Ratio of net investment income to
   average net assets without waiv-
   ers                                                5.15%+               4.25%+
  Net investment income per share
   without waivers                               $  0.0260            $ 0.0288

  * The Nations Treasury Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                             NATIONS GOVERNMENT RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0291       0.0463     0.0278     0.0312     0.0343      0.0168
  Net realized gain on
   investments               --           --         --         --        0.0023       --
   Total from invest-
     ment operations        0.0291       0.0463     0.0278     0.0312     0.0366      0.0168
Less Distributions:
  Dividends from net
   investment income       (0.0291)     (0.0463)   (0.0278)   (0.0312)   (0.0343)    (0.0168)
  Distributions from
   net realized gains        --           --         --         --       (0.0023)      --
   Total distribu-
     tions                 (0.0291)     (0.0463)   (0.0278)   (0.0312)   (0.0366)    (0.0168)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.95%        4.72%      2.82%      3.15%      3.71%       5.57%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $  40,559    $       2  $  10,819  $   7,396  $   1,800   $     295
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.32%      0.45%      0.45%      0.45%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.68%+       4.35%      2.78%      3.07%      4.24%       5.89%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.49%+       0.54%      0.51%      0.64%      0.76%       0.80%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.39%+       4.13%      2.72%      2.88%      3.93%       5.54%+
  Net investment in-
   come per share
   without waivers        $  0.0276    $  0.0439  $  0.0272  $  0.0288  $  0.0313   $  0.0158

  * The Nations Government Reserves Capital Shares commenced operations on
    January 17, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                             NATIONS GOVERNMENT RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Income from invest-
  ment operations:
  Net investment in-
   come                     0.0279       0.0453     0.0268     0.0302     0.0461      0.0176
  Net realized gain on
   investments               --           --         --         --        0.0023       --
   Total from invest-
     ment operations        0.0279       0.0453     0.0268     0.0302     0.0484      0.0176
Less Distributions:
  Dividends from net
   investment income       (0.0279)     (0.0453)   (0.0268)   (0.0302)   (0.0461)    (0.0176)
  Distributions from
   net realized gains        --           --         --         --       (0.0023)      --
   Total distribu-
     tions                 (0.0279)     (0.0453)   (0.0268)   (0.0302)   (0.0484)    (0.0176)
Net asset value, end
  of period               $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                2.82%        4.59%      2.71%      3.05%      4.70%       6.04%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)         $       2    $       2  $ 259,836  $ 149,252  $  12,486   $   5,589
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.40%      0.55%      0.55%      0.55%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           5.53%+       4.27%      2.68%      2.71%      4.46%       5.86%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers            0.64%+       0.62%      0.61%      0.74%      0.86%       0.94%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers            5.24%+       4.05%      2.62%      2.52%      4.18%       5.47%+
  Net investment in-
   come per share
   without waivers        $  0.0264    $  0.0430  $  0.0262  $  0.0274  $  0.0422   $  0.0170

  * The Nations Government Reserves Liquidity Shares commenced operations on January 11, 1991.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                 NATIONS GOVERNMENT RESERVES
                                              SIX MONTHS
                                                ENDED                  PERIOD
                                               10/31/95                 ENDED
                                             (UNAUDITED)              04/30/95*
Adviser Shares:
Net asset value, beginning of
  period                                      $    1.00              $    1.00
Net investment income                            0.0274                 0.0299
Dividends from net investment
  income                                        (0.0274)               (0.0299)
Net asset value, end of period                $    1.00              $    1.00
Total Return++                                     2.76%                  3.04%
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of period
   (000's)                                    $ 113,730              $  99,246
  Ratio of operating expenses to
   average net assets                              0.45%+                 0.57%+
  Ratio of net investment income
   to average net assets                           5.43%+                 4.10%+
  Ratio of operating expenses to
   average net assets without
   waivers                                         0.74%+                 0.79%+
  Ratio of net investment income
   to average net assets without
   waivers                                         5.14%+                 3.88%+
  Net investment income per
   share without waivers                      $  0.0259              $ 0.0283

  * The Nations Government Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Capital Share outstanding throughout each period.


                                              NATIONS MUNICIPAL RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Capital Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Net investment income       0.0188       0.0313     0.0198     0.0231     0.0356      0.0245
Dividends from net
  investment income        (0.0188)     (0.0313)   (0.0198)   (0.0231)   (0.0356)    (0.0245)
Net asset value, end
  of period              $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                1.90%        3.19%      2.00%      2.34%      3.62%       4.62%+
Ratios to average net
  assets/supplemental data:
  Net assets, end of
   period (000's)        $  34,982    $  32,353  $  35,698  $  26,145  $  18,150   $   5,064
  Ratio of operating
   expenses to aver-
   age net assets             0.20%+       0.23%      0.45%      0.45%      0.45%       0.45%+
  Ratio of net invest-
   ment income to av-
   erage net assets           3.73%+       3.36%      1.98%      2.27%      3.38%       4.70%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers
   and/or expenses
   reimbursed                 0.56%+       0.59%      0.58%      0.66%      0.89%       0.99%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers
   and/or expenses
   reimbursed                 3.37%+       2.99%      1.85%      2.05%      2.94%       4.16%+
  Net investment in-
   come per share
   without waivers
   and/or expenses
   reimbursed            $  0.0170    $  0.0279  $  0.0186  $  0.0203  $  0.0296   $  0.0216

  * The Nations Municipal Reserves Capital Shares commenced operations on
    October 23, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For a Liquidity Share outstanding throughout each period.


                                              NATIONS MUNICIPAL RESERVES
                         SIX MONTHS
                            ENDED        YEAR       YEAR       YEAR       YEAR       PERIOD
                          10/31/95       ENDED      ENDED      ENDED      ENDED      ENDED
                         (UNAUDITED)   04/30/95   04/30/94   04/30/93   04/30/92   04/30/91*
Liquidity Shares:
Net asset value, be-
  ginning of period      $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Net investment income       0.0181       0.0304     0.0188     0.0221     0.0346      0.0478
Dividends from net
  investment income        (0.0181)     (0.0304)   (0.0188)   (0.0221)   (0.0346)    (0.0478)
Net asset value, end
  of period              $    1.00    $    1.00  $    1.00  $    1.00  $    1.00   $    1.00
Total Return++                1.81%        3.09%      1.90%      2.24%      3.52%       4.60%+
Ratios to average net
  assets/
  supplemental data:
  Net assets, end of
   period (000's)        $   2,265    $   2,591  $  13,805  $  10,766  $  11,473   $   8,927
  Ratio of operating
   expenses to aver-
   age net assets             0.35%+       0.33%      0.55%      0.55%      0.55%       0.55%+
  Ratio of net invest-
   ment income to av-
   erage net assets           3.58%+       3.26%      1.86%      2.21%      3.36%       5.22%+
  Ratio of operating
   expenses to aver-
   age net assets
   without waivers
   and/or expenses
   reimbursed                 0.71%+       0.69%      0.67%      0.76%      0.99%       0.81%+
  Ratio of net invest-
   ment income to av-
   erage net assets
   without waivers
   and/or expenses
   reimbursed                 3.22%+       2.89%      1.74%      2.00%      2.92%       4.96%+
  Net investment in-
   come per share
   without waivers
   and/or expenses
   reimbursed             $  0.0163    $  0.0270  $  0.0176  $  0.0192  $  0.0285   $  0.0455

  * The Nations Municipal Reserves Liquidity Shares commenced operations on June 1, 1990.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS                        NATIONS INSTITUTIONAL RESERVES
For an Adviser Share outstanding throughout each period.


                                                 NATIONS MUNICIPAL RESERVES
                                              SIX MONTHS
                                                 ENDED                  PERIOD
                                               10/31/95                 ENDED
                                              (UNAUDITED)             04/30/95*
Adviser Shares:
Net asset value, beginning of
  period                                      $    1.00               $    1.00
Net investment income                            0.0176                  0.0199
Dividends from net investment
  income                                        (0.0176)                (0.0199)
Net asset value, end of period                $    1.00               $    1.00
Total Return++                                     1.78%                   2.02%
Ratios to average net as-
  sets/supplemental data:
  Net assets, end of period
   (000's)                                    $  66,000               $  64,123
  Ratio of operating expenses to
   average net assets                              0.45%+                  0.48%+
  Ratio of net investment income
   to average net assets                           3.48%+                  3.11%+
  Ratio of operating expenses to
   average net assets without
   waivers and/or expenses reim-
   bursed                                          0.81%+                  0.84%+
  Ratio of net investment income
   to average net assets without
   waivers and/or expenses reim-
   bursed                                          3.12%+                  2.74%+
  Net investment income per
   share without waivers and/or
   expenses reimbursed                        $  0.0158               $ 0.0176

  * The Nations Municipal Reserves Adviser Shares commenced operations on
    September 22, 1994.
  + Annualized.
 ++ Total return represents aggregate total return for the periods indi-cated.

                    See Notes to Financial Statements.

Notes to Financial Statement (unaudited)    Nations Institutional Reserves

1. Significant Accounting Policies.

NATIONS INSTITUTIONAL RESERVES (formerly known as The Capitol Mutual Funds) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust currently offers four portfolios: Nations Cash Reserves (formerly, Cash Reserves), Nations Trea-sury Reserves (formerly, Treasury Reserves), Nations Government Reserves (formerly, Government Reserves) and Nations Municipal Reserves (formerly, Tax Free Reserves) (collectively the "Portfolios"). The Portfolios cur-rently offer three classes of shares: Capital Shares (formerly, Class A Shares), Liquidity Shares (formerly, Class B Shares) and Adviser Shares (formerly, Class C Shares). The Board of Trustees has authorized the issu-ance of Market Shares (formerly, Class D Shares). As of October 31, 1995, no Market Shares have been sold. Matters affecting each class will be voted on exclusively by their shareholders. The following is a summary of significant accounting policies followed by the Portfolios in the prepara-tion of their financial statements.

    Securities Valuation--The portfolio securities of each Portfolio are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant.

    Repurchase Agreements--Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. In the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. Unless permitted by the Securities and Exchange Commission, the Portfolio will not enter into repurchase agreements with the investment adviser, the distributor or any of their affiliates. The Portfolio's investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Portfolio enters into repurchase agreements to evaluate potential risks.

    Reverse Repurchase Agreement--Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves each may enter into reverse repurchase agreements with institutions that the Portfolio's investment adviser has determined are creditworthy. Under a reverse repurchase agreement, a Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time a Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other liquid high grade debt obligations equal in value to its obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statement of Net Assets.

    At October 31, 1995, Nations Treasury Reserves had reverse repurchase agreements outstanding as follows:

        Maturity Amount                               $ 123,202,000
        Maturity Date                                      07/01/96
        Market Value of Assets Sold
          Under Agreements                             $123,037,887

    The average daily balance of reverse repurchase agreements outstanding during the six months ended October 31, 1995 was $51,421,924. Nations Cash Reserves and Nations Government Reserves did not enter into any reverse repurchase agreements during the six months ended October 31, 1995.

    The proceeds received by Nations Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the year, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $34,167 and have been included in interest income in the Statement of Operations.

    Securities Transactions and Investment Income--Securities transactions are accounted for on a trade date basis. Realized gains and losses are computed on the specific identification of the securities sold. Interest income, adjusted for amortization of discounts and premiums on investments to maturity, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized gains and losses are allocated among the classes based upon the relative net assets of each class.

    Dividends and Distributions to Shareholders--It is the policy of the Portfolios to declare dividends daily from net investment income and to pay such dividends monthly. The Portfolios will distribute net realized short-term capital gains, unless offset by any available capital loss carryforward, annually after the fiscal year in which earned or more frequently to maintain a net asset value of $1.00 per share. Additional distributions of net investment income and capital gains may be made at the discretion of the Board of Trustees in order to avoid application of the 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by the Portfolio as a whole.

    Federal Income Taxes--Each Portfolio intends to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income or excise tax provision is required.

    Expenses--General expenses of the Trust are allocated to the Portfolios based upon relative net assets. Operating expenses directly attributable to a class of shares are charged to that class' operations. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expense relates based on the relative average net assets of each class.

2. Investment Advisory Fee, Administrative Fee and Related Party Transac-tions.

The Trust has entered into an Investment Advisory Agreement with Nations-Bank, N.A. (together with its predecessors "NationsBank"), a successor to NationsBank of North Carolina, N.A., an indirect wholly-owned subsidiary of NationsBank Corporation, with respect to each Portfolio. Under the terms of this agreement, NationsBank is entitled to a fee equal to 0.30%, on an annualized basis, of the average daily net assets of each Portfolio.

Stephens Inc. ("Stephens") serves as the Trust's administrator pursuant to an Administration Agreement. The Shareholder Services Group, Inc. ("TSSG"), a wholly owned subsidiary of First Data Corporation, Inc., serves as the Trust's co-administrator pursuant to a Co-Administration Agreement. Under the Administration and Co-Administration Agreements, the administrator and the co-administrator are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10%, on an annualized basis, of the average daily net assets of the Trust on a com-bined basis. TSSG also serves as transfer agent for the Portfolios.

For the six months ended October 31, 1995, Stephens earned $39,952 (after fee waivers) for its services.

The investment adviser and administrator may, from time to time, reduce their fees (either voluntarily or pursuant to applicable state limita-tions). For the six months ended October 31, 1995, the investment adviser and administrator voluntarily waived fees and reimbursed expenses as fol-lows:

                                       FEES             FEES           EXPENSES
                                      WAIVED         WAIVED BY        REIMBURSED
                                    BY ADVISER     ADMINISTRATOR      BY ADVISER
Nations Cash Reserves                $341,139        $ 39,029            --
Nations Treasury Reserves             535,424          57,757            --
Nations Government Reserves           141,608          17,376            --
Nations Municipal Reserves            158,702          16,702          $14,093

No officer, director or employee of NationsBank, Stephens or TSSG, or any affiliate thereof, receives any compensation from the Trust for serving as Trustee or officer of the Trust. The Trust pays each Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each board meeting attended. The Trust also reimburses expenses incurred by the Trustees in attending such meetings.

Eligible Trustees may participate in nonqualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan partici-pants are paid solely out of each Portfolio's assets. Income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds offered by Nations Funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a fund of Nations Fund, Inc.

NationsBank of Texas, N.A. acts as the Portfolios' custodian. For the six months ended October 31, 1995, NationsBank of Texas, N.A. earned $95,994 for its services as custodian. Stephens acts as the distributor of the Portfolios' shares.

3. Shareholder Servicing and Distribution Plans.

The Trust has adopted a distribution plan ("Liquidity Shares Plan") pursu-ant to Rule 12b-1 under the 1940 Act for the Liquidity Shares of the Port-folios. Under the Liquidity Shares Plan, the Trust may reimburse Stephens up to 0.30% of the average daily net assets of the Liquidity Shares for actual expenses incurred by Stephens in connection with the distribution of Liquidity Shares of the Portfolios. Currently, the Trust is not reim-bursing Stephens for any portion of such expenses.

Unreimbursed expenses incurred by Stephens in a given year may not be re-covered by Stephens in subsequent years.

In addition, the Liquidity Shares Plan permits the Trust to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Li-quidity Shares of the Nations Cash Reserves, Nations Government Reserves, and Nations Municipal Reserves and 0.35% of the average daily net assets of the Liquidity Shares of the Nations Treasury Reserves. Stephens may use this fee to compensate certain financial institutions that provide admin-istrative and/or distribution services to Liquidity Shares shareholders.

The Trustees of the Trust have currently set this fee at an annual rate of 0.15% of the average daily net assets of the Liquidity Shares of each Portfolio.

For the six months ended October 31, 1995, the Portfolios incurred the following amounts pursuant to the above plan:

                                                          LIQUIDITY
                                                         SHARES PLAN
Nations Cash Reserves                                      $ 6,587
Nations Treasury Reserves                                    1,349
Nations Government Reserves                                      2
Nations Municipal Reserves                                   2,489

The Trust also has adopted a shareholder servicing plan ("Adviser Shares Servicing Plan") for the Adviser Shares of the Portfolios. Under the Ad-viser Shares Servicing Plan, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with the Trust for certain shareholder support services that are provided by the servicing agents to holders of Adviser Shares. Payments under the Adviser Shares Servicing Plan are accrued daily and paid monthly at a rate that will not exceed 0.25%, on an annualized basis, of the average daily net assets of the Adviser Shares of the Portfolios. Fees paid pursuant to the Adviser Shares Servicing Plan are charged as expenses of Adviser Shares of a Port-folio as accrued.

For the six months ended October 31, 1995, the Portfolios incurred the following amounts pursuant to the above plan:

                                                            ADVISER
                                                             SHARES
                                                           SERVICING
                                                              PLAN
Nations Cash Reserves                                     $  61,809
Nations Treasury Reserves                                    75,114
Nations Government Reserves                                 129,378
Nations Municipal Reserves                                   86,974

A substantial portion of the fees paid, pursuant to the Plans described above, are paid to affiliates of NationsBank.

The following chart shows the effective rates, expressed as a percentage of average daily net assets, paid by the Portfolios under the shareholder servicing and distribution plans for the six months ended October 31, 1995:

                                                                   ADVISER
                                                                   SHARES
                                             LIQUIDITY            SERVICING
                                            SHARES PLAN             PLAN
Nations Cash Reserves                          0.15%                 0.25%
Nations Treasury Reserves                      0.15                  0.25
Nations Government Reserves                    0.15                  0.25
Nations Municipal Reserves                     0.15                  0.25

4. Shares of Beneficial Interest.

As of October 31, 1995, an unlimited number of shares without par value were authorized for the Trust. The Trust's Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unis-sued, shares into one or more additional classes or series of shares. Since the Portfolios have sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions.

Changes in capital stock for each Portfolio were as follows:

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
NATIONS CASH RESERVES:
  Capital Shares:
   Sold                               $493,400,903                 $ 223,577,458
   Issued as
     reinvestment of dividends              31,160                        21,277
   Redeemed                            (33,378,695)                 (199,387,461)
   Net increase                       $460,053,368                 $  24,211,274

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
  Liquidity Shares:
   Sold                               $  69,571,599                $   60,277,929
   Issued as reinvest
     ment of dividends                     208,436                            66
   Redeemed                            (58,151,279)                 (130,063,068)
   Net increase/
     (decrease)                      $  11,628,756                $  (69,785,073)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
NATIONS CASH RESERVES:
(continued)
  Adviser Shares:
   Sold                              $ 132,871,480                 $ 167,716,490
   Issued as
     reinvestment of dividends                  60                            65
   Redeemed                           (120,837,416)                 (120,033,155)
   Net increase                      $   12,034,124                $  47,683,400

* The Nations Cash Reserves Adviser Shares commenced operations on Septem-ber 22, 1994.

                                      SIX MONTHS
                                        ENDED                      YEAR ENDED
                                     OCTOBER 31,                    APRIL 30,
                                         1995                         1995
NATIONS TREASURY RESERVES:
  Capital Shares:
   Sold                             $ 773,104,964                $ 1,677,277,600
   Redeemed                          (578,540,379)                (1,764,090,662)
   Net increase/(decrease)          $ 194,564,585                $   (86,813,062)

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
  Liquidity Shares:
   Sold                               $  2,050,465                 $  17,013,126
   Issued as
     reinvestment of dividends              49,616                        11,987
   Redeemed                             (1,053,748)                  (30,578,215)
   Net increase/(decrease)            $  1,046,333                 $ (13,553,102)

                                       SIX MONTHS
                                          ENDED                     PERIOD ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                              $  94,099,253                 $ 152,926,823
   Issued as
     reinvestment of dividends                  58                            63
   Redeemed                            (93,935,933)                  (97,162,217)
   Net increase                      $     163,378                 $  55,764,669

* The Nations Treasury Reserves Adviser Shares commenced operations on
  September 22, 1994.

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS GOVERNMENT RESERVES:
  Capital Shares:
   Sold                               $  59,202,777                 $   4,497,797
   Issued as
     reinvestment of dividends                   60                            53
   Redeemed                             (18,645,018)                  (15,314,675)
   Net increase/(decrease)            $  40,557,819                 $ (10,816,825)

                                       SIX MONTHS
                                         ENDED                      YEAR ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995
  Liquidity Shares:
   Sold                                   --                      $  243,816,794
   Issued as
     reinvestment of dividends           $ 58                                424
   Redeemed                               --                        (503,652,300)
   Net increase/(decrease)               $ 58                      $(259,835,082)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                              $ 165,425,713                 $  328,245,819
   Issued as
     reinvestment of dividends                  57                            21
   Redeemed                           (150,940,730)                 (228,998,294)
   Net increase                      $   14,485,040                $  99,247,546

* The Nations Government Reserves Adviser Shares commenced operations on
  September 22, 1994.

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS MUNICIPAL RESERVES:
  Capital Shares:
   Sold                               $  19,842,781                 $  48,532,498
   Redeemed                            (17,214,049)                   (51,877,866)
   Net increase/(decrease)            $   2,628,732                 $  (3,345,368)

                                       SIX MONTHS
                                          ENDED                      YEAR ENDED
                                       OCTOBER 31,                   APRIL 30,
                                          1995                          1995
NATIONS MUNICIPAL RESERVES:
(continued)
  Liquidity Shares:
   Sold                              $  26,251,036                 $  31,268,170
   Issued as
     reinvestment of dividends              50,838                        21,817
   Redeemed                            (26,627,863)                  (42,503,982)
   Net decrease                      $    (325,989)                $ (11,213,995)

                                       SIX MONTHS
                                         ENDED                     PERIOD ENDED
                                      OCTOBER 31,                    APRIL 30,
                                          1995                         1995*
  Adviser Shares:
   Sold                             $ 136,769,203                 $  237,647,735
   Issued as
     reinvestment of dividends                 37                             40
   Redeemed                           (134,891,642)                 (173,524,340)
   Net increase                     $    1,877,598                 $  64,123,435

* The Nations Municipal Reserves Adviser Shares commenced operations on
  September 22, 1994.

5. Restricted Securities

The following securities are illiquid and restricted as to resale and, ac-cordingly, are valued at fair value in good faith by or under the direc-tion of the Trust's Board of Trustees taking into consideration such fac-tors as the Board deems appropriate.

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Nations Cash Reserves total net assets that the security comprises as well as the aggregate cost of such security at October 31, 1995.




                     ACQUISITION                  VALUE      10/31/95     PERCENTAGE OF
     SECURITY           DATE        PAR VALUE    PER UNIT      VALUE       NET ASSETS         COST
Goldman Sachs Group
  Limited Partner-
  ship,
  5.875% 04/16/96     10/18/95     $30,000,000    $1.00     $30,000,000       4.51%       $30,000,000

The following table shows the acquisition date, the par value, value per unit, market value, the percentage of the Nations Treasury Reserves total net assets that the security comprises as well as the aggregate cost of such security at October 31, 1995.

 REPURCHASE   ACQUISITION                   VALUE      10/31/95    PERCENTAGE OF
 AGREEMENT        DATE       PAR VALUE    PER UNIT      VALUE        NET ASSETS         COST
Morgan
  Stanley
  Group
  Inc.,
  5.700%
  11/17/95      10/20/95    $25,000,000     $1.00    $25,000,000        4.96%       $25,000,000

Certain securities may be sold only pursuant to certain legal restric-tions, and may be difficult to sell. The Portfolios will not invest more than 10% of the value of their respective net assets in securities that are illiquid.

6. Organization Costs.

Expenses incurred in connection with the organization of each of the Port-folios, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of each Port-folio outstanding at the time of such redemption. All such costs have been fully amortized for Nations Government Reserves.

7. Concentration of Credit.

The Portfolios invest primarily in money market instruments maturing in one year or less whose ratings are within the highest ratings categories by a nationally recognized statistical rating agency or, if not rated, are believed by NationsBank to be of comparable quality. The ability of the issuers of the securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific in-dustry, state or region.

8. Capital Loss Carryforward.

As of April 30, 1995, the Portfolios had available for Federal income tax purposes unused capital losses as follows:


              EXPIRING   EXPIRING    EXPIRING    EXPIRING   EXPIRING    EXPIRING
              IN 1998     IN 1999    IN 2000     IN 2001     IN 2002    IN 2003
Nations
  Cash
  Reserves      --         $270       $2,594       $850      $  574       --
Nations
  Treasury
  Reserves      --          --          --          --        9,255     $ 3,324
Nations
  Govern-
  ment
  Reserves      --          --          --          --         --           408
Nations
  Munici-
  pal Re-
  serves        $72         --          --          --         --         1,080

9. Subsequent Event.

As of November 1, 1995, TSSG will be known as First Data Investor Services Group, Inc.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

October 31, 1995

                      Nations Institutional Reserves
                               PO Box 34602
                         Charlotte, NC 28254-3584
                         Toll Free 1-800-290-2224

                                 IRSAR1095



[Insert Logo]

NATIONS INSTITUTIONAL RESERVES

Nations Cash Reserves

Nations Treasury Reserves

Nations Government Reserves

Nations Municipal Reserves

SEMIANNUAL REPORT

October 31, 1995

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:

         (a)      Financial Statements

         Included in Part A:

                  Per Share Income and Capital Changes

         Included in Part B:

                  Audited Financial Statements, including:

                      Portfolio of Investments for April 30, 1995
                      Statements of Assets and Liabilities for April 30, 1995 Statements of Operations for the year ended April 30, 1995 Statements of Changes in Net Assets for the years ended April 30, 1995 and April 30, 1994 Financial Highlights Notes to Financial Statements
                      Report of Independent Accountants, dated June 20, 1995


                  Unaudited Financial Statements, including:

                      Portfolio of Investments  for October 31, 1995
                      Statements of Assets and Liabilities for October 31, 1995 Statements of Operations for the period ended
                      October  31,  1995
                      Statements of Changes in Net Assets for the period ended October 31, 1995
                      Financial  Highlights
                      Notes to Financial Statements


         Included in Part C:

                  Consent of Independent Accountants

         (b)      Additional Exhibits


                  (1)      Declaration of Trust Incorporated by Reference to Form N-1A filed January 22, 1990
                  (2)      By-Laws Incorporated by Reference to Form N-1A filed January 22, 1990
                  (3)      Not Applicable
                  (4)      Not Applicable
                  (5)(a)   Management Agreement Incorporated by Reference to Pre-Effective Amendment No. 1


                  (5)(b)   Investment Advisory Agreement with ASB Capital Management, Inc. Incorporated by
                           Reference to Pre-Effective Amendment No. 1
                  (5)(c)   Investment Advisory Agreement with NationsBank, N.A. Incorporated by Reference to
                           Post-Effective Amendment No. 10

                  (5)(d)   Investment Advisory Agreement with Nationsbanc Advisors, Inc. is filed herewith
                  (5)(e)   Sub-Advisory Agreement with TradeStreet Investment Associates, Inc. is filed herewith
                  (6)(a)   Distribution Agreement with SEI Financial Services Company Incorporated by Reference
                           to Pre-Effective Amendment No. 1

                  (6)(b)   Distribution Agreement with Stephens, Inc. Incorporated by Reference to Post-Effective
                           Amendment No. 10
                  (7)      Not Applicable
                  (8)(a)   Custodian Agreement with Security Trust Company, N.A. Incorporated by Reference to
                           Pre-Effective Amendment No. 1
                  (8)(b)   Custody Agreement with NationsBank of Texas, N.A. Incorporated by Reference to
                           Post-Effective Amendment No. 10
                  (9)(a)   Administration Agreement with Stephens Inc. Incorporated by Reference to
                           Post-Effective Amendment No. 10
                  (9)(b)   Co-Administration Agreement with The Boston Company Advisors, Inc. Incorporated by
                           Reference to Post-Effective Amendment No. 10
                  (9)(c)   Transfer Agency Agreement with The Shareholder Services Group, Inc. to be filed by amendment
                 (10)      Opinion   and   Consent  of   Counsel  is  filed   herewith
                 (11)      Consent  of  Independent   Accountants  is  filed  herewith
                 (12)      Not Applicable (13)Not Applicable (14)Not Applicable
                 (15)(a)   Distribution Plan for Liquidity Class Shares Incorporated by Reference to
                           Pre-Effective Amendment No. 1
                 (15)(b)   Shareholder Servicing Plan for Adviser Class Shares Incorporated by Reference to
                           Post-Effective Amendment No. 10
                 (15)(c)   Form of Shareholder Servicing Agreement for Adviser Class Shares Incorporated by
                           Reference to Post-Effective Amendment No. 10

                 (15)(d)   Shareholder Servicing Plan for Market Class Shares Incorporated by Reference to
                           Post-Effective Amendment No. 12

                 (15)(e)   Form of Shareholder Servicing Agreement for Market Class Shares Incorporated by
                           Reference to Post-Effective Amendment No. 10
                 (15)(f)   Distribution Plan for Market Class Shares Incorporated by Reference to Post-Effective
                           Amendment No. 12
                 (15)(g)   Form of Brokerage Agreement Incorporated by Reference to Post-Effective Amendment No.
                           11

                 (15)(h)   Shareholder Servicing Plan for Liquidity Class Shares Incorporated by Reference to
                           Post-Effective Amendment No. 14



                 (16)      Performance Quotation Computation Incorporated by Reference to Post-Effective Amendment No. 6
                 (17)      Not Applicable
                 (18)      Form of Plan entered into by Registrant pursuant to Rule 18f-3 under the Investment
                           Company Act of 1940

Item 25.          Persons Controlled by or under Common Control with Registrant

                  Registrant is controlled by its Board of Trustees.

Item 26.          Number of Holders of Securities:

         As of January 8, 1996

                                                                  Number of
                     Title of Class                             Record Holders
Shares of beneficial interest, without par value --
Nations Cash Reserves -- Capital Class                                2,365
Nations Cash Reserves -- Liquidity Class                                 11
Nations Cash Reserves -- Adviser Class                                    5
Nations Cash Reserves -- Market Class                                     0
Nations Treasury Reserves -- Capital Class                              160
Nations Treasury Reserves -- Liquidity Class                              4
Nations Treasury Reserves -- Adviser Class                                5
Nations Treasury Reserves -- Market Class                                 0
Nations Government Reserves -- Capital Class                            176
Nations Government Reserves -- Liquidity Class                            1
Nations Government Reserves -- Adviser Class                              5
Nations Government Reserves -- Market Class                               0
Nations Municipal Reserves -- Capital Class                             185
Nations Municipal Reserves -- Liquidity Class                             2
Nations Municipal Reserves -- Adviser Class                               3
Nations Municipal Reserves -- Market Class                                0



Item 27.          Indemnification

         Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Indemnification of Registrant's administrators, principal underwriter, custodian and transfer agent is provided for, respectively, in the:

   1.   Administration Agreement with Stephens Inc.;

   2.   Co-Administration Agreement with The Boston Company Advisors, Inc.;

   3.   Distribution Agreement with Stephens Inc.;

   4.   Custody Agreement with NationsBank of Texas, N.A.; and

   5.   Transfer Agency Agreement with First Data Investor Services Group, Inc.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 28.          Business and Other Connections of Investment Adviser:

         (a) To the knowledge of Registrant, none of the directors or officers of NationsBanc Advisors, Inc. ("NBAI"), the adviser to the Registrant's portfolios, or TradeStreet Investment Associates, Inc. ("TradeStreet") the sub-investment adviser, except those set forth below, is or has been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of NBAI or TradeStreet, respectively, or other subsidiaries of NationsBank Corporation. Set forth below are the names and principal businesses of the directors and certain of the senior executive officers of NBAI and TradeStreet who are engaged in any other business, profession, vocation or employment of a substantial nature.

         (b) NBAI performs investment advisory services for the Registrant and certain other customers. NBAI is a wholly owned subsidiary of NationsBank, N.A. ("NationsBank"), which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the investment adviser is incorporated by reference to Form ADV filed by NBAI with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-49874). TradeStreet performs sub-investment advisory services for the Registrant and certain other customers. TradeStreet is a wholly owned subsidiary of NationsBank, which in turn is a wholly owned banking subsidiary of NationsBank Corporation. Information with respect to each director and officer of the sub-investment adviser is incorporated by reference to Form filed by TradeStreet with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file no. 801-50372).

Item 29.        Principal Underwriters:

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc., Overland Express Funds, Inc., Stagecoach Inc., Stagecoach Funds, Inc. and Stagecoach Trust and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc. closed-end management investment companies.

      (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940 (file #501-15510).

      (c)            Not applicable.


Item 30.             Location of Accounts and Records:

              (1) NationsBanc Advisors, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Investment Adviser).

              (2) TradeStreet Investment Associates, Inc., One NationsBank Plaza, Charlotte, North Carolina 28255 (records relating to its function as Sub-Investment Adviser).

              (3) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Distributor).

              (4) Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201 (records relating to its functions as Administrator).

              (5) First Data Investor Services Group, Inc., One Exchange Place, 53 State Street, Boston, Massachusetts 02109 (records relating to its functions as Co-Administrator).

              (6) First Data Investor Services Group, Inc., One Exchange Place, Boston, Massachusetts 02109 (records relating to its function as Transfer Agent).

              (7) NationsBank of Texas, N.A., 1401 Elm Street, Dallas, Texas 75202 (records relating to its function as Custodian).

Item 31.             Management Services

                     None

Item 32.             Undertakings

      (a) To call a meeting of Shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provision of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

      (b) To furnish each prospective person to whom a prospectus will be delivered with a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A, upon request and without charge.

NOTICE

              A copy of the Agreement and Declaration of Trust for The Capitol Mutual funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 17th day of January, 1996.

                         NATIONS INSTITUTIONAL RESERVES

                          By:             *
                                A. Max Walker
                                President and Chairman
                                of the Board of Trustees

                          By:/s/ RICHARD H. BLANK, JR.
                              Richard H. Blank, Jr.
                                *Attorney-in-Fact

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:




          SIGNATURES                                    TITLE                                 DATE

                *                              President and Chairman                  January 17, 1996
----------------------------------
(A. Max Walker)                               of the Board of Trustees
                                            (Principal Executive Officer)

                *                                     Treasurer                        January 17, 1996
----------------------------------
(Richard H. Rose)                                  Vice President
                                              (Principal Financial and
                                                 Accounting Officer)

                *                                      Trustee                         January 17, 1996
----------------------------------
(Edmund L. Benson, III)

                *                                      Trustee                         January 17, 1996
----------------------------------
(James Ermer)

                *                                      Trustee                         January 17, 1996
----------------------------------
(William H. Grigg)

                *                                      Trustee                         January 17, 1996
----------------------------------
(Thomas F. Keller)

/s/ CARL E. MUNDY, JR.                                 Trustee                         January 17, 1996
----------------------
(Carl E. Mundy, Jr.)

                *                                      Trustee                         January 17, 1996
----------------------------------
(Charles B. Walker)




                *                                      Trustee                         January 17, 1996
----------------------------------
(Thomas S. Word)

/s/ RICHARD H. BLANK, JR.
Richard H. Blank, Jr.
*Attorney-in-Fact


                                  EXHIBIT INDEX

Exhibit
Number               Description

EX-27.a                 Financial Data Schedules-Nations Cash Reserves
EX-27.b                 Financial Data Schedules-Nations Treasury Reserves
EX-27.c                 Financial Data Schedules-Nations Government Reserves
EX-27.d                 Financial Data Schedules-Nations Municipal Reserves

EX-99.B10            Opinion and Consent of Counsel

EX-99.B11            Consent of Independent Accountants

EX-99.B5(d)          Investment Advisory Agreement with NBAI

EX-99.B5(e)          Sub-Advisory Agreement with TradeStreet